As filed with the Securities and Exchange Commission on April 26, 2000


                            Registration No. 2-75503


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                         Pre-Effective Amendment No. ( )
                                     -------


                       Post-Effective Amendment No. 69 (X)
                                      -----


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                              Amendment No. 69 (X)
                                      ----


                             MAXIM SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                              8515 E. Orchard Road
                            Englewood, Colorado 80111

       Registrant's Telephone Number, including Area Code: (303) 689-3000

                                 W. T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road

                            Englewood, Colorado 80111

                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            James F. Jorden, Esquire
               Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
                         1025 Thomas Jefferson St. N. W.
                                 Suite 400 East
                          Washington, D. C. 20007-0805

It is proposed that this filing will become effective (check appropriate box)

   immediately upon filing pursuant to paragraph (b) of Rule 485
X  on May 1, 2000 pursuant to paragraph (b) of Rule 485
   60 days after filing pursuant to paragraph  (a)(1) of Rule 485 on _____________________, pursuant to paragraph  (a)(1) of Rule 485
   75 days after filing pursuant to paragraph (a)(2) of Rule 485 on _____________________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate,  check the following:
  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


This post-effective amendment no. 69, filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, does not effect, delete, amend, or supersede any information contained in post-effective amendment no. 67 to the registration statement, which relates solely to the Maxim Vista Growth & Income Portfolio.



                             MAXIM SERIES FUND, INC.


         Maxim Money Market Portfolio                         Maxim Templeton International Equity Portfolio
         Maxim Bond Portfolio                                 Maxim INVESCO ADR Portfolio
         Maxim Loomis Sayles Corporate Bond Portfolio         Maxim T. Rowe Price Equity/Income Portfolio
         Maxim U.S. Government Securities Portfolio           Maxim Founders Growth & Income Portfolio
         Maxim Short-Term Maturity Bond Portfolio             (formerly, Maxim Founders Blue Chip Portfolio)
         Maxim U.S. Government Mortgage                       Maxim INVESCO Balanced Portfolio

            Securities Portfolio
         Maxim Global Bond Portfolio

                                                              Maxim Loomis Sayles Small-Cap Value Portfolio

         Maxim Ariel MidCap Value Portfolio                   Maxim Ariel Small-Cap Value Portfolio
         Maxim T. Rowe Price MidCap Growth Portfolio          Maxim INVESCO Small-Cap Growth Portfolio

         Aggressive Profile I Portfolio                       Maxim Stock Index Portfolio
         Moderately Aggressive Profile I Portfolio            Maxim Index 600 Portfolio

               Moderate Profile I Portfolio                   Maxim Value Index Portfolio
         Moderately Conservative Profile I Portfolio          Maxim Growth Index Portfolio
         Conservative Profile I Portfolio                     Maxim Index 400 Portfolio

                                                              Maxim Bond Index Portfolio (formerly, Maxim

         Aggressive Profile II Portfolio                      Investment Grade Corporate Bond Portfolio)
         Moderately Aggressive Profile II Portfolio           Maxim Index Pacific Portfolio
         Moderate Profile II Portfolio                        Maxim Index European Portfolio
         Moderately Conservative Profile II Portfolio
         Conservative Profile II Portfolio




                               (the "Portfolios")

                                ----------------
                             8515 East Orchard Road

                               Englewood, CO 80111

                                (800) 338 - 4015

This Prospectus describes thirty-five portfolios, twenty-two of which are "Equity Portfolios," twelve of which are "Debt Portfolios" (including the Money Market Portfolio) and one which is a "Balanced Portfolio." GW Capital Management, LLC ("GW Capital Management"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company, serves as investment adviser to each of the Portfolios. Several of the Portfolios are managed on a day-to-day basis by "Sub-Advisers" hired by GW Capital Management.

Each Portfolio is a series of the Maxim Series Fund, Inc. (the "Fund"). Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.

The Fund is available only as an investment option for certain variable annuity contracts, variable life insurance policies and certain qualified retirement plans. Therefore you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or participate in a qualified retirement plan that makes one or more of the Portfolios available for investment.

This Prospectus contains important information about each Portfolio that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   The date of this Prospectus is May 1, 2000.

                                    CONTENTS

The Portfolios at a Glance

 ..............................................................................
      Maxim Money Market Portfolio
      Maxim Bond Portfolios
      Maxim Small-Cap Portfolios
      Maxim MidCap Portfolios
      Maxim Foreign Equity Portfolios
      Maxim Domestic Equity Portfolios
           Maxim Equity Index Portfolios
      Maxim Profile Portfolios

Fees and Expenses...........................................................

Examples......................................................................

More Information About the Portfolios

 ...............................................................................
      The Equity Portfolios
      The Debt Portfolios
      The Money Market Portfolio
      The Balanced Portfolio

Other Investment Practices

 ..............................................................................

Management of the Portfolios...................................................

Important Information About Your Investment....................................

Financial Highlights.................................................

                           THE PORTFOLIOS AT A GLANCE

The following information about each Portfolio is only a summary of important information you should know. More detailed information about the Portfolios' investment strategies and risks is included elsewhere in this Prospectus. Please read this prospectus carefully before investing in any of the Portfolios.

THE MAXIM MONEY MARKET PORTFOLIO

The investment objective for this Portfolio is to:

o Seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Invest in high-quality, short-term debt securities. These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. ("Moody's) or Standard & Poor's Corporation ("S&P") (or unrated securities of comparable quality).

o     Invest in securities which are only denominated in U.S. dollars.

The principal investment risks for this Portfolio include:

Possible loss of money

o You should know that an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them.

Interest rate risk


o The market value of a money market instrument is affected by changes in interest rates. When interest rates rise, the market value of money market instruments declines and when interest rates decline, market value rises. When interest rates rise, money market instruments which can be purchased by the Portfolio will have higher yields.


Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance for the last ten calendar years. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]

During the periods shown in the chart for the Maxim Money Market Portfolio, the highest return for a quarter was 1.94% (quarter ending September, 1990) and the lowest return for a quarter was 0.67% (quarter ending , September, 1993).


Yield

Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 1999, the Money Market Portfolio's 7-day yield and its effective yield were:

                                7-Day Yield        Effective Yield


Maxim Money Market                 5.33%                5.47%
Portfolio

MAXIM BOND PORTFOLIOS

Maxim Short-Term Maturity Bond Portfolio

The investment objective of this Portfolio is to:

o Seek maximum total return that is consistent with preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Invest primarily in short-term investment grade bonds.

o Select securities based on relative value, maturity, quality and sector.

o Maintain an actively managed portfolio of debt securities selected from several categories including:

o     U.S. Treasuries and Agency securities;
o     Commercial and residential mortgage-backed securities;
o     Asset-backed securities; and
o     Corporate bonds.

o Maintain a weighted average quality of A or higher.


o Maintain an average effective maturity of no greater than five (5) years.


o Invest up to 20% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk" bonds).

The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest.

o Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. As a result, the total return and yield of a junk bond can be expected to fluctuate more than the total return and yield of high quality bonds and the potential loss is significantly greater.

Non-Diversification Risk

o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's performance may be adversely affected by any single economic, political or regulatory event than that experienced by a diversified portfolio.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim Short-Term Maturity Bond Portfolio, the highest return for a quarter was 2.74% (quarter ending September, 1998) and the lowest return for a quarter was 0.27% (quarter ending March,
1996).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 1999:

                                              Since

                               One Year Inception


Maxim Short-Term Maturity

Bond Portfolio                      3.37%       5.35%
Lehman 1-3 Year
Government/Corporate Bond Index     3.15%       5.79%


The inception date for the Maxim Short-Term Maturity Bond Portfolio was August 1, 1995. The Lehman 1-3 Year Government/Corporate Bond Index is comprised of short-average-life U.S. Government and agency bonds and investment-grade corporate bonds.

Maxim U.S. Government Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection.

Principal investment strategies.   This Portfolio will:

o Invest primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.


o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


o Invest in U.S. Treasury bills, notes or bonds or in certificates (which are fully backed by the U.S. Government) representing individual interests in pools of these types of U.S. Treasury securities.

The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance for the last ten calendar years. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim U.S. Government Securities Portfolio , the highest return for a quarter was 5.20% (quarter ending June, 1995) and the lowest return for a quarter was -2.70% (quarter ending March,
1994).


From July 29, 1987 to May 1, 1990, the U.S. Government Securities Portfolio's name was the Government and High Quality Securities Portfolio. During this period, the Portfolio's investment policies differed from the U.S. Government Securities Portfolio's current policies.

The average annual total return for one year, five years, and ten years for the period ended December 31, 1999:

                                One Year       Five Years    Ten Years


Maxim U.S. Government

Securities Portfolio             0.30%           7.08%         7.37%
Lehman Aggregate Bond Index      -0.82%          7.73%         7.70%
Lehman Intermediate
Government/Mortgage Index        1.59%           7.77%         7.64%
Merrill Lynch Mortgage Index     1.61%           7.99%         7.88%


The Lehman Government/Mortgage Index is comprised of U.S. Government issued securities and agency issued fixed-rate mortgage-backed pass-through securities, excluding special programs. The Merrill Lynch Mortgage Index is comprised of fixed-rate mortgage pass-through securities issued by FNMA, FHLMC, and GNMA. It includes 30-year, 15-year mortgage pass-through securities as well as balloon securities. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim U.S. Government Mortgage Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection

Principal investment strategies.  This Portfolio will:

o Invest primarily in mortgage related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


Non-Diversification Risk

o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a diversified portfolio.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the  periods  shown in the chart for the Maxim U.S.  Government  Mortgage
Securities Portfolio , the highest return for a quarter was 4.76% (quarter ending June, 1995) and the lowest return for a quarter was -2.33% (quarter ending March, 1994).


The average annual total return for one year, five years and since inception of the Portfolio) for the period ended December 31, 1999:

                                                             Since

                                One Year       Five Years    Inception


Maxim U.S. Government

Mortgage Securities              0.51%           7.11%         6.26%
Portfolio
Lehman Mortgage-Backed
Securities Index                 1.86%           7.98%         6.46%
Lehman Aggregate Bond Index      -0.82%          7.73%         6.56%


The inception date for the Maxim U.S. Government Mortgage Securities Portfolio was December 1, 1992. The Lehman Mortgage-Backed Securities Index is comprised of mortgage-backed securities issued by GNMA, FNMA, and FHLMC and includes 15 and 30 year mortgage pass-throughs and balloon securities.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Bond Portfolio

The investment objective of this Portfolio is to:

o Seek maximum total return consistent with preservation of capital.

Principal investment strategies.  This Portfolio will:

o Invest primarily in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations.

o Select securities based on relative value, maturity, quality and sector.

o Invest in securities with various maturities but maintaining a weighted average maturity of 2 to 10 years.

o Invest up to 40% of its total assets in foreign securities, with no more than 20% in non-U.S. dollar denominated foreign debt. No more than 25% of total assets may be invested in securities of issuers located in a single country, (other than the U.S).

The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest.

Foreign Risk

o Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of loss than U.S. securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance for the last ten calendar years. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim Bond Portfolio, the highest return for a quarter was 7.20% (quarter ending December, 1991) and the lowest return for a quarter was -2.16% (quarter ending March, 1994).


The average annual total return for one, five, and ten years for the period ended December 31, 1999:

                                One Year       Five Years    Ten Years


Maxim Bond Portfolio             -0.27%          6.47%         6.70%
Lehman Aggregate Bond Index      -0.82%          7.73%         7.70%
Lehman Intermediate
Government/Corporate Bond        0.39%           7.10%         7.26%
Index
Lehman Intermediate
Corporate Bond Index             0.16%           7.77%         7.89%


The Lehman Intermediate Government/Corporate Bond Index is comprised of U.S. Government issued and investment-grade or better, dollar-denominated, publicly issued corporate bonds with 1-10 years remaining until maturity. The Lehman
Intermediate Corporate Bond Index is comprised of investment-grade or better, dollar-denominated, publicly-issued corporate bonds.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Loomis Sayles Corporate Bond Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.) ---------------------------------------------

The investment objective of this Portfolio is to:

o Seek high total investment return through a combination of current income and capital appreciation.

Principal investment strategies.   This Portfolio will:

o Invest primarily in corporate debt securities of any maturity.

o Focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

o Invest up to 20% of its total assets in preferred stock.


o Invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers are not subject to this 20% limitation.


o Invest up to 35% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk" bonds).

The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest.

o Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. As a result, the total return and yield of a junk bond can be expected to fluctuate more than the total return and yield of high quality bonds and the potential loss is significantly greater.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

Preferred Stock Risk

o Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim Loomis Sayles Corporate Bond Portfolio, the highest return for a quarter was 9.94% (quarter ending June, 1995) and the lowest return for a quarter was -5.01% (quarter ending September,
1998).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 1999:

                                                        Since

                                One Year    Five Years  Inception


Maxim Loomis Sayles

Corporate Bond Portfolio         4.87%        11.93%      11.20%
Merrill Lynch Intermediate
Government/Corporate Index       -2.05%        7.61%      7.47%


The inception date for the Maxim Loomis Sayles Corporate Bond Portfolio was November 1, 1994. The Merrill Lynch Intermediate Government/Corporate Index is comprised of Government issued bonds and investment-grade or better, dollar-denominated, publicly-issued corporate bonds with 1-10 years remaining until maturity.

DEBT INDEX PORTFOLIO

Maxim Bond Index Portfolio (formerly, the Maxim Investment Grade Corporate Bond Portfolio)

The investment objective for this Portfolio is to:

o Seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index ("Lehman Index").

Principal Investment Strategies.  The Portfolio will:

o Invest primarily in debt securities of the Lehman Index.

o Invest in a portfolio of securities using sampling techniques designed to give the Portfolio the relevant comparable attributes of the Lehman Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Lehman Index and options on futures contracts.

The principal investment risks for the Portfolio include:

Index Risk

o It is possible the Lehman Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is tracking the return of the Lehman Index.

Tracking Error Risk

o Several factors will affect the Portfolio's ability to precisely track the performance of the Lehman Index. For example, unlike the Lehman Index, which is an unmanaged group of securities, the Portfolio has operating expenses and those expenses will reduce the Portfolio's total return. In addition, the Portfolio will own less than all the securities of the Lehman Index, which also may cause a variance between the performance of the Portfolio and the Lehman Index.

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk

o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio could be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Fund to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 1999 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).


Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than the amount paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]


During the periods shown in the chart of the Bond Index Portfolio, the highest return for a quarter was 6.31% (quarter ending June, 1995) and the lowest return for a quarter was -2.54% (quarter ending March, 1994).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31,1999:

                                                        Since

                                One Year    Five Years  Inception


Maxim Bond Index Portfolio       -0.31%        6.54%      5.56%
Lehman Aggregate Bond Index      -0.82%        7.73%      6.56%


The inception date for the Portfolio was December 1, 1992. On July 26, 1999, pursuant to a vote of the majority of shareholders, the Portfolio changed its name and investment objective so that it now seeks investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. Prior to the changes, the Portfolio's name was the Maxim Investment Grade Corporate Bond Portfolio and it compared its performance to that of the Lehman Intermediate Government/Corporate Index and Lehman Intermediate Corporate Index. Consistent with its change in investment objective, the Portfolio now compares its performance to that of the Lehman Aggregate Bond Index, the Portfolio's new benchmark index.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

FOREIGN DEBT PORTFOLIO

Maxim  Global Bond Portfolio (Sub-Adviser: Pareto Partners)

The investment objective of this Portfolio is to:

o Seek highest total return consistent with a reasonable degree of risk.

Principal investment strategies.  This Portfolio will:

o Invest primarily in debt obligations of issuers located throughout the world.

o     Ordinarily invest in at least three countries.

o Hold foreign currencies and attempt to profit from fluctuations in currency exchange rates.

o Typically invest in developed countries, but may invest up to 35% of total assets in emerging markets.

o Invest primarily in debt securities rated investment grade or the unrated equivalent as determined by Pareto Partners.


o Invest up to 35% of its total assets in below investment grade debt securities ("high yield/high risk" or "junk" bonds).


The principal investment risks for this Portfolio include:

Interest Rate Risk


o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.


Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligations to pay principal and/or interest.

o Junk bonds (debt securities rated below investment grade) are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. As a result, the total return and yield of a junk bond can be expected to fluctuate more than the total return and yield of high quality bonds and the potential loss is significantly greater.

Derivative Risk

o The Portfolio may invest some assets in derivative securities, such as options and futures. This practice is used primarily to hedge the Portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility.

o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Non-Diversification Risk

o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any economic, political or regulatory event than a diversified portfolio.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

o In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

o Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

No performance history is available as the Portfolio has less than one year of performance data.

MAXIM SMALL-CAP PORTFOLIOS

Maxim Ariel Small-Cap Value Portfolio (Sub-Adviser: Ariel Capital Management, Inc.) ---------------------------------------

The investment objective of this Portfolio is to:

o     Seek long-term capital appreciation.

Principal investment strategies.  This Portfolio will:

o     Invest primarily in small-cap common stocks.

o Emphasize small companies that are believed to be undervalued.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environment record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Small Company Risk

o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim Ariel Small-Cap Value Portfolio, the highest return for a quarter was 20.41% (quarter ending December, 1998) and the lowest return for a quarter was -15.76% (quarter ending September,
1998).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 1999:

                                                             Since

                                One Year       Five Years    Inception


Maxim Ariel Small-Cap

Value Portfolio                  -5.80%          12.18%        10.01%
Russell 2000 Index               21.26%          13.08%        12.20%


The inception date for the Maxim Ariel Small-Cap Value Portfolio was December 1, 1993. The Russell 2000 Index is a list compiled by the Frank Russell Company and is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

Maxim Loomis Sayles Small-Cap Value Portfolio (Sub-Adviser: Loomis, Sayles & Company, --------------------------------------------- L.P.)

The investment objective of this Portfolio is to:

o     Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:


o Invest primarily in small-cap companies within the Russell 2000 Index market capitalization range ($178.2 million to $1.3 billion as of May 30, 1999).


o Seek to build a core small-cap portfolio of common stocks of solid growth companies.

o Seek companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

o  Invest up to 35% of total  assets  in equity  securities  of  companies  with
   market   capitalizations   in  excess  of  the  Russell   2000  Index  market
   capitalization range.

The principal investment risks for this Portfolio include:

Small Company Risk

o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 1999 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim Loomis Sayles Small-Cap Value Portfolio, the highest return for a quarter was 17.18% (quarter ending December, 1998) and the lowest return for a quarter was -18.76% (quarter ending September, 1998).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 1999:

                                                          Since

                                One Year    Five Years  Inception


Maxim Loomis Sayles

Small-Cap Value Portfolio        -0.43%       15.42%      14.33%
Russell 2000 Index               21.26%       13.08%      14.12%


The inception date for the Maxim Loomis Small-Cap Value Portfolio was November 1, 1994. The Russell 2000 Index is a list compiled by the Frank Russell Company and is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

Maxim INVESCO Small-Cap Growth Portfolio (Sub-Adviser: INVESCO Funds Group, Inc.) ----------------------------------------

The investment objective of this Portfolio is to:

o     Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:


o Invest primarily in a diversified group of equity securities of emerging growth companies with market capitalizations of $2 billion or less at the time of purchase.

o Invest up to 35% of total assets in equity securities of companies with market capitalizations in excess of $2 billion.


o Identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they:

o     are determined to be in the developing stages of their life cycle, and
o     have demonstrated, or are expected to achieve, long-term earnings growth.

o Invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The principal investment risks for this Portfolio include:

Small Company Risk

o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 1999 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim INVESCO Small-Cap Growth Portfolio, the highest return for a quarter was 50.98% (quarter ending December, 1999 ) and the lowest return for a quarter was -17.43% (quarter ending September, 1998).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 1999:

                                                        Since

                                One Year    Five Years  Inception


Maxim INVESCO Small-Cap

Growth Portfolio                 80.78%       33.34%      32.32%
Russell 2000 Index               21.26%       13.08%      14.12%


The inception date for the Maxim INVESCO Small-Cap Growth Portfolio was November 1, 1994. The Russell 2000 Index is list compiled by the Frank Russell Company and is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

MAXIM MIDCAP PORTFOLIOS

Maxim T. Rowe Price MidCap Growth Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.) ---------------------------------------------

The investment objective of this Portfolio is to:


o     Seek long-term capital appreciation.


Principal investment strategies.   This Portfolio will:


Invest in mid-cap stocks with potential for above-average earnings growth.

o Emphasize companies whose earnings are expected to grow at a faster rate than the average mid-cap company. In this regard, the Portfolio will focus on issuers whose market capitalization fall within the range of companies included in the Standard & Poor's ("S&P") 400 MidCap Index - generally between $207.3 million and $13.8 billion.


o     Invest in companies that:
o     offer proven products or services;
o have a historical record of above-average earnings growth; o demonstrate potential for sustained earnings growth; o operate in industries experiencing increasing demand; or o are believed to be undervalued in the market place.

o Invest up to 25% of its total assets in foreign securities.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk

o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim T. Rowe Price MidCap Growth Portfolio, the highest return for a quarter was 26.91% (quarter ending December, 1998) and the lowest return for a quarter was -17.21% (quarter ending September,
1998).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 1999:

                                              Since

                               One Year Inception


Maxim T. Rowe Price

MidCap Growth Portfolio          24.60%       23.31%
S&P 400 MidCap Index             14.72%       20.60%


The inception date for the Maxim T. Rowe Price MidCap Growth Portfolio was July 1, 1997. The S&P 400 MidCap Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a market capitalization averaging $2.3 billion.

Maxim Ariel MidCap Value Portfolio (Sub-Adviser: Ariel Capital Management, Inc.)
----------------------------------

The investment objective of this Portfolio is to:

o     Seek long-term capital appreciation.

Principal investment strategies.   This Portfolio will:

o Invest primarily in equity securities of mid-cap companies.

o Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. In this connection the Portfolio will focus on issuers with market capitalization between approximately $200 million and $5 billion.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environment record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk

o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.


Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 1999 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).


Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim Ariel MidCap Value Portfolio, the highest return for a quarter was 34.61% (quarter ending December, 1998) and the lowest return for a quarter was -15.01% (quarter ending September,
1998).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 1999:

                                                        Since

                                 One Year    Five Years Inception


Maxim Ariel MidCap Value          0.26%        15.22%     14.48%
Portfolio
Russell MidCap Index              18.23%       21.86%     17.50%


The inception date for the Maxim Ariel MidCap Value Portfolio was January 3, 1994. The Russell MidCap Index is a list of the bottom 800 companies of the top 1000 from the Russell 1000 Index, a list compiled by the Frank Russell Company of the top 1000 U.S. companies by market capitalization. The bottom 800 companies represent approximately 35% of the total market capitalization value of the Russell 1000.

MAXIM FOREIGN EQUITY PORTFOLIOS

Maxim  Templeton   International   Equity  Portfolio   (Sub-Adviser:   Templeton
Investment

Counsel, Inc.)

The investment objective of this Portfolio is to:

o     Seek long-term capital growth.

Principal investment strategies.  This Portfolio will:


o Invest primarily in equity securities of companies located outside the U.S., including those in emerging markets.

o Focus on the market price of a company's securities relative to the company's potential long-term earnings, asset value and cash flow potential. The company's historical value measures including price/earnings ratio, profit margins and liquidation value will also be considered, but are not limiting factors.


The principal investment risks for this Portfolio include:

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim Templeton International Equity Portfolio, the highest return for a quarter was 16.13% (quarter ending December, 1999) and the lowest return for a quarter was -22.66% (quarter ending September, 1998).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 1999:

                                                             Since

                                One Year       Five Years    Inception


Maxim Templeton

International Equity             29.91%          10.39%        9.73%
Portfolio
MSCI EAFE Index                  27.30%          13.20%        13.40%


The inception date for the Maxim Templeton International Equity Portfolio was December 1, 1993. The Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE") Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim INVESCO ADR Portfolio  (Sub-Adviser: INVESCO Capital Management, Inc.)

The investment objective of this Portfolio is to:

o Seek high total return through capital appreciation and current income, while reducing risk through diversification.

Principal investment strategies.   This Portfolio will:

o Invest primarily in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S.

o  Select  stocks  in  the  Portfolio   from   approximately   2,200  large  and
   medium-sized capitalization foreign companies.

o Analyze potential investments through computer analysis which compares current stock price to measures such as:

o     book value,
o     historical return on equity,
o     company's ability to reinvest capital,
o     dividends, and
o     dividend growth.

The principal investment risks for this Portfolio include:

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim INVESCO ADR Portfolio, the highest return for a quarter was 21.53% (quarter ending December, 1999) and the lowest return for a quarter was -16.88% (quarter ending September, 1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 1999:

                                                        Since

                                One Year    Five Years  Inception


Maxim INVESCO ADR Portfolio      22.67%       16.31%      15.48%
MSCI EAFE Index                  27.30%       13.20%      11.77%


The inception date for the Maxim INVESCO ADR Portfolio was November 1, 1994. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

MAXIM DOMESTIC EQUITY PORTFOLIOS

Maxim Founders Growth & Income Portfolio (Sub-Adviser: Founders Asset Management
LLC) ----------------------------------------  (formerly, the Founders Blue Chip
Portfolio)

The investment objective of this Portfolio is to:

o     Seek long-term growth of capital and income.

Principal investment strategies.  This  Portfolio will:

o Invest primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

o Invest in "Blue Chip" stocks that: o are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average or the S&P 500 Index

o     generally pay regular dividends.


o Invest up to 30% of its total assets in foreign securities; however, the Portfolio may invest without limitation in American Depository Receipts ("ADRs").

The principal investment risks for this Portfolio include:

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.


Sector Risk

o Securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a section. Because the Portfolio may allocate relatively more assets to certain industry sectors than others, the Portfolio's performance may be more susceptible to any developments which affect those sections emphasized by the Portfolio.


Foreign Risk

o Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 1999 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim Founders Growth & Income Portfolio, the highest return for a quarter was 17.35% (quarter ending December, 1999) and the lowest return for a quarter was -6.08% (quarter ending September,
1998).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 1999:

                                                   Since

                                    One Year      Inception


Maxim Founders Growth & Income       15.04%        14.36%
Portfolio
S&P 500 Index                        21.04%        24.21%
Lipper Growth & Income Index         11.86%        37.98%

The inception date for the Maxim Founders Growth & Income Portfolio was July 1, 1997. The S&P 500 Index Portfolio is comprised of stocks that trade on the NYSE, the AMEX, or in NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States. The Lipper Growth & Income Index tracks the average return of a group of equity fund portfolios having a primary investment objective of growth of capital, with a secondary objective of a steady stream of income. The Lipper Growth & Income Index reflects the expenses of managing the mutual funds included in the Index.


Maxim T. Rowe Price Equity/Income Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.) -------------------------------------------

The investment objective of this Portfolio is to:


o Seek substantial dividend income and also long-term capital appreciation.


Principal investment strategies.   This  Portfolio will:


o Invest primarily in common stocks of well established companies paying above-average dividends.


o Emphasize companies with favorable prospects for increasing dividend income and, secondarily, capital appreciation.

o Invest in companies which have some of the following characteristics: o established operating histories o above-average current dividend yields relative to Standard & Poor's 500 Stock Index o sound balance sheets and other financial characteristics o low price/earnings ratio relative to the S&P 500 Index o low stock price relative to a company's underlying value as measured by assets, earnings, cash flow or business franchises.

o Invest up to 25% of its total assets in foreign securities.

The principal investment risks for this Portfolio include:

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim T. Rowe Price Equity/Income Portfolio, the highest return for a quarter was 13.14% (quarter ending June, 1999) and the lowest return for a quarter was -8.58% (quarter ending September,
1999).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 1999:

                                                        Since

                                   One Year   Five      Inception
                                                Years


Maxim T. Rowe Price

Equity/Income Portfolio             3.39%      18.24%    17.29%
S&P 500 Index                       21.04%     28.56%    26.94%


The inception date for the Maxim T. Rowe Price Equity/Income Portfolio was November 1, 1994. The S&P 500 Index is comprised of the stocks that make up the S&P 500 that trade on the NYSE, the AMEX, or in NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

Maxim INVESCO Balanced Portfolio  (Sub-Adviser: INVESCO Funds Group, Inc.)

The investment objective of this Portfolio is to:

o Seek high total return through capital appreciation and current income.

Principal investment strategies.   This  Portfolio will:


o     Invest normally 50% to 70% of its assets in common stocks.


o Invest at least 25% of its assets in debt securities issued by the U.S. Government, its agencies and instrumentalities, or in investment grade corporate bonds.

o In selecting equity securities, the Portfolio will:

o seek to identify companies with better-than-average earnings growth potential

o seek to identify companies within industries identified as well-positioned for the current and expected economic climate

o consider dividend payout records

o seek to identify companies traded on national stock exchanges or in the over-the counter markets; however, securities traded on regional or foreign exchanges may also be included.

o Invest up to 25% of total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The principal investment risks for this Portfolio include:

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 1999 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each full calendar year since inception. The table shows how the Portfolio's average annual total return compared to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year


During the periods shown in the chart for the Maxim INVESCO Balanced Portfolio, the highest return for a quarter was 17.03% (quarter ending June, 1997) and the lowest return for a quarter was -6.73% (quarter ending September, 1998).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 1999:

                                             Since

                               One Year Inception


Maxim INVESCO Balanced            16.74%       20.30%
Portfolio
S&P 500 Index                     21.04%       28.29%
Lehman Intermediate
Government/ Corporate Index       0.39%        5.78%
Lipper Balanced Index             8.98%        58.89%


The inception date for the Maxim INVESCO Balanced Portfolio was October 1, 1996. The S&P 500 Index is comprised of the stocks that make up the S&P 500 that trade on the NYSE, the AMEX, or in NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States. The Lehman Intermediate Government/Corporate Bond Index is comprised of U.S. Government issued and investment-grade or better, dollar-denominated, publicly issued corporate bonds with 1-10 years remaining until maturity. The Lipper Balanced Index is comprised of the mutual funds covered by the Lipper Survey of Mutual Funds that invest in a mix of equity and debt securities as a primary investment objective. The Lipper Balanced Index measures the average performance of the funds included over various time periods.

MAXIM INDEX PORTFOLIOS

The investment objective for each of the Index Portfolios is to:

o Each Index Portfolio seeks investment results that track the total return of the common stocks that comprise its benchmark index.

Principal investment strategies.   Each Index Fund will:

o Invest at least 80% of its total assets in common stocks of the following applicable Benchmark Indexes:

      PORTFOLIO                           BENCHMARK INDEX

Maxim Stock Index Portfolio               Standard & Poor's (S&P) 500 Composite Stock Price
Index
                                    and S&P 400 MidCap Index, weighted according to their
pro rata
                               share of the market

Maxim Index 600 Portfolio                 S&P SmallCap 600 Stock Index

Maxim Index 400 Portfolio           S&P 400 MidCap Index

Maxim Growth Index Portfolio              S&P/BARRA Growth Index

Maxim Value Index Portfolio               S&P/BARRA Value Index


Maxim Index Pacific Portfolio            FTSE World (Pacific)Index


Maxim Index European Portfolio             FTSE World (European) Index


S&P, BARRA and FTSE are not sponsors of, or in any other way endorsed, sold or promoted or affiliated with, the Equity Index Portfolios or Maxim Series Fund.


o Attempt to reproduce the returns of the applicable Benchmark Index by owning the securities contained in each index in as close as possible a proportion of the portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts.

The principal investment risks for all of the Index Portfolios include:

Index Risk

o It is possible the benchmark index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that an Index Portfolio could have poor investment results even if it is tracking the return of the Benchmark Index.

Tracking Error Risk

o Several factors will affect a Portfolio's ability to track precisely the performance of its Benchmark Index. For example, unlike Benchmark Indexes, which are merely unmanaged groups of securities, each Portfolio has operating expenses and those expenses will reduce the Portfolio's total return. In addition, a Portfolio may own less than all the securities of a Benchmark Index, which also may cause a variance between the performance of the Portfolio and its benchmark index.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Derivative Risk

o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Fund could be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Fund to lose more money than if the Fund had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

Possible Loss of Money

o When you sell your shares of any of the Index Portfolios, they could be worth less than what you paid for them.

The Index 600 Portfolio also has the following additional principal investment risk:

Small-Company Risk

o The Index 600 Portfolio invests in the stocks of small companies. The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision.


The Maxim Growth Index Portfolio has the following additional principal investment risk:

Non-Diversification Risk

o  Non-diversification   risk  means  a  relatively   high   percentage  of  the
   Portfolio's assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's performance may be adversely affected by any single economic, political or regulatory event.

o When a benchmark index becomes less diversified, the Portfolio which tracks that index similarly becomes less diversified. This has happened to the Maxim Growth Index Portfolio. Due to the rapid appreciation of certain stocks in the S&P/BARRA Growth Index, the Portfolio's top four holdings, as of the date of this prospectus, represent more than 25% of its total assets. By tracking its benchmark index, the Portfolio has technically become "non-diversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market value of the Portfolio's largest holdings rise and fall, there may be times when the Portfolio is diversified under SEC standards and other times when it is not.


The Maxim Index European and Maxim Index Pacific Portfolios have the following additional principal investment risks:

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolios to greater risk of potential loss than U.S. securities.

Portfolio Performance Data

The bar charts and tables below provide an indication of the risk of investment in the Index Portfolios. The bar charts show the Portfolios' performance in each full calendar year since inception, or, in the case of the Stock Index Portfolio, for the last ten full calendar years. The table shows how each of the Index Portfolios' average annual total return compared to the performance of its Benchmark Index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Index Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

Maxim Stock Index Portfolio


During the periods shown in the chart for the Maxim Stock Index Portfolio, the highest return for a quarter was 21.71% (quarter ending December, 1998) and the lowest return for a quarter was -10.50% (quarter ending September, 1998).


From September 24, 1984 to December 1, 1992, the Stock Index Portfolio's name was the Growth Portfolio. During this period, the Portfolio's investment policies differed from the Stock Index Portfolio's current policies.

The average annual total return for one year, five years and ten years for the period ended December 31, 1999:

                                One Year       Five Years    Ten Years


Stock Index Portfolio            19.73%          27.08%        17.20%
S&P 500 Index                    21.04%          28.56%        18.21%
S&P 400 MidCap Index             14.72%          23.05%        17.32%

The S&P 500 Index is comprised of the stocks that make up the S&P 500 that trade on the NYSE, the AMEX, or in the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States. The S&P 400 MidCap Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a market capitalization averaging $2.3 billion.


Maxim Index 600 Portfolio


During the periods shown in the chart for the Maxim Index 600 Portfolio, the highest return for a quarter was 17.29% (quarter ending December, 1998) and the lowest return for a quarter was -20.74% (quarter ending September, 1998).


The average annual total return for one year, five years, and since inception of the Portfolio for the period ended December 31, 1999:

                                                             Since

                                One Year       Five Years    Inception


Maxim Index 600 Portfolio        11.85%          14.16%        10.84%
S&P 600 Index                    12.40%          17.04%        12.50%


The inception date for the Maxim Index 600 Portfolio was December 1, 1993. The stocks which make up the S&P 600 trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ quotation system. The S&P 600 is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market. Maxim Value Index Portfolio


During the periods shown in the chart for the Maxim Value Index Portfolio, the highest return for a quarter was 16.39% (quarter ending December, 1998) and the lowest return for a quarter was -11.89% (quarter ending September, 1998).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 1999:

                                                             Since

                                One Year       Five Years    Inception


Maxim Value Index Portfolio      11.39%          23.05%        18.36%
S&P/BARRA Value Index            12.72%          22.94%        15.66%


The inception date for the Maxim Value Index Portfolio was December 1, 1993. On July 26, 1999, pursuant to a vote of the majority of shareholders, the Portfolio changed its investment objective so that it now seeks investment results that track the total return of the common stocks that comprise the S&P/BARRA Value Index. Prior to the change in objective, the Portfolio compared its performance to that of the Russell 1000 Value Index. Consistent with its change in investment objective, the Portfolio now compares its performance to that of the S&P/BARRA Value Index, the Portfolio's new benchmark index.

The S&P/BARRA Value Index (the "Value Index") is a widely recognized, unmanaged index that contains the half of the market value of the S&P 500. The Value Index is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios.

Maxim Growth Index Portfolio


During the periods shown in the chart for the Maxim Growth Index Portfolio, the highest return for a quarter was 26.28% (quarter ending December, 1998) and the lowest return for a quarter was -9.21% (quarter ending September, 1998).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 1999:

                                                             Since

                                One Year       Five Years    Inception


Maxim Growth Index Portfolio     26.87%          30.04%        24.65%
S&P/BARRA Growth Index           28.25%          33.64%        25.77%


The inception date for the Maxim Growth Index Portfolio was December 1, 1993. On July 26, 1999, pursuant to a vote of the majority of shareholders, the Portfolio changed its investment objective so that it now seeks investment results that track the total return of the common stocks that comprise the S&P/BARRA Growth Index. Prior to the change in objective, the Portfolio compared its performance to that of the Russell 1000 Growth Index. Consistent with its change in investment objective, the Portfolio now compares its performance to that of the S&P/BARRA Growth Index, the Portfolio's new benchmark index.

The S&P/BARRA Growth Index (the "Growth Index") is a widely recognized, unmanaged index that contains half of the market value of the S&P 500. The Growth Index is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios.

Maxim Index 400, Maxim Index European and Maxim Index Pacific

Portfolio Performance Data

No performance history is available for these Portfolios as Portfolio has less than one year of performance data.

MAXIM PROFILE PORTFOLIOS

There are ten separate Maxim Profile Portfolios, consisting of five Profile I Portfolios and five Profile II Portfolios (collectively, the "Profile Portfolios"). Each Profile Portfolio provides an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance, investment horizon and personal objectives. Each Profile Portfolio pursues its investment objective by investing exclusively in other mutual funds (the "Underlying Portfolios"), including mutual funds that are not affiliated with Maxim Series Fund.

The investment objective for each Profile Portfolio is to:

Aggressive Profile

o  Seek  long-term  capital   appreciation   primarily  through  investments  in
   Underlying Portfolios that emphasize equity investments.

Moderately Aggressive Profile

o  Seek  long-term  capital   appreciation   primarily  through  investments  in
   Underlying Portfolios that emphasize equity investments, and to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Moderate Profile

o  Seek  long-term  capital   appreciation   primarily  through  investments  in
   Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile

o  Seek  capital  appreciation   primarily  through  investments  in  Underlying
   Portfolios that emphasize fixed income investments, and to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Conservative Profile

o  Seek  capital  preservation   primarily  through  investments  in  Underlying
   Portfolios that emphasize fixed income investments.

The principal investment strategies for each Profile Portfolio are to:

o Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizons and personal objectives.

Following is an illustration of each Profile Portfolio according to its emphasis on income, growth of capital and risk of principal:

Profile Portfolio               Income           Growth of Capital   Risk of Principal
-----------------               ------------     -----------------   -----------------
Aggressive Profile              Low               High                High
Moderately Aggressive Profile   Low               High to Medium      High
Moderate Profile                Medium            Medium to High      Medium
Moderately Conservative Profile Medium to High    Low to Medium       Medium
Conservative Profile            High              Low                 Low

o  Maintain  different   allocations  of  equity  and  fixed  income  Underlying
   Portfolios with varying degrees of potential investment risk and reward.

o Select asset allocations and Underlying Portfolios to provide investors with five diversified, distinct options that meet a wide array of investor needs.

o Automatically rebalance each Profile Portfolio's holdings of Underlying Portfolios quarterly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios. Rebalancing occurs on the 20th of February, May, August and November (unless that day is not a business day in which case rebalancing will be effected on the next business day after the 20th). Rebalancing involves selling shares of one Underlying Portfolio and purchasing shares of another Underlying Portfolio.

The  following  chart  describes  the asset  allocation  ranges for each Profile
Portfolio:

==============================================================================
     Asset Class      ConservativeModerately  Moderate  Moderately Aggressive
                                  Conservative          Aggressive

     -------------------------------------------------------------------------
  E  International    0-10%       5-25%       5-25%     10-30%     15-35%

  Q

     -------------------------------------------------------------------------
  U  Small-Cap        0-10%       0-10%       0-20%     0-20%      10-30%

  I

     -------------------------------------------------------------------------
  T  MidCap           0-10%       0-20%       5-25%     10-30%     20-40%
     -------------------------------------------------------------------------
  Y  Large-Cap        15-35%      15-35%      20-40%    25-45%     15-35%
-----
     -------------------------------------------------------------------------
  D  Bond             30-50%      20-40%      5-25%     5-25%      0-10%

  E

     -------------------------------------------------------------------------
  B  Short-Term Bond  25-45%      10-30%      5-25%     0-10%      0-10%

  T

==============================================================================

GW Capital Management, the investment adviser, uses a proprietary investment process for selecting the Underlying Portfolios in which the Profile Portfolios invest. In accordance with its investment process, GW Capital Management may add new Underlying Portfolios or replace existing Underlying Portfolios. Changes in Underlying Portfolios, if deemed necessary by GW Capital Management, will only be made on a rebalancing date. Before each rebalancing date, GW Capital
Management reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Profile Portfolios and researches and analyzes a myriad of mutual funds within each asset category to determine whether they would be suitable investments for the Profile II Portfolios. GW Capital Management examines various factors relating to existing and potential Underlying Portfolios including performance records over various time periods, Morningstar ratings, fees and expenses, asset size and managerial style.

Each Profile Portfolio may invest 0% to 100% of its assets in Underlying Portfolios that are advised by GW Capital Management.

In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists some Underlying Portfolios, divided by asset category, in which the Profile Portfolios may invest. While the Profile Portfolios may invest in these Underlying Portfolios, the table is not intended to be a comprehensive listing of all Underlying Portfolios available for investment and is included only as an example. The Underlying Portfolios listed in the table are advised by GW Capital Management. The Profile Portfolios may also invest in Underlying Portfolios that are not advised by GW Capital Management.

Short-Term Bond                                   Bond

oMaxim Short-Term Maturity Bond Portfolio         oMaxim Bond Index Portfolio
                                                  oMaxim Loomis Sayles Corporate Bond Portfolio
                                                  oMaxim U.S. Government Mortgage Securities Portfolio
                                                  oMaxim  Global Bond Portfolio

International Equity                              Mid-Cap Equity

oMaxim Templeton International Equity Portfolio   oMaxim Ariel MidCap Value Portfolio
oMaxim INVESCO ADR Portfolio                      oMaxim Index 400 Portfolio
oMaxim Index European Portfolio                   oMaxim T. Rowe Price MidCap Growth Portfolio
oMaxim Index Pacific Portfolio


Large-Cap Equity                                       Small-Cap Equity

oMaxim Founders Growth & Income Portfolio             oMaxim Ariel Small Cap Value Portfolio
(formerly  the Maxim  Founders Blue Chip  Portfolio)  oMaxim Index 600 Portfolio
oMaxim Value Index  Portfolio                         oMaxim Loomis Sayles  Small-Cap  Value  Portfolio
oMaxim Stock Index Portfolio                          oMaxim INVESCO  Small-Cap  Growth Portfolio oMaxim
Growth Index Portfolio
oMaxim T. Rowe Price Equity/Income Portfolio

The principal investment risks for the Profile Portfolios include:

Risks Associated with Underlying Portfolios

o Since each Profile Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Profile Portfolios which invest in them.

o Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Profile Portfolios invested in them. As a result, over the long-term the Profile Portfolios' ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

o For the Aggressive, Moderately Aggressive and Moderate Profile Portfolios, the primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

o For the Moderately Conservative and Conservative Profile Portfolios, the primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

In addition, investors should be aware that in addition to fees directly associated with a Profile Portfolio, they will also indirectly bear the fees of the Underlying Portfolios.

Portfolio Performance Data for the Profile I Portfolios

The information below provides some indication of the risk of investment in the Profile I Portfolios by comparing the Portfolios' performance to a broad based securities market index. The bar chart shows each Profile I Portfolio's performance in each full calendar year since inception. The table shows how each Profile I Portfolio's average annual total return compared to a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Profile I Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Each Profile I Portfolio had previously compared its return to the Lipper Balanced Index. Each Profile I Portfolio now compares its return to the Wilshire 5000 Index plus at least one other index such as the Lehman Aggregate Bond Index or the MSI EAFE Index. The new securities market indexes better represent the market sectors (and the types of securities) in which the Profile I Portfolios may invest.


Year-by-Year

Aggressive Profile I Portfolio


During the periods shown in the chart for the Aggressive Profile I Portfolio, the highest return for a quarter was 21.85% (quarter ending December, 1998) and the lowest return for a quarter was -15.87% (quarter ending September, 1998).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 1999:

                                              Since

                               One Year Inception


Maxim Aggressive Profile I       21.83%       17.10%
Portfolio
Wilshire 5000 Index              22.05%       21.96%
MSCI EAFE Index                  27.30%       18.71%
Lipper Balanced Index            8.98%        11.76%

The inception date for the Maxim Aggressive Profile I Portfolio was September 9, 1997. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE") Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lipper Balanced Index is comprised of the mutual funds covered by the Lipper Survey of Mutual Funds that invest in a mix of equity and debt securities as a primary investment objective. The Lipper Balanced Index measures the average performance of the funds included over various time periods.


Moderately Aggressive Profile I Portfolio


During the periods shown in the chart for the Moderately Aggressive I Profile Portfolio, the highest return for a quarter was 17.35% (quarter ending December, 1998) and the lowest return for a quarter was -13.70% (quarter ending September,
1998).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 1999:

                                              Since

                               One Year Inception


Maxim Moderately Aggressive

Profile I Portfolio              22.05%       16.35%
Wilshire 5000 Index              22.05%       21.96%
MSCI EAFE Index                  27.30%       18.71%
Lehman Aggregate Bond Index      -0.82%        5.18%
Lipper Balanced Index            8.98%        11.76%

The inception date for the Maxim Moderately Aggressive Profile I Portfolio was September 9, 1997. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE") Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lipper Balanced Index is comprised of the mutual funds covered by the Lipper Survey of Mutual Funds that invest in a mix of equity and debt securities as a primary investment objective. The Lipper Balanced Index measures the average performance of the funds included over various time periods.


Moderate Profile I Portfolio


During the periods shown in the chart for the Moderate Profile I Portfolio, the highest return for a quarter was 13.87% (quarter ending December, 1998) and the lowest return for a quarter was -10.76% (quarter ending September, 1998).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 1999:

                                              Since

                               One Year Inception


Maxim Moderate Profile I         16.43%       13.03%
Portfolio
Wilshire 5000 Index              22.05%       21.96%
MSCI EAFE Index                  27.30%       18.71%
Lehman Aggregate Bond Index      -0.82%        5.18%
Lipper Balanced Index            8.98%        11.76%

The inception date for the Maxim Moderate Profile I Portfolio was September 9, 1997. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE") Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lipper Balanced Index is comprised of the mutual funds covered by the Lipper Survey of Mutual Funds that invest in a mix of equity and debt securities as a primary investment objective. The Lipper Balanced Index measures the average performance of the funds included over various time periods.


Moderately Conservative Profile I Portfolio
[OBJECT OMITTED]

During the periods shown in the chart for the Moderately Conservative Profile I Portfolio, the highest return for a quarter was 9.13% (quarter ending December, 1998) and the lowest return for a quarter was -6.86% (quarter ending September,
1998).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 1999:

                                              Since

                               One Year Inception


Maxim Moderately

Conservative Profile I           8.34%         8.75%
Portfolio
Wilshire 5000 Index              22.05%       21.96%
MSCI EAFE Index                  27.30%       18.71%
Lehman Aggregate Bond Index      -0.82%        5.18%
Lipper Balanced Index            8.98%        11.76%

The inception date for the Maxim Moderately Conservative Profile I Portfolio was September 9, 1997. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE") Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lipper Balanced Index is comprised of the mutual funds covered by the Lipper Survey of Mutual Funds that invest in a mix of equity and debt securities as a primary investment objective. The Lipper Balanced Index measures the average performance of the funds included over various time periods.


Conservative Profile I Portfolio


During the periods shown in the chart for the Conservative Profile I Portfolio, the highest return for a quarter was 4.50% (quarter ending December, 1998) and the lowest return for a quarter was -1.76% (quarter ending September, 1998).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 1999:

                                              Since

                               One Year Inception


Maxim Conservative Profile

I Portfolio                      4.86%         7.19%
Wilshire 5000 Index              22.05%       21.96%
Lehman Aggregate Bond Index      -0.82%        5.18%
Lipper Balanced Index            8.98%        11.76%

The inception date for the Maxim Conservative Profile I Portfolio was September 9, 1997. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization.. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lipper Balanced Index is comprised of the mutual funds covered by the Lipper Survey of Mutual Funds that invest in a mix of equity and debt securities as a primary investment objective. The Lipper Balanced Index measures the average performance of the funds included over various time periods.


Portfolio Performance Data for the Profile II Portfolios

No performance data is available for the Profile II Portfolios as these Portfolios have less than one year of performance.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (fees paid directly from your investment)

Sales Load Imposed on

Purchases....................................................NONE
Sales Load Imposed on Reinvested
Dividends....................................................NONE
Deferred Sales
Load.........................................................NONE
Redemption
Fees.........................................................NONE
Exchange
Fees.........................................................NONE

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

-----------------------------------------------------------------------------------------
                      Maxim  Maxim   Maxim     Maxim      Maxim     Maxim         Maxim
                      Money   Bond   U.S.      Short-Term U.S.      Loomis      Templeton
                     Market          Gov't.    Maturity   Gov't.    Sayles     International
                                     Securities  Bond     Mortgage  Corporate    Equity
                                                          Securities   Bond

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Management Fees       0.46%   0.60%    0.60%    0.60%     0.60%     0.90%       1.00%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Distribution          NONE    NONE     NONE      NONE     NONE       NONE       NONE
(12b-1) Fees

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Other Expenses        0.00%   0.00%    0.00%    0.00%     0.00%     0.00%       0.23%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Total Annual

Portfolio             0.46%   0.60%    0.60%    0.60%     0.60%     0.90%       1.23%
Operating Expenses

-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                     Maxim         Maxim     Maxim     Maxim T.     Maxim     Maxim T.
                     INVESCO      Founders   INVESCO   Rowe         Ariel    Rowe Price
                        ADR       Growth &   Balanced  Price       MidCap      MidCap
                                   Income               Equity/     Value      Growth
                                                        Income

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Management Fees        1.00%       1.00%       1.00%     0.80%      0.95%       1.00%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Distribution            NONE        NONE       NONE      NONE       NONE        NONE
(12b-1) Fees

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Other Expenses         0.14%       0.11%       0.00%     0.08%      0.09%       0.05%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Total Annual

Portfolio              1.14%       1.11%       1.00%     0.88%      1.04%       1.05%
Operating Expenses

-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

                       Maxim       Maxim     Maxim       Maxim      Maxim    Maxim Index
                        Bond       Global      Index   Growth       Value      Pacific
                       Index++      Bond        400      Index      Index

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Management Fees        0.50%       1.30%       0.60%     0.60%      0.60%       1.00%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Distribution            NONE        NONE       NONE      NONE       NONE        NONE
(12b-1) Fees

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Other Expenses         0.00%       0.00%       0.00%     0.00%      0.00%       0.20%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Total Annual

Portfolio              0.50%       1.30%       0.60%     0.60%      0.60%       1.20%
Operating Expenses

-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                     Maxim         Maxim     Maxim       Maxim      Maxim       Maxim
                     Ariel        INVESCO    Loomis      Stock      Index       Index
                     Small-Cap   Small-Cap   Sayles      Index       600      European
                       Value       Growth    Small-Cap
                                               Value

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Management Fees        1.00%       0.95%       1.00%     0.60%      0.60%       1.00%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Distribution            NONE        NONE       NONE      NONE       NONE        NONE
(12b-1) Fees

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Other Expenses         0.23%       0.12%       0.14%     0.00%      0.00%       0.20%

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Total Annual

Portfolio              1.23%       1.07%       1.14%     0.60%      0.60%       1.20%
Operating Expenses

-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
                     Maxim         Maxim     Maxim     Maxim        Maxim
                     Aggressive  Moderately  Moderate  Moderately   Conservative
                     Profile I   Aggressive  Profile I Conservative Profile I
                                 Profile I             Profile I
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Management Fees        0.25%       0.25%       0.25%     0.25%      0.25%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Distribution            NONE        NONE       NONE       NONE       NONE
(12b-1) Fees

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Other Expenses         0.00%       0.00%       0.00%     0.00%      0.00%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Annual

Portfolio             0.25%**     0.25%**     0.25%**   0.25%**    0.25%**
Operating Expenses
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                     Maxim         Maxim     Maxim     Maxim        Maxim
                     Aggressive  Moderately  Moderate  Moderately   Conservative
                     Profile II  Aggressive  Profile   Conservative Profile II
                                 Profile II     II     Profile II
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Management Fees        0.10%       0.10%       0.10%     0.10%      0.10%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Distribution            NONE        NONE       NONE       NONE       NONE
(12b-1) Fees

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Other Expenses         0.00%       0.00%       0.00%     0.00%      0.00%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Annual

Portfolio             0.10%**     0.10%**     0.10%**   0.10%**    0.10%**
Operating Expenses
-----------------------------------------------------------------------------


++ The Management Fee for the Bond Index Portfolio was changed from 0.60% to 0.50% pursuant to a shareholder vote effective July 26, 1999.

** Each Profile I Portfolio and Profile II Portfolio (collectively, "Profile Portfolios") will invest in shares of Underlying Portfolios. Therefore, each Profile Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Profile Portfolio will be reduced by the Underlying Portfolio's expenses. As of the date of this prospectus, the range of expenses expected to be incurred in connection with each Profile Portfolio's investments in Underlying Portfolios is: Maxim Aggressive Profile I
- 1.07% to 1.43%; Maxim Moderately Aggressive Profile I - 1.00% to 1.36%; Maxim Moderate Profile I - 0.97% to 1.31%; Maxim Moderately Conservative Profile I - 0.91% to 1.27%; Maxim Conservative Profile I - 0.87% to 1.21%; Maxim Aggressive Profile II - 0.60% to 1.38%; Maxim Moderately Aggressive Profile II - 0.60% to 1.38%; Maxim Moderate Profile II - 0.60% to 1.38%; Maxim Moderately Conservative Profile II - 0.60% to 1.23%; Maxim Conservative Profile II - 0.60% to 1.23%. This information is provided as a range since the average assets of each Profile Portfolio invested in Underlying Portfolios will fluctuate.

                                    Examples

These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.


The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses are the amount show in the fee table and remain the same for the years shown.

            Portfolio               1 Year    3 Years     5 Years    10 Years
Maxim Money Market                 $47       $149       $261        $593
Maxim Bond                         $62       $194       $340        $774
Maxim Bond Index*                  $51       $162       $283        $645
Maxim U.S. Government Securities   $62       $194       $340        $774
Maxim U.S. Government Mortgage     $62       $194       $340        $774
Securities
Maxim Short-Term Maturity Bond     $62       $194       $340        $774
Maxim Loomis Sayles Corporate Bond $92       $291       $510        $1,160
Maxim Global Bond                  $133      $420       $736        $1.676
Maxim Templeton International      $126      $397       $697        $1,586
Equity
Maxim INVESCO ADR                  $117      $368       $646        $1,470
Maxim Index European               $123      $388       $680        $1,547
Maxim Index Pacific                $123      $388       $680        $1,547
Maxim Founders Growth & Income**   $114      $359       $629        $1,431
Maxim T. Rowe Price Equity/Income  $90       $284       $498        $1,135
Maxim INVESCO Balanced             $103      $323       $566        $1,289
Maxim Stock Index                  $62       $194       $340        $774
Maxim Growth Index                 $62       $194       $340        $774
Maxim Value Index                  $62       $194       $340        $774
Maxim Ariel MidCap Value           $107      $336       $589        $1,341
Maxim T. Rowe Price MidCap Growth  $108      $339       $595        $1,354
Maxim Index 400                    $62       $194       $340        $774
Maxim Ariel Small-Cap Value        $126      $397       $697        $1,586
Maxim INVESCO Small-Cap Growth     $110      $346       $606        $1,379
Maxim Loomis Sayles Small-Cap      $117      $368       $646        $1,470
Value
Maxim Index 600                    $62       $194       $340        $774
Maxim Aggressive Profile I         $26       $81        $141        $322
Maxim Moderately Aggressive        $26       $81        $141        $322
Profile I

Maxim Moderate Profile I           $26       $81        $141        $322
Maxim Moderately Conservative      $26       $81        $141        $322
Profile I

Maxim Conservative Profile I       $26       $81        $141        $322
Maxim Aggressive Profile II        $10       $32        $57         $129
Maxim Moderately Aggressive        $10       $32        $57         $129
Profile II

Maxim Moderate Profile II          $10       $32        $57         $129
Maxim Moderately Conservative      $10       $32        $57         $129
Profile II

Maxim Conservative Profile II      $10       $32        $57         $129


* Formerly, the Investment Grade Corporate Bond Portfolio.
** Formerly, the Founders Blue Chip Portfolio.

                      MORE INFORMATION ABOUT THE PORTFOLIOS

-----------------------------------------------------------    Some    of    the
Portfolios are managed by sub-advisers which manage other mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolios are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly-named Portfolio may differ substantially.

          -----------------------------------------------------------

Each  Portfolio  follows a distinct  set of  investment  strategies.  Twenty-two
Portfolios are considered to be "Equity Portfolios" because they invest primarily in equity securities (mostly common stocks). Twelve Portfolios (including the Money Market Portfolio) are considered to be "Debt Portfolios" because they invest primarily in debt securities (mostly bonds). One Portfolio is considered to be a "Balanced Portfolio" because its principal investment strategy is to invest in a mix of debt and equity securities. All percentage limitations relating to the Portfolios' investment strategies are applied at the time a Portfolio acquires a security.

Equity Portfolios

Each of the Equity Portfolios will normally invest at least 65% of its assets in equity securities. Therefore, as an investor in an Equity Portfolio, the return on your investment will be based primarily on the risks and rewards of equity securities. The Equity Portfolios include:

o Maxim  Ariel  Small-Cap  Value  Portfolio  o  Maxim  INVESCO  Small-Cap  Value
Portfolio

      o Maxim Loomis Sayles Small-Cap Value Portfolio o Maxim Ariel MidCap Value Portfolio o Maxim T. Rowe Price MidCap Growth Portfolio o Maxim Templeton International Equity Portfolio o Maxim INVESCO ADR Portfolio o Maxim Founders Growth & Income Portfolio o Maxim T. Rowe Price Equity/Income Portfolio o Maxim Stock Index Portfolio o Maxim Index 600 Portfolio o Maxim Value Index Portfolio o Maxim Growth Index Portfolio o Maxim Index 400 Portfolio o Maxim Index European Portfolio o Maxim Index Pacific Portfolio o Aggressive Profile I Portfolio o Aggressive Profile II Portfolio o Moderate Profile I Portfolio o Moderate Profile II Portfolio o Moderately Aggressive Profile I Portfolio o Moderately Aggressive Profile II


Portfolio

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company's financial condition or progress.

As a general matter, other types of equity securities are subject to many of the same risks as common stocks.

The Equity Portfolios may invest in common stocks and other equity securities of U.S. and foreign companies, though only the Maxim Templeton International Equity, Maxim INVESCO ADR, Maxim Index Pacific and Maxim Index European Portfolios will pursue investments in foreign securities as a principal investment strategy. Equity investments in foreign companies present special risks and other considerations - these are discussed below under "Foreign Securities" on page .

The Equity Portfolios may invest in money market instruments and other types of debt securities, either as a cash reserve or for other appropriate reasons. Debt securities are discussed below under "Debt Portfolios." Each Portfolio may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page xx.

The Aggressive Profile I, Moderately Aggressive Profile I, Moderate Profile I, Aggressive Profile II, Moderately Aggressive Profile II and Moderate Profile II Portfolios are considered "Equity Portfolios" because they invest primarily in Underlying Portfolios that emphasize equity investments. However, these Profile Portfolios invest in Underlying Portfolios that invest in debt securities and, therefore, to that extent are subject to the risks and rewards associated with debt securities. As well, to the extent an Underlying Portfolio invests in derivatives, a Profile Portfolio investing in that portfolio would also be exposed to the risks and rewards associated with derivative transactions.

Small and Medium Size Companies

Companies that are small or unseasoned (less then 3 years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, a Sub-Adviser when making a decision to purchase a security for a Portfolio may not be aware of some problems associated with the company issuing the security.

Index Portfolios

Certain of the Equity Portfolios are Index Portfolios. This means they are not actively managed, but are designed to track the performance of specified benchmarks. The benchmark indexes are described below:

The S&P 500 Composite Stock Price Index (the "S&P 500") is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks which make up the S&P 500 trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

The S&P Small Cap 600 Stock Index (the "S&P 600") is a widely recognized, unmanaged index of 600 stock prices. The index is market-value weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (stock price multiplied by the number of outstanding shares). The stocks which make up the S&P 600 trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ quotation system. The S&P 600 is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market.

The S&P 400 MidCap Index (the "S&P 400") is a widely recognized, unmanaged market capitalization weighted index of 400 stocks representing the mid-range in terms of tradable market value of the U.S. equity market.

The S&P/BARRA Growth Index (the "Growth Index") is a widely recognized, unmanaged index that contains half of the market value of the S&P 500. The Growth Index is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios.

The S&P/BARRA Value Index (the "Value Index") is a widely recognized, unmanaged index that contains the other half of the market value of the S&P 500. The Value Index is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios.


**Standard &  Poor's(R)",  "S&P(R)",  "S&P 500(R)",  "S&P  600(R),"  "Standard &
Poor's 500", "Standard & Poor's SmallCap 600 Index," "S&P SmallCap 600 Index," "S&P 500/BARRA Growth Index," "S&P 500/BARRA Value Index," and "S&P 400 MidCap Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Company. Maxim Series Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in Maxim Series Fund.

The FTSE World (Pacific) Index (the "FTSE Pacific Index") and the FTSE World (European) Index (the "FTSE European Index") are unmanaged, market-value weighted indices of equity securities traded on the stock exchanges of the countries represented in the respective indices. They are designed to represent the performance of stocks in the large-cap sector of the markets from the countries included in the European and Pacific Rim regions of the world. FTSE is a trade mark of London Stock Exchange Limited ("Exchange") and The Financial Times Limited ("Financial Times") and is used by FTSE under license. All rights in the index values and constituent lists vests in FTSE International Limited. We have obtained full licenses from FTSE International Limited to use such rights in the creation of the Maxim Index European and Maxim Index Pacific Portfolios. Neither FTSE nor the Exchange nor Financial Times makes any warranty or representation whatsoever expressly or implied either as to the results to be obtained from the use of the FTSE Pacific Index or the FTSE European Index and/or the figure at which these Indexes stand at any particular time on any particular day or otherwise. The Indexes are compiled and calculated by FTSE; however, neither FTSE nor the Exchange nor Financial Times shall be liable (whether in negligence or otherwise) to any person for any error in the Indexes and neither FTSE nor the Exchange nor Financial Times shall be liable under any obligation to advise any person of the error therein.


The S&P 500, S&P 600, S&P 400, Growth Index and Value Index are sponsored by Standard & Poor's, which is responsible for determining which stocks are represented on the indices.

The FT/S&P Pacific Index and the FT/S&P European Index are sponsored by the Financial Times-Stock Exchange International; Standard & Poor's; Goldman, Sachs and Company; Nat West Securities, Ltd. Each of these entities has voting rights on a committee that is responsible for determining the composition of the stocks comprising the indices.

None of the Portfolios is endorsed, sold or promoted by any of the sponsors of the Benchmark Indices (the "Sponsors"), and no Sponsor is an affiliate or a sponsor of the Fund, the Portfolios or GW Capital Management. The Sponsors are not responsible for and do not participate in the operation or management of any Portfolio, nor do they guarantee the accuracy or completeness of their respective Benchmark Indices or the data therein. Inclusion of a stock in a Benchmark Index does not imply that it is a good investment.

Total returns for the S&P 500, S&P 600, S&P 400, Growth Index, Value Index, FT/S&P Pacific and FT/S&P European Indices assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

Debt Portfolios

Each of the Debt Portfolios will normally invest at least 65% of its assets in debt securities. Therefore, as an investor in Debt Portfolios, the return on your investment will be based primarily on the risks and rewards of debt securities. Debt securities include money market instruments, bonds, securities issued by the U.S. Government and its agencies, including mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. The Debt Portfolios include:

      o  Maxim Bond Portfolio                   o  Maxim Loomis Sayles Corporate Bond
Portfolio
      o  Maxim U.S. Government Securities Portfolio   o  Maxim Short-Term Maturity Bond
Portfolio
      o  Maxim Global Bond Portfolio                  o  Maxim U.S. Gov't. Mortgage
Securities Portfolio
      o  Maxim Bond Index Portfolio             o  Moderately Conservative Profile I
Portfolio

      o  Conservative Profile I Portfolio             o  Moderately Conservative Profile II
Portfolio

      o  Conservative Profile II Portfolio                  o  Maxim Money Market Portfolio

Debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "interest rate risk."

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody's. "Credit risk" relates to the issuer's ability to make payments of principal and interest when due.

The lower a bond's quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under "Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies."

Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value. The following Portfolios may invest in below investment grade debt securities: Maxim Bond, Maxim Loomis Sayles Corporate Bond, Maxim INVESCO Small-Cap Growth, Maxim Templeton International Equity, Maxim Global Bond, Maxim T. Rowe Price Equity/Income, Maxim Short-Term Maturity Bond, Moderately Conservative Profile I, Conservative Profile I, Moderately Conservative Profile II and Conservative Profile II Portfolios.

The Debt Portfolios may invest in debt securities of U.S. and foreign issuers. Investments in foreign securities present special risks and other considerations
- these are discussed below under "Foreign Securities" on page .

While the Debt Portfolios intend to principally invest in debt securities, they may make other types of investments. For example, some of the Debt Portfolios may invest a portion of their assets in equity securities. Equity securities are discussed above under "Equity Portfolios." Each of the Debt Portfolios may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page
 .

Debt Index Portfolio

The Bond Index Portfolio is not actively managed, but is designed to track the performance of a specified benchmark. The Benchmark Index is described below:

Lehman Aggregate Bond Index

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies

The Maxim Money Market Portfolio invests exclusively in money market instruments as its investment strategy. Therefore, the value of your investment in the Maxim Money Market Portfolio will be determined exclusively by the rewards and risks relating to money market instruments.


Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

The manager of the Maxim Money Market Portfolio selects securities with a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poor's Corporation (or unrated securities of comparable quality).


Temporary Investment Strategies

In addition to the Money Market Portfolio, the other Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by GW Capital Management or the Portfolio's sub-adviser. Each non-Money Market Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by GW Capital Management, or the Portfolio's sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Portfolio take this action, it may not achieve its investment objective.

Balanced Portfolio


The Maxim INVESCO Balanced Portfolio's principal investment strategy is to invest in both debt securities and equity securities. As such, the Portfolio will be subject primarily to the risks discussed above under "Equity Securities" and "Debt Securities". The Maxim INVESCO Balanced Portfolio is required to invest at least 50% of its assets in equity securities and at least 25% in debt securities. However, the Portfolio's day-to-day investment allocation mix among equity and debt securities will be determined by the Sub-Adviser based on the Sub-Adviser's perception of prevailing market conditions and risks. By investing in both debt and equity securities, it is anticipated that the Portfolio will generally be less volatile than the overall market.


The Maxim INVESCO Balanced Portfolio has the flexibility to invest up to 25% of its assets in foreign securities. Investments in foreign securities present special risks and other considerations; these are discussed below under "Foreign Securities" at page ______. Similar to the Equity Funds, this Portfolio may also engage in various types of "derivative" transactions to protect the value of its investments. Risks associated with derivative transactions are discussed in "Derivatives" below at page ____.

                           OTHER INVESTMENT PRACTICES

Foreign Securities

The Maxim Templeton International Equity, Maxim Index Pacific, Maxim Index European, Maxim Global Bond and Maxim INVESCO ADR Portfolios pursue investment in foreign securities as their principal investment strategy. Therefore, as an investor in these Portfolios, the return on your investment will be based substantially on the rewards and risks relating to foreign investment. However, many of the other Portfolios may, in a manner consistent with their respective investment objective and policies, invest in foreign securities. Accordingly, as an investor in these Portfolios, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

As noted, the Maxim Templeton International Equity, Maxim Index Pacific, Maxim Index European, Maxim Global Bond and Maxim INVESCO ADR Portfolios have substantial exposure to foreign markets since these Portfolios invest primarily in securities of foreign issuers. The other Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Portfolios invest primarily in securities of U.S. issuers.

ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Portfolio, other than the Maxim Money Market and Profile Portfolios, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as "derivative" transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives may be used by the Portfolios to hedge investments or manage interest or currency-sensitive assets. The Index Portfolios may purchase and sell derivative instruments (futures contracts on the Benchmark Index and options thereon) as part of their principal investment strategy. The other non-Index Portfolios which may enter into derivative transactions will do so only to protect the value of its investments and not for speculative purposes. Derivatives can, however, subject a Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.


Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.


Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.


Derivatives involve special risks. If GW Capital Management or a sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for a Portfolio to lose more than its original investment in a derivatives transactions. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.


Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Other Risk Factors Associated with the Portfolios

As a mutual fund, each Portfolio is subject to market risk. The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

No Portfolio should be considered to be a complete investment program by itself. You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information.

                          MANAGEMENT OF THE PORTFOLIOS


GW Capital Management provides investment advisory, accounting and administrative services to the Fund. GW Capital Management's address is 8515 East Orchard Road, Englewood, Colorado 80111. GW Capital Management provides investment management services for mutual funds and other investment portfolios representing assets of over $5.7 billion. GW Capital Management and its affiliates have been providing investment management services since 1969. The management fee paid to GW Capital Management is as follows:


              Portfolio                 Percentage of Average Net Assets
              ---------                 --------------------------------
Maxim Money Market                                   0.46%
Maxim Bond                                           0.60%
Maxim U.S. Government Securities                     0.60%
Maxim U.S. Government Mortgage Securities            0.60%
Maxim Loomis Sayles Corporate Bond                   0.90%
Maxim Short-Term Maturity Bond                       0.60%
Maxim Global Bond                                    1.30%
Maxim Templeton International Equity                 1.00%
Maxim INVESCO ADR                                    1.00%
Maxim Founders Growth & Income*                      1.00%
Maxim T. Rowe Price Equity/Income                    0.80%
Maxim INVESCO Balanced                               1.00%
Maxim Ariel MidCap Value                             0.95%
Maxim T. Rowe Price MidCap Growth                    1.00%
Maxim Ariel Small-Cap Value                          1.00%
Maxim Loomis Sayles Small-Cap Value                  1.00%
Maxim INVESCO Small-Cap Growth                       0.95%
Maxim Stock Index                                    0.60%
Maxim Index 600                                      0.60%
Maxim Index 400                                      0.60%
Maxim Value Index                                    0.60%
Maxim Growth Index                                   0.60%
Maxim Bond Index**                                   0.50%
Maxim Index European                                 1.00%
Maxim Index Pacific                                  1.00%
Aggressive Profile I                                 0.25%
Moderately Aggressive Profile I                      0.25%
Moderate Profile I                                   0.25%
Moderately Conservative I                            0.25%
Conservative Profile I                               0.25%
Aggressive Profile II                                0.10%
Moderately Aggressive Profile II                     0.10%
Moderate Profile II                                  0.10%
Moderately Conservative II                           0.10%
Conservative Profile II                              0.10%

* Formerly, the Maxim Founders Blue Chip Portfolio.
** Formerly, the Maxim Investment Grade Corporate Bond Portfolio.

For those Portfolios that are `directly' advised by GW Capital Management (i.e., without the assistance of a sub-adviser), namely the Maxim Money Market, Maxim Bond, Maxim Bond Index, Maxim Short-Term Maturity Bond, Maxim U.S. Government Securities, Maxim U.S. Government Mortgage Securities, Maxim Stock Index, Maxim Index 600, Maxim Index 400, Maxim Index European, Maxim Index Pacific, Maxim Value Index, Maxim Growth Index and the Profile Portfolios, GW Capital Management uses teams of professionals to manage the assets of those Portfolios. Each Portfolio has a separate team and all of the members of the team are jointly and primarily responsible for the day-to-day management of their respective Portfolios. The teams meet regularly to review Portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a Portfolio as they see fit, guided by the Portfolio's investment objective and strategy.

Sub-Advisers

For some of the Portfolios, GW Capital Management has entered into an agreement with a sub-adviser. This means that the sub-adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell or hold any particular security. Each sub-adviser's management activities are subject to review and supervision by GW Capital Management and the Board of Directors of the Fund. Each sub-adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio. GW Capital Management, in turn, pays sub-advisory fees to each sub-adviser for its services.

Loomis Sayles & Company, L.P          Templeton Investment Counsel, Inc.
Maxim  Looms  Sayles  Corporate  Bond Maxim   Templeton    International
Portfolio                             Equity Portfolio
Maxim Loomis Sayles  Small-Cap  Value
Portfolio


Founders Asset Management LLC         Pareto Partners


Maxim Founders Growth & Income        Maxim Global Bond Portfolio
Portfolio

Ariel Capital Management, Inc.        T. Rowe Price Associates, Inc.
------------------------------        ------------------------------
Maxim Ariel MidCap Value Portfolio    Maxim T. Rowe Price MidCap  Growth
                                    Portfolio

Maxim Ariel Small-Cap Value Portfolio Maxim T. Rowe Price  Equity/Income
                                    Portfolio

INVESCO Funds Group, Inc.             INVESCO Capital Management, Inc.

Maxim   INVESCO    Small-Cap   Growth Maxim INVESCO ADR Portfolio
Portfolio
Maxim INVESCO Balanced Portfolio

Following is additional information about each sub-adviser:

Templeton Investment Counsel, Inc. ("TICI") is an indirect subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc. TICI is a Florida corporation with its principal business address at Broward Financial Centre, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394.

The day-to-day manager of the Maxim Templeton International Equity Portfolio is Mark Beveridge, Senior Vice President, TICI (since 1985).

T. Rowe Price Associates, Inc. ("T. Rowe Price") is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202.


The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee chaired by Brian C. Rogers. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Equity Income Fund. Mr. Rogers has been chairman of the T. Rowe Price
Equity Income Fund since 1993. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

The Maxim T. Rowe Price MidCap Growth Portfolio is managed by an Investment Advisory Committee chaired by Brian W.H. Berghuis. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Mid-Cap Growth Fund. Mr. Berghuis has been Chairman of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since 1988 joined T. Rowe Price in 1985.


INVESCO Funds Group, Inc. ("INVESCO") is a Delaware corporation and an indirect wholly-owned subsidiary of AMVESCAP PLC. INVESCO is registered as an Investment Adviser with the Securities and Exchange Commission. Its principal business address is 7800 E. Union Avenue, Denver, Colorado, 80237.


The day-to-day management of the Maxim INVESCO Small-Cap Growth Portfolio is provided by a team of individuals, led by Timothy J. Miller (since 1997). Mr. Miller also serves as the co-portfolio manager of the INVESCO Small Company Growth Fund (since 1997); co-portfolio manager of the INVESCO Dynamics Fund (since 1993); portfolio manager of the INVESCO Endeavor Fund (since 1998); senior vice president (1995 to present), vice president (1993-1995) and portfolio manager (1992 to present) of INVESCO. Formerly (1979 to 1992), Mr. Miller was analyst and portfolio manager with Mississippi Valley Advisors. Trent
E. May is a co-portfolio manager of the Maxim INVESCO Small-Cap Growth Portfolio and INVESCO Small Company Growth Fund (since 1997); co-portfolio manager of the INVESCO Blue Chip Fund (since 1996); co-portfolio manager of the INVESCO Growth & Income Fund (since 1998). Formerly, Mr. May was senior equity fund manager/equity analyst at Munder Capital Management in Detroit. Stacie Cowell is a the lead portfolio manager of the Maxim INVESCO Small-Cap Growth Portfolio and INVESCO Small Company Growth Fund (since 1997); portfolio manager (since 1996) of INVESCO. Formerly, Ms. Cowell was senior equity analyst with Founders Asset Management; and was capital markets and trading analyst with Chase Manhattan Bank in New York.

The day-to-day management of the Maxim INVESCO Balanced Portfolio is provided by members of INVESCO's Equity Income and Fixed Income teams which are headed by Charles P. Mayer and Donovan J. (Jerry) Paul. Mr. Paul, Mr. Mayer and Peter M. Lovell are primarily responsible for the day-to-day management of the Maxim INVESCO Balanced Portfolio. Mr. Mayer is primarily responsible for the day-to-day management of the Portfolio's equity holdings. He is also the co-portfolio manager for the INVESCO Balanced Fund, since 1996. Mr. Mayer is also co-portfolio manager of the INVESCO Equity Income Fund, Inc. and INVESCO VIF-Equity Income Fund. Mr. Mayer began his investment career in 1969 and is now senior vice president and director of INVESCO ; from 1993 to 1994, he was a vice president of INVESCO. From 1984 to 1993, he was a portfolio manager with Westinghouse Pension. Mr. Paul focuses on the fixed income investments for the Portfolio. Since 1994, he has also served as co-portfolio manager for the INVESCO Balanced Portfolio; portfolio manager of INVESCO Select Income Fund, INVESCO High Yield Fund, and INVESCO VIF-High Yield Portfolio; co-portfolio manager of INVESCO Equity Income Fund, INVESCO VIF- Equity Income Fund and INVESCO Tax-Free Bond Fund; portfolio manager and senior vice president of INVESCO. Formerly, Mr. Paul was Senior Vice President and Director of Fixed-Income Research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe and Farnham Inc., and President (1993 to 1994) of Quixote Investment Management, Inc. Mr. Lovell has served as co-portfolio manager of the INVESCO Balanced Fund since 1998. Mr. Lovell was previously an equity analyst with INVESCO's Equity Income team (1996-1999), an equity assistant with INVESCO's investment division (1994-1996) and co-financial consultant with Merrill Lynch (1992-1994).


INVESCO Capital Management, Inc. ("ICM"), is a Delaware corporation and a wholly owned subsidiary of INVESCO. ICM is registered as an Investment Adviser with the Securities and Exchange Commission. Its principal business address is 1315 Peachtree Street, N.E., Atlanta, Georgia 30309.

The day-to-day manager of the Maxim INVESCO ADR Portfolio is W. Lindsay Davidson, who also serves as portfolio manager for the INVESCO ADR International Equity Management Fund. Mr. Davidson has been with INVESCO PLC since 1984 and in 1989 he assumed responsibility for global and international portfolios. Mr. Davidson began his investment career in 1974 and previously worked for both insurance and reinsurance companies in England. He holds an M.A. (Honours) degree in Economics from Edinburgh University.

Ariel Capital Management, Inc. (Ariel) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is an Illinois corporation with its principal business address at 307 North Michigan Avenue, Chicago, Illinois 60601.


The day-to-day manager for the Maxim Ariel Small-Cap Value Portfolio is John W. Rogers, Jr. - - B.A. in Economics, Princeton University. Mr. Rogers' business experience during the past five years is as Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Ariel Fund (formerly known as the Ariel Growth Fund).

The day-to-day manager for the Maxim Ariel MidCap Value Portfolio is Eric T. McKissack, CFA - - B.S. in Management and Architecture, Massachusetts Institute of Technology and MBA, University of California at Berkley. Mr. McKissack's business experience during the past five years is as Vice Chairman and Co-Chief Investment, Ariel Capital Management and Portfolio Manager, Ariel Appreciation Fund.


Loomis, Sayles & Company, L.P. ("Loomis Sayles") is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

The day-to-day manager of the Maxim Loomis Sayles Corporate Bond Portfolio is Daniel J. Fuss, Executive Vice President of Loomis Sayles who also serves as the fund manager of the Loomis Sayles Bond Fund. Mr. Fuss has served as the portfolio manager of the Loomis Sayles Bond Fund since its inception in 1991.


Joseph R. Gatz is the lead manager of the Maxim Loomis Sayles Small-Cap Value Portfolio. Dawn Alston Paige and Daniel J. Thelen are the co-portfolio managers. Mr. Gatz joined Loomis Sayles in November, 1999 from Banc One Investment Advisors Corporation where he managed over $2 billion in mutual fund and institutional accounts. He was employed by Banc One and certain of its corporate predecessors since 1993. Mr. Gatz has fifteen years experience specializing in small cap value investing. Ms. Paige has been associated with Loomis Sayles' small cap value product as an analyst and co-portfolio manager for over seven years. Mr. Thelen joined Loomis Sayles in 1196 and has served as analyst for the small cap team for four years. Prior to that, Mr. Thelen spent six years as an analyst and manager of the Valuation Services Group at PricewaterhouseCoopers LLP where he was responsible for valuing hundreds of small and mid-sized companies across many industries. They will be supported in their management of the Portfolio by Dean Gulis who has extensive small cap experience and ten years of experience as Director of Research at Roney & Company.


Founders Asset Management LLC ("Founders") is a Delaware limited liability company, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 2930 East Third Avenue, Denver, Colorado 80206.


Thomas M. Arrington, Chartered Financial Analyst and Vice President of Founders, since February 1999, is the lead portfolio manager for the Maxim Founders Growth & Income Portfolio and the Dreyfus Founders Growth and Income Fund. Prior to joining Founders in December 1998, Mr. Arrington was a vice president and director of income equity strategy at HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation where he was employed from 1987 to 1998.


Pareto Partners ("Pareto") an English Partnership, serves as the sub-adviser to the Maxim Global Bond Portfolio. Mellon Bank, N.A. owns 30% of Pareto, XL Capital Ltd. owns 30% of Pareto and the employees of Pareto own the remaining 40% of Pareto. Mellon Bank, N.A. is a wholly-owned subsidiary of Mellon Bank Corporation, a publicly-owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets.

The Portfolio, which is patterned after the Dreyfus Global Bond Fund managed by Christine V. Downton, is also managed by Ms. Downton. She is a partner and the Chief Investment Officer of Pareto and has been employed by Pareto since April 1991. Mellon Bank, N.A. owns 100% of The Dreyfus Corporation and, thus, Pareto is affiliated with Dreyfus through Mellon Bank.

                   IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Portfolios

Shares of the Portfolios are not for sale directly to the public. Currently, the Portfolios' shares are sold only to separate accounts of Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable annuity contracts, variable life insurance policies and to participants in connection with qualified retirement plans. In the future, shares of the Portfolios may be used to fund other variable contracts offered by Great-West, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Purchasing and Redeeming Shares

Variable contract owners or Qualified Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, Qualified Plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants. Qualified Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Qualified Plan. Participants should contact their Qualified Plan sponsor or administrator for information concerning the appropriate procedure for investing in the Fund.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners and Qualified Plans that invest in the Fund. The Board of Directors will monitor each Portfolio for any material conflicts that may arise and will determine what action should be taken.

How to Exchange Shares

This section is only applicable to participants in Qualified Plans that purchase shares of the Fund outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of one Portfolio and purchasing shares of another Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Portfolios after the exchange request is received in proper form. Before exchanging into a Portfolio, read its prospectus.

Please note the following policies governing exchanges:

o     You can request an exchange in writing or by telephone.
o     Written requests should be submitted to:
      8505 East Orchard Road, 401(k) Operations Department
      Englewood, CO 80111.
o The form should be signed by the account owner(s) and include the following information:

(1)   the name of the account
(2)   the account number
(3) the name of the Portfolio from which the shares of which are to be sold (4) the dollar amount or number of shares to be exchanged (5) the name of the Portfolio(s) in which new shares will be purchased; and (6) the signature(s) of the person(s) authorized to effect exchanges in the account. o You can request an exchange by telephoning 1-800-338-4015. o A Portfolio may refuse exchange purchases by any person or group if, in GW Capital

   Management's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information

o We may modify, suspend or terminate at any time the policies and procedures to request an exchange of shares of the Portfolios by telephone.

o If an account has more than one owner of record, we may rely on the instructions of any one owner.

o Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner.

o We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to verify the identity of the investor, such as requesting personal identification numbers
   (PINs) and other information.

o All telephone calls will be recorded and we have adopted other procedures to confirm that telephone instructions are genuine.

During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

Share Price


The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in good form.

The net asset value of the Maxim Money Market Portfolio is determined by using the amortized cost method of valuation. Net asset value is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) , that security may be valued by another method that the Board of Directors of the Fund believes accurately reflects fair value.


We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio's outstanding shares.

Dividends and Capital Gains Distributions

Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

o The Maxim Money Market Portfolio ordinarily declares dividends from net investment income daily and distributes dividends monthly.


o The Maxim Bond, Maxim Bond Index, Maxim U.S. Government Mortgage Securities, Maxim U.S. Government Securities and Maxim Short-Term Maturity Bond Portfolios ordinarily distribute dividends from net investment income quarterly.

o The Maxim Founders Growth & Income, Maxim T. Rowe Price Equity/Income, Maxim INVESCO Balanced, Maxim Ariel MidCap Value, Maxim T. Rowe Price MidCap Growth, Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Small-Cap Value, Maxim INVESCO Small-Cap Growth, Maxim Stock Index, Maxim Index 600, Maxim Value Index, Maxim Growth Index, Maxim Index 400, Maxim Global Bond, Maxim Loomis Sayles Corporate Bond and all Profile Portfolios ordinarily distribute dividends semi-annually.

o The Maxim Templeton International Equity, Maxim INVESCO ADR, Maxim Index European and Maxim Index Pacific Portfolios ordinarily distribute dividends annually.


o All of the Portfolios generally distribute capital gains, if any, in December.

Tax Consequences

The Portfolios are not currently separate taxable entities. It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in any one of the Portfolios depend on the provisions of the variable contract through which you invest in the Fund or the terms of your qualified retirement plan. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes. Dividends and interest received by the Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Fund will receive a report containing a summary of the Fund's performance and other information.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Portfolio's financial history for the past five years, or, if shorter, the period of each Portfolio's operations. Certain information reflects financial results for a single Portfolio share. Total returns in the following tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Deloitte & Touche LLP, independent auditors, whose reports, along with the Fund's financial statements, are included in the Fund's Annual Report. A free copy of the Annual Report is available upon request.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                   1999        1998       1997        1996       1995

Net Asset Value, Beginning     $    1.0005 $   1.0007 $    1.0007 $   1.0007 $    1.0007
of Period

Income from Investment
Operations

Net investment income               0.0471     0.0505      0.0512     0.0493      0.0555
Net realized loss                            (0.0002)
                                   -------

Total Income From Investment        0.0471     0.0503      0.0512     0.0493      0.0555
Operations

Less Distributions

From net investment income        (0.0471)   (0.0505)    (0.0512)   (0.0493)    (0.0555)

Total Distributions               (0.0471)   (0.0505)    (0.0512)   (0.0493)    (0.0555)

Net Asset Value, End of        $    1.0005 $   1.0005 $    1.0007 $   1.0007 $    1.0007
Period


Total Return/Yield                   4.81%      5.15%       5.24%      5.04%       5.62%

Net Assets, End of Period      $ 722,697,25$ 619,416,6$4453,155,21$ 396,453,1$8277,257,289

Ratio of Expenses to Average         0.46%      0.46%       0.46%      0.46%       0.46%
Net Assets

Ratio of Net Investment
Income to

Average Net Assets                   4.73%      5.05%       5.14%      4.99%       5.55%




MAXIM SERIES FUND, INC.

MAXIM BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                Year Ended December

                                        31,

                                  1999       1998        1997        1996       1995

Net Asset Value, Beginning    $   1.2169 $    1.2119 $    1.2059 $   1.2301 $    1.1352
of Period

Income from Investment
Operations

Net investment income             0.0718      0.0740      0.0767     0.0745      0.0736
Net realized and unrealized     (0.0753)      0.0050      0.0060   (0.0242)      0.0949
gain (loss)

Total Income (Loss) From

Investment Operations           (0.0035)      0.0790      0.0827     0.0503      0.1685

Less Distributions

From net investment income      (0.0713)    (0.0740)    (0.0767)   (0.0745)    (0.0736)

Total Distributions             (0.0713)    (0.0740)    (0.0767)   (0.0745)    (0.0736)

Net Asset Value, End of       $   1.1421 $    1.2169 $    1.2119 $   1.2059 $    1.2301
Period


Total Return                     (0.27%)       6.65%       7.07%      4.26%      15.21%

Net Assets, End of Period     $ 70,255,64$ 76,099,882$ 70,283,703$ 78,093,10$ 80,025,099

Ratio of Expenses to Average       0.60%       0.60%       0.60%      0.60%       0.60%
Net Assets

Ratio of Net Investment
Income to

Average Net Assets                 6.03%       6.00%       6.22%      6.10%       6.16%

Portfolio Turnover Rate           67.43%      42.50%      90.81%    117.39%     191.58%


MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                Year Ended December

                                        31,

                                  1999        1998        1997        1996       1995

Net Asset Value, Beginning   $     3.5821 $    2.9474 $    2.3650 $   1.9796 $   1.4978
of Period

Income from Investment
Operations

Net investment income              0.0272      0.0283      0.0364     0.0336     0.0334
Net realized and unrealized        0.6682      0.7538      0.7196     0.3960     0.4963
gain

Total Income From Investment       0.6954      0.7821      0.7560     0.4296     0.5297
Operations

Less Distributions

From net investment income       (0.0271)    (0.0284)    (0.0364)   (0.0336)   (0.0332)
From net realized gains          (0.2060)    (0.1190)    (0.1372)   (0.0106)   (0.0147)

Total Distributions              (0.2331)    (0.1474)    (0.1736)   (0.0442)   (0.0479)

Net Asset Value, End of      $     4.0444 $    3.5821 $    2.9474 $   2.3650 $   1.9796
Period


Total Return                       19.73%      26.79%      32.20%     21.81%     35.60%

Net Assets, End of Period    $ 1,166,072,1$21,029,722,$7817,386,56$ 936,806,3$8707,459,637

Ratio of Expenses to Average        0.60%       0.60%       0.60%      0.60%      0.60%
Net Assets

Ratio of Net Investment
Income to

Average Net Assets                  0.71%       0.87%       1.15%      1.58%      1.91%

Portfolio Turnover Rate            10.69%      12.91%      17.30%      3.31%      5.25%




MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                    1999        1998       1997        1996        1995

Net Asset Value, Beginning of   $    1.1049 $   1.0918 $    1.0738 $    1.1001 $   1.0138
Period

Income from Investment
Operations

Net investment income                0.0630     0.0646      0.0707      0.0675     0.0723
Net realized and unrealized        (0.0600)     0.0126      0.0180    (0.0263)     0.0863
gain (loss)

Total Income From Investment         0.0030     0.0772      0.0887      0.0412     0.1586
Operations

Less Distributions

From net investment income         (0.0620)   (0.0641)    (0.0707)    (0.0675)   (0.0723)

Total Distributions                (0.0620)   (0.0641)    (0.0707)    (0.0675)   (0.0723)

Net Asset Value, End of Period  $    1.0459 $   1.1049 $    1.0918 $    1.0738 $   1.1001


Total Return                          0.30%      7.24%       8.51%       3.92%     16.09%

Net Assets, End of Period       $ 76,591,857$ 78,875,12$ 58,311,917$ 64,077,863$ 62,473,959

Ratio of Expenses to Average          0.60%      0.60%       0.60%       0.60%      0.60%
Net Assets

Ratio of Net Investment Income
to

Average Net Assets                    5.83%      5.91%       6.32%       6.22%      6.76%

Portfolio Turnover Rate              51.82%     56.64%      55.54%     145.02%    185.57%


MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                Year Ended December

                                        31,

                                  1999        1998        1997       1996        1995

Net Asset Value, Beginning    $    1.3010 $   1.2856  $   1.2774 $    1.3161 $    1.2019
of Period

Income from Investment
Operations

Net investment income              0.0695     0.0737      0.0769      0.0777      0.0794
Net realized and unrealized      (0.0736)     0.0154      0.0081    (0.0387)      0.1164
gain (loss)

Total Income (Loss) From

Investment Operations            (0.0041)     0.0891      0.0850      0.0390      0.1958

Less Distributions

From net investment income       (0.0693)   (0.0737)    (0.0768)    (0.0777)    (0.0816)

Total Distributions              (0.0693)   (0.0737)    (0.0768)    (0.0777)    (0.0816)

Net Asset Value, End of       $    1.2276 $   1.3010  $   1.2856 $    1.2774 $    1.3161
Period


Total Return                      (0.31%)      7.08%       6.85%       3.14%      16.71%

Net Assets, End of Period     $ 133,484,68$ 130,436,89$ 114,875,9$0100,722,15$ 95,210,404

Ratio of Expenses to Average        0.56%      0.60%       0.60%       0.60%       0.60%
Net Assets

Ratio of Net Investment
Income to

Average Net Assets                  5.56%      5.69%       6.02%       6.08%       6.30%

Portfolio Turnover Rate           127.95%     59.84%     140.35%     118.50%     159.21%



MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                  1999        1998        1997        1996        1995

Net Asset Value, Beginning    $    1.1863 $    1.1743 $    1.1519 $    1.1786 $    1.0917
of Period

Income from Investment
Operations

Net investment income              0.0676      0.0700      0.0745      0.0751      0.0781
Net realized and unrealized      (0.0619)      0.0118      0.0224    (0.0267)      0.0869
gain (loss)

Total Income From Investment       0.0057      0.0818      0.0969      0.0484      0.1650
Operations

Less Distributions

From net investment income       (0.0670)    (0.0698)    (0.0745)    (0.0751)    (0.0781)

Total Distributions              (0.0670)    (0.0698)    (0.0745)    (0.0751)    (0.0781)

Net Asset Value, End of       $    1.1250 $    1.1863 $    1.1743 $    1.1519 $    1.1786
Period


Total Return                        0.51%       7.12%       8.64%       4.29%      15.55%

Net Assets, End of Period     $ 183,177,60$ 192,302,27$ 162,184,38$ 138,465,90$ 129,549,680

Ratio of Expenses to Average        0.60%       0.60%       0.60%       0.60%       0.60%
Net Assets

Ratio of Net Investment
Income to

Average Net Assets                  5.86%       5.98%       6.44%       6.51%       6.84%

Portfolio Turnover Rate            46.74%     108.19%      34.01%      94.63%     188.04%


MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                     1999        1998       1997        1996       1995

Net Asset Value, Beginning of         0.7921 $   1.2588 $    1.2370 $   1.1680 $    0.9540                $
Period

Income from Investment Operations

Net investment income                 0.0049     0.0069      0.0081     0.0124      0.0102
Net realized and unrealized gain      0.0809   (0.0532)      0.2419     0.1659      0.2393
(loss)

Total Income (Loss) From              0.0858   (0.0463)      0.2500     0.1783      0.2495
Investment Operations

Less Distributions

From net investment income          (0.0049)   (0.0069)    (0.0081)   (0.0124)    (0.0197)
From net realized gains             (0.0731)   (0.4135)    (0.2201)   (0.0969)    (0.0158)

Total Distributions                 (0.0780)   (0.4204)    (0.2282)   (0.1093)    (0.0355)

Net Asset Value, End of Period        0.7999 $   0.7921 $    1.2588 $   1.2370 $    1.1680                   $



Total Return                          11.85%                 21.00%     15.30%      26.24%
                                                (1.58%)

Net Assets, End of Period          25,168,640$ 23,618,62$ 121,454,80$ 80,783,69$ 51,610,284

Ratio of Expenses to Average Net       0.60%      0.60%       0.60%      0.60%       0.60%
Assets

Ratio of Net Investment Income to

Average Net Assets                     0.66%      0.25%       0.66%      1.04%       1.00%

Portfolio Turnover Rate               37.75%     59.18%     102.45%     39.66%      30.17%


MAXIM SERIES FUND, INC.

MAXIM TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                  1999        1998        1997        1996        1995

Net Asset Value, Beginning    $    1.1874 $    1.2786 $    1.3229 $    1.1395 $    1.0673
of Period

Income from Investment
Operations

Net investment income              0.0155      0.0270      0.0205      0.0136      0.0190
Net realized and unrealized        0.3391    (0.0911)      0.0053      0.2087      0.0756
gain (loss)

Total Income (Loss) From

Investment Operations              0.3546    (0.0641)      0.0258      0.2223      0.0946

Less Distributions

From net investment income       (0.0154)    (0.0271)    (0.0204)    (0.0136)    (0.0224)
From net realized gains          (0.0077)                (0.0497)    (0.0253)

Total Distributions              (0.0231)    (0.0271)    (0.0701)    (0.0389)    (0.0224)

Net Asset Value, End of       $    1.5189 $    1.1874 $    1.2786 $    1.3229 $    1.1395
Period


Total Return                       29.91%                   1.99%      19.59%       8.93%
                                            (5.00%)

Net Assets, End of Period     $ 101,354,18$ 120,381,64$ 132,774,51$ 96,172,049$ 55,017,668

Ratio of Expenses to Average
Net Assets:

- Before Reimbursement              1.24%       1.21%       1.21%       1.42%       1.62%
- After Reimbursement #             1.23%       1.20%       1.20%       1.39%       1.50%

Ratio of Net Investment
Income to
Average Net Assets:

- Before Reimbursement              0.93%       2.04%       1.69%       1.21%       1.58%
- After Reimbursement #             0.94%       2.05%       1.70%       1.24%       1.70%

Portfolio Turnover Rate            58.75%      40.02%      34.30%      22.21%      20.28%


# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                   1999*      1998        1997        1996        1995

Net Asset Value, Beginning    $    1.8417 $    1.5532 $    1.4327 $    1.3538 $    1.1003
of Period

Income from Investment
Operations

Net investment income (loss)       0.0115    (0.0092)    (0.0437)    (0.0083)      0.0018
Net realized and unrealized        0.0029      0.5058      0.2257      0.0890      0.2893
gain

Total Income From Investment       0.0144      0.4966      0.1820      0.0807      0.2911
Operations

Less Distributions

From net investment income       (0.0115)                                        (0.0317)
From net realized gains          (0.3034)    (0.2081)    (0.0615)    (0.0018)    (0.0059)

Total Distributions              (0.3149)    (0.2081)    (0.0615)    (0.0018)    (0.0376)

Net Asset Value, End of       $    1.5412 $    1.8417 $    1.5532 $    1.4327 $    1.3538
Period


Total Return                        0.26%      33.77%      12.95%       5.96%      26.50%

Net Assets, End of Period     $ 67,498,788$ 317,547,94$ 233,939,91$ 214,710,80$ 148,264,194

Ratio of Expenses to Average Net Assets:
- Before Reimbursement              1.04%       1.02%       1.06%       1.08%       1.15%
- After Reimbursement #             1.04%       1.02%       1.06%       1.07%       1.10%

Ratio of Net Investment Income (Loss) to
Average Net Assets:
- Before Reimbursement              0.36%     (0.64%)     (0.51%)     (0.67%)       0.08%
- After Reimbursement #             0.36%     (0.64%)     (0.51%)     (0.66%)       0.13%

Portfolio Turnover Rate           182.75%      87.81%     139.74%      80.31%     167.21%


*The per share information was computed based on average shares.

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                Year Ended December

                                        31,

                                 1999        1998        1997         1996        1995

Net Asset Value, Beginning   $    1.8953 $    1.8136 $    1.4538 $     1.2623 $    0.9614
of Period

Income from Investment
Operations

Net investment income             0.0243      0.0279      0.0278       0.0298      0.0305
Net realized and unrealized       0.1779      0.2301      0.4631       0.2287      0.3198
gain

Total Income From Investment      0.2022      0.2580      0.4909       0.2585      0.3503
Operations

Less Distributions

From net investment income      (0.0243)    (0.0278)    (0.0278)     (0.0298)    (0.0359)
From net realized gains         (0.2690)    (0.1485)    (0.1033)     (0.0372)    (0.0135)

Total Distributions             (0.2933)    (0.1763)    (0.1311)     (0.0670)    (0.0494)

Net Asset Value, End of      $    1.8042 $    1.8953 $    1.8136 $     1.4538 $    1.2623
Period


Total Return                      11.39%      14.48%      34.08%       20.63%      36.80%

Net Assets, End of Period    $ 391,562,37$ 326,339,49$ 237,421,80$ 122,283,026$ 65,183,898

Ratio of Expenses to Average       0.60%       0.60%       0.60%        0.60%       0.60%
Net Assets

Ratio of Net Investment
Income to

Average Net Assets                 1.31%       1.54%       1.83%        2.38%       2.87%

Portfolio Turnover Rate           70.11%      39.67%      26.03%       16.31%      18.11%


MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                  1999        1998        1997       1996        1995

Net Asset Value, Beginning    $    2.4276 $    1.8507 $    1.4852     1.3459 $    1.0120
of Period

Income from Investment
Operations

Net investment income              0.0061      0.0070      0.0085     0.0114      0.0127
Net realized and unrealized        0.6347      0.6769      0.4241     0.2851      0.3432
gain

Total Income From Investment       0.6408      0.6839      0.4326     0.2965      0.3559
Operations

Less Distributions

From net investment income       (0.0061)    (0.0070)    (0.0085)   (0.0114)    (0.0165)
From net realized gains          (0.1989)    (0.1000)    (0.0586)   (0.1458)    (0.0055)

Total Distributions              (0.2050)    (0.1070)    (0.0671)   (0.1572)    (0.0220)

Net Asset Value, End of       $    2.8634 $    2.4276 $    1.8507     1.4852 $    1.3459
Period


Total Return                       26.87%      37.28%      29.26%     22.10%      35.29%

Net Assets, End of Period     $ 499,612,22$ 297,170,22$ 162,975,76083,743,210$ 43,515,299

Ratio of Expenses to Average        0.60%       0.60%       0.60%      0.60%       0.60%
Net Assets

Ratio of Net Investment
Income to

Average Net Assets                  0.26%       0.36%       0.54%      0.83%       1.15%

Portfolio Turnover Rate            54.24%      26.48%      21.52%     41.55%      17.90%



MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                   1999        1998        1997        1996       1995

Net Asset Value, Beginning of  $    0.9538 $    0.9154 $   1.2480  $   1.0669 $    0.9974
Period

Income from Investment
Operations

Net investment income               0.0019      0.0022     0.0067      0.0095      0.0286
Net realized and unrealized       (0.0631)      0.0721     0.3223      0.1811      0.1234
gain (loss)

Total Income (Loss) From

Investment Operations             (0.0612)      0.0743     0.3290      0.1906      0.1520

Less Distributions

From net investment income        (0.0019)    (0.0022)   (0.0067)    (0.0095)    (0.0636)
From net realized gains           (0.1067)    (0.0337)   (0.6549)                (0.0189)

Total Distributions               (0.1086)    (0.0359)   (0.6616)    (0.0095)    (0.0825)

Net Asset Value, End of Period $    0.7840 $    0.9538 $   0.9154  $   1.2480 $    1.0669


Total Return                       (5.80%)       8.28%     27.86%      17.94%      15.51%

Net Assets, End of Period      $ 35,290,690$ 38,747,052$ 22,526,242$ 36,599,65$ 20,769,579

Ratio of Expenses to Average
Net Assets:

- Before Reimbursement               1.28%       1.27%      1.33%       1.42%       1.52%
- After Reimbursement #              1.23%       1.26%      1.28%       1.31%       1.35%

Ratio of Net Investment
Income to
Average Net Assets:

- Before Reimbursement               0.16%       0.26%      0.59%       0.79%       2.34%
- After Reimbursement #              0.21%       0.27%      0.64%       0.90%       2.51%

Portfolio Turnover Rate             46.17%      26.29%     82.83%      30.61%      17.78%



#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.







MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                   1999        1998        1997        1996       1995

Net Asset Value, Beginning of  $    1.4482 $    1.5316 $    1.4028 $    1.1605     0.9755           $
Period

Income from Investment
Operations

Net investment income               0.0079      0.0139      0.0103      0.0091     0.0075
Net realized and unrealized       (0.0219)    (0.0492)      0.3273      0.3376     0.2840
gain (loss)

Total Income (Loss) From

Investment Operations             (0.0140)    (0.0353)      0.3376      0.3467     0.2915

Less Distributions

From net investment income        (0.0084)    (0.0138)    (0.0100)    (0.0091)   (0.0945)
From net realized gains           (0.0909)    (0.0343)    (0.1988)    (0.0953)   (0.0120)

Total Distributions               (0.0993)    (0.0481)    (0.2088)    (0.1044)   (0.1065)

Net Asset Value, End of Period $    1.3349 $    1.4482 $    1.5316 $    1.4028     1.1605                $


Total Return                       (0.43%)     (2.28%)      24.50%      30.09%     29.96%

Net Assets, End of Period      $ 93,087,906$ 127,807,36$ 183,322,63$ 79,944,926 28,594,611               $

Ratio of Expenses to Average
Net Assets:

- Before Reimbursement               1.15%       1.11%       1.11%       1.27%      1.46%
- After Reimbursement #              1.14%       1.11%       1.11%       1.26%      1.30%

Ratio of Net Investment
Income to
Average Net Assets:

- Before Reimbursement               0.52%       0.81%       0.89%       0.97%      0.49%
- After Reimbursement #              0.53%       0.81%       0.89%       0.98%      0.65%

Portfolio Turnover Rate            105.57%     149.12%      93.28%      62.63%     99.48%


#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.



MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                  1999        1998        1997        1996        1995

Net Asset Value, Beginning    $    1.1118 $    1.1981 $    1.1618 $    1.1521 $    0.9716
of Period

Income from Investment
Operations

Net investment income              0.0873      0.0838      0.0764      0.0825      0.0842
Net realized and unrealized      (0.0344)    (0.0429)      0.0689      0.0324      0.1994
gain (loss)

Total Income From Investment       0.0529      0.0409      0.1453      0.1149      0.2836
Operations

Less Distributions

From net investment income       (0.0892)    (0.0839)    (0.0762)    (0.0825)    (0.1001)
From net realized gains          (0.0112)    (0.0433)    (0.0328)    (0.0227)    (0.0030)

Total Distributions              (0.1004)    (0.1272)    (0.1090)    (0.1052)    (0.1031)

Net Asset Value, End of       $    1.0643 $    1.1118 $    1.1981 $    1.1618 $    1.1521
Period


Total Return                        4.87%       3.43%      12.70%      10.35%      30.19%

Net Assets, End of Period     $ 191,419,34$ 199,386,03$ 158,884,38$ 83,645,029$ 45,530,190

Ratio of Expenses to Average        0.90%       0.90%       0.90%       0.90%       0.90%
Net Assets

Ratio of Net Investment
Income to

Average Net Assets                  7.74%       7.41%       7.14%       7.68%       7.89%

Portfolio Turnover Rate            28.00%      55.47%      52.69%      40.02%      24.70%


MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                  1999        1998        1997        1996        1995

Net Asset Value, Beginning    $    1.7804 $    1.7602 $    1.4492 $    1.2633 $    0.9805
of Period

Income from Investment
Operations

Net investment income              0.0339      0.0370      0.0357      0.0299      0.0345
Net realized and unrealized        0.0242      0.1177      0.3783      0.2130      0.2892
gain

Total Income From Investment       0.0581      0.1547      0.4140      0.2429      0.3237
Operations

Less Distributions

From net investment income       (0.0340)    (0.0369)    (0.0357)    (0.0300)    (0.0396)
From net realized gains          (0.1491)    (0.0976)    (0.0673)    (0.0270)    (0.0013)

Total Distributions              (0.1831)    (0.1345)    (0.1030)    (0.0570)    (0.0409)

Net Asset Value, End of       $    1.6554 $    1.7804 $    1.7602 $    1.4492 $    1.2633
Period


Total Return                        3.39%       8.93%      28.82%      19.39%      33.42%

Net Assets, End of Period     $ 189,499,60$ 209,702,72$ 167,154,16$ 69,535,903$ 10,950,195

Ratio of Expenses to Average Net Assets:
- Before Reimbursement              0.88%       0.88%       0.93%       1.20%       1.82%
- After Reimbursement #             0.88%       0.88%       0.91%       0.95%       0.95%

Ratio of Net Investment
Income to
Average Net Assets:

- Before Reimbursement              1.84%       2.14%       2.46%       2.60%       2.59%
- After Reimbursement #             1.84%       2.14%       2.48%       2.85%       3.46%

Portfolio Turnover Rate            44.02%      32.30%      25.35%      26.15%      14.00%


# Percentages are shown net of expenses reimbursed The Great-West Life Assurance Company or GW Capital Management, LLC.

MAXIM SERIES FUND, INC.

MAXIM INVESCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                  1999        1998        1997       1996        1995

Net Asset Value, Beginning    $    1.8506 $    1.5955 $    1.4330     1.2734 $    1.0054
of Period

Income from Investment
Operations

Net investment income (loss)     (0.0038)    (0.0048)      0.0009     0.0024      0.0069
Net realized and unrealized        1.4263      0.2842      0.2612     0.3380      0.3118
gain

Total Income From Investment       1.4225      0.2794      0.2621     0.3404      0.3187
Operations

Less Distributions

From net investment income                               (0.0009)   (0.0024)    (0.0341)
From net realized gains          (0.4386)    (0.0243)    (0.0987)   (0.1784)    (0.0166)

Total Distributions              (0.4386)    (0.0243)    (0.0996)   (0.1808)    (0.0507)

Net Asset Value, End of       $    2.8345 $    1.8506 $    1.5955     1.4330 $    1.2734            $
Period


Total Return                       80.78%      17.62%      18.70%     26.73%      31.79%

Net Assets, End of Period     $ 181,228,67$ 82,115,568$ 62,251,873 31,827,778$ 6,385,180       $

Ratio of Expenses to Average Net Assets:
- Before Reimbursement              1.09%       1.11%       1.19%      1.46%       2.30%
- After Reimbursement #             1.07%       1.10%       1.10%      1.10%       1.10%

Ratio of Net Investment Income (Loss) to
Average Net Assets:
- Before Reimbursement            (0.36%)     (0.32%)
                                                         (0.08%)   (0.11%)       (0.62%)
- After Reimbursement #           (0.34%)     (0.31%)       0.01%      0.25%       0.58%

Portfolio Turnover Rate           223.65%     149.15%     174.65%    265.05%     266.64%


#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.







MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                               Year Ended December

                                       31,

                                   1999        1998        1997       1996       1995

Net Asset Value, Beginning of  $    1.6252 $    1.4804 $   1.3508 $   1.1255 $    0.9859
Period

Income from Investment
Operations

Net investment income               0.0061      0.0123     0.0114     0.0112      0.0120
Net realized and unrealized         0.3614      0.1453     0.1512     0.2266      0.1396
gain

Total Income From Investment        0.3675      0.1576     0.1626     0.2378      0.1516
Operations

Less Distributions

From net investment income        (0.0057)    (0.0128)   (0.0116)   (0.0112)    (0.0120)
From net realized gains           (0.0101)               (0.0214)   (0.0013)

Total Distributions               (0.0158)    (0.0128)   (0.0330)   (0.0125)    (0.0120)

Net Asset Value, End of Period $    1.9769 $    1.6252 $   1.4804 $   1.3508 $    1.1255


Total Return                        22.67%      10.64%     12.08%     21.17%      15.48%

Net Assets, End of Period      $ 141,769,98$ 28,296,279$ 16,581,35$ 7,694,858$ 2,681,969

Ratio of Expenses to Average
Net Assets:

- Before Reimbursement               1.16%       1.32%      1.63%      2.29%       2.78%
- After Reimbursement #              1.14%       1.30%      1.30%      1.33%       1.50%

Ratio of Net Investment Income
(Loss) to
Average Net Assets:

- Before Reimbursement               0.57%       0.84%      0.69%      0.24%
                                                                               (0.11%)

- After Reimbursement #              0.59%       0.86%      1.02%      1.20%       1.17%

Portfolio Turnover Rate             22.06%      28.66%     19.56%     15.25%       5.88%


#  Percentages  are shown net of  expenses  reimbursed  by The  Great-West  Life
Assurance Company or GW Capital Management, LLC.


MAXIM SERIES FUND, INC.

MAXIM SHORT-TERM MATURITY BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997 and 1996, and the period ended December 31, 1995 are as follows:

                                  Period Ended

                                  December 31,

                                   1999        1998       1997       1996        1995
                                                                                 (A)

Net Asset Value, Beginning    $     1.0204 $   1.0134 $   1.0065 $    1.0092 $   1.0000
of Period

Income from Investment
Operations

Net investment income               0.0520     0.0546     0.0534      0.0489     0.0194
Net realized and unrealized       (0.0183)     0.0087     0.0070    (0.0027)     0.0105
gain (loss)

Total Income From Investment        0.0337     0.0633     0.0604      0.0462     0.0299
Operations

Less Distributions

From net investment income        (0.0517)   (0.0543)   (0.0534)    (0.0489)   (0.0207)
From net realized gains           (0.0003)   (0.0020)   (0.0001)

Total Distributions               (0.0520)   (0.0563)   (0.0535)    (0.0489)   (0.0207)

Net Asset Value, End of       $     1.0021 $   1.0204 $   1.0134 $    1.0065 $   1.0092
Period


Total Return                         3.37%      6.36%      6.14%       4.70%      3.02%

Net Assets, End of Period     $ 137,920,472$ 110,917,0$178,367,54$ 39,503,114$ 15,618,670

Ratio of Expenses to Average         0.60%      0.60%      0.60%       0.60%     0.53%*
Net Assets

Ratio of Net Investment
Income to

Average Net Assets                   5.29%      5.45%      5.47%       5.15%     4.61%*

Portfolio Turnover Rate             45.60%     37.33%     84.59%      51.71%     97.87%


*Annualized

(A) The portfolio commenced operations on August 1, 1995.







MAXIM SERIES FUND, INC.

MAXIM INVESCO BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998 and 1997, and the period ended December 31, 1996 are as follows:

                                      Period Ended December

                                               31,

                                        1999         1998          1997         1996
                                                                                (A)

Net Asset Value, Beginning of       $    1.4608  $    1.2588  $     1.0408 $     1.0000
Period

Income from Investment Operations

Net investment income                    0.0271       0.0289        0.0187       0.0052
Net realized and unrealized gain         0.2086       0.2020        0.2518       0.0420

Total Income From Investment             0.2357       0.2309        0.2705       0.0472
Operations

Less Distributions

From net investment income             (0.0272)     (0.0289)      (0.0187)     (0.0052)
From net realized gains                (0.2535)                   (0.0338)     (0.0012)

Total Distributions                    (0.2807)     (0.0289)      (0.0525)     (0.0064)

Net Asset Value, End of Period      $    1.4158  $    1.4608  $     1.2588 $     1.0408


Total Return                             16.74%       18.42%        26.10%        4.60%

Net Assets, End of Period           $ 168,657,892$ 175,637,780$ 127,072,586$ 15,987,166

Ratio of Expenses to Average Net          1.00%        1.00%         1.00%       1.00%*
Assets

Ratio of Net Investment Income to

Average Net Assets                        1.94%        2.18%         2.77%       2.84%*

Portfolio Turnover Rate                 119.39%      119.95%       150.57%       17.14%


*Annualized

(A) The portfolio commenced operations on October 1, 1996.


MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999 and 1998, and the period ended December 31, 1997 are as follows:

                                            Period Ended December 31,
                                               1999           1998           1997
                                                                              (A)

Net Asset Value, Beginning of Period      $      1.3472  $      1.1069  $      1.0000

Income from Investment Operations

Net investment income (loss)                   (0.0040)       (0.0016)
Net realized and unrealized gain                 0.3274         0.2471         0.1086

Total Income From Investment Operations          0.3234         0.2455         0.1086

Less Distributions

From net realized gains                        (0.0875)       (0.0052)       (0.0017)

Total Distributions                            (0.0875)       (0.0052)       (0.0017)

Net Asset Value, End of Period            $      1.5831  $      1.3472  $      1.1069


Total Return                                     24.60%         22.23%         10.86%

Net Assets, End of Period                 $ 203,089,451  $ 139,762,438  $  56,704,297

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                            1.11%          1.16%         1.30%*
- After Reimbursement #                           1.05%          1.05%         1.05%*

Ratio of Net Investment Loss to
Average Net Assets:
- Before Reimbursement                          (0.41%)        (0.32%)       (0.41%)*
- After Reimbursement #                         (0.35%)        (0.21%)       (0.16%)*

Portfolio Turnover Rate                          66.80%         52.50%         24.28%


*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on July 1, 1997.

MAXIM SERIES FUND, INC.

MAXIM FOUNDERS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999 and 1998, and the period ended December 31, 1997 are as follows:

                                             Period Ended December 31,
                                               1999            1998           1997
                                                                               (A)

Net Asset Value, Beginning of Period      $      1.1448   $      1.0228  $      1.0000

Income from Investment Operations

Net investment income                            0.0004          0.0157         0.0089
Net realized and unrealized gain                 0.1633          0.1655         0.0228

Total Income From Investment                     0.1637          0.1812         0.0317
Operations

Less Distributions

From net investment income                     (0.0004)        (0.0157)       (0.0089)
From net realized gains                        (0.0665)        (0.0435)

Total Distributions                            (0.0669)        (0.0592)       (0.0089)

Net Asset Value, End of Period            $      1.2416   $      1.1448  $      1.0228


Total Return                                     15.04%          17.85%          3.17%

Net Assets, End of Period                 $ 147,265,224   $ 120,887,237  $  94,206,892

Ratio of Expenses to Average Net
Assets:

- Before Reimbursement                            1.12%           1.15%         1.15%*
- After Reimbursement #                           1.11%           1.15%         1.14%*

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                            0.02%           1.46%         1.77%*
- After Reimbursement #                           0.03%           1.46%         1.78%*

Portfolio Turnover Rate                         173.72%         287.17%        111.45%


*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on July 1, 1997.

MAXIM SERIES FUND, INC.

MAXIM INDEX EUROPEAN PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period ended December 31, 1999 is as follows:

                                                                  Period Ended
                                                                  December 31,
                                                                            1999
                                                                             (A)

Net Asset Value, Beginning of Period                            $       10.0000

Income from Investment Operations



Net investment loss                                                    (0.0005)
Net realized and unrealized gain                                         1.8445

Total Income From Investment Operations                                  1.8440

Less Distributions

From net realized gains                                                (0.0249)

Total Distributions                                                    (0.0249)

Net Asset Value, End of Period                                  $       11.8191


Total Return                                                             18.44%

Net Assets, End of Period                                       $   147,309,943

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                                   1.39% *
- After Reimbursement #                                                  1.20% *

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement                                                 (0.31%) *
- After Reimbursement #                                                (0.12%) *

Portfolio Turnover Rate                                                  19.79%

*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on July 26, 1999.

MAXIM SERIES FUND, INC.

MAXIM INDEX PACIFIC PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period ended December 31, 1999 is as follows:

                                                                  Period Ended
                                                                  December 31,
                                                                            1999
                                                                             (A)

Net Asset Value, Beginning of Period                            $       10.0000

Income from Investment Operations



Net investment loss                                                    (0.0004)
Net realized and unrealized gain                                         3.8172

Total Income From Investment Operations                                  3.8168

Less Distributions

From net investment income                                             (0.0043)
From net realized gains                                                (0.1262)

Total Distributions                                                    (0.1305)

Net Asset Value, End of Period                                  $       13.6863


Total Return                                                             38.27%

Net Assets, End of Period                                       $   195,178,735

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                                   1.35% *
- After Reimbursement #                                                  1.20% *

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement                                                 (0.16%) *
- After Reimbursement #                                                (0.01%) *

Portfolio Turnover Rate                                                  18.94%

*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on July 26, 1999.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period ended December 31, 1999 is as follows:

                                                                 Period Ended
                                                                 December 31,
                                                                            1999
                                                                             (A)

Net Asset Value, Beginning of Period                           $       10.0000

Income from Investment Operations



Net investment income                                                   0.1641
Net realized and unrealized loss                                      (0.2894)

Total Loss From Investment Operations                                 (0.1253)

Less Distributions

From net investment income                                            (0.1640)

Total Distributions                                                   (0.1640)

Net Asset Value, End of Period                                 $        9.7107


Total Return                                                           (1.25%)

Net Assets, End of Period                                      $    91,795,099

Ratio of Expenses to Average Net Assets                                  1.30% *

Ratio of Net Investment Income to Average Net Assets                     4.00% *

Portfolio Turnover Rate                                                 86.93%


*Annualized

(A) The portfolio commenced operations on July 26, 1999.

MAXIM SERIES FUND, INC.

MAXIM INDEX 400 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period ended December 31, 1999 is as follows:

                                                                    Period Ended
                                                                    December 31,

                                                                            1999
                                                                             (A)

Net Asset Value, Beginning of Period                             $       10.0000

Income from Investment Operations



Net investment income                                                     0.0393
Net realized and unrealized gain                                          0.6902

Total Income From Investment Operations                                   0.7295

Less Distributions

From net investment income                                              (0.0392)

Total Distributions                                                     (0.0392)

Net Asset Value, End of Period                                   $       10.6903


Total Return                                                               7.30%

Net Assets, End of Period                                        $    10,729,826

Ratio of Expenses to Average Net Assets                                  0.60% *

Ratio of Net Investment Income to Average Net Assets                     0.92% *

Portfolio Turnover Rate                                                   26.41%


*Annualized

(A) The portfolio commenced operations on July 26, 1999.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998 and the period ended December 31, 1997 are as follows:

                                            Period Ended December 31,
                                              1999            1998            1997
                                                                               (A)

Net Asset Value, Beginning of Period     $      1.0794   $      0.9505   $      1.0000

Income from Investment Operations



Net investment income                           0.0036          0.0060          0.0047
Capital gain distributions received             0.0969          0.0286          0.0712

Total distributions received                    0.1005          0.0346          0.0759

Net realized and unrealized gain (loss)         0.1346          0.1061        (0.0432)
on investments

Total Income From Investment Operations         0.2351          0.1407          0.0327

Less Distributions

From net investment income                    (0.0011)        (0.0111)        (0.0127)
From net realized gains                       (0.0796)        (0.0007)        (0.0695)

Total Distributions                           (0.0807)        (0.0118)        (0.0822)

Net Asset Value, End of Period           $      1.2338   $      1.0794   $      0.9505

Total Return                                    21.83%          14.84%           3.31%

Net Assets, End of Period                $  19,006,974   $   7,608,452   $     697,434

Ratio of Expenses to Average Net Assets          0.25%           0.25%           0.25% *

Ratio of Net Investment Income to

Average Net Assets                               0.09%           0.97%           2.38% *

Portfolio Turnover Rate                         77.51%          94.75%          59.90%


*Annualized

(A) The portfolio commenced operations on September 9, 1997.

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998 and the period ended December 31, 1997 are as follows:

                                            Period Ended December 31,
                                              1999            1998            1997
                                                                               (A)

Net Asset Value, Beginning of Period     $      1.0668   $      0.9676   $      1.0000

Income from Investment Operations



Net investment income                           0.0142          0.0136          0.0075
Capital gain distributions received             0.0768          0.0284          0.0568

Total distributions received                    0.0910          0.0420          0.0643

Net realized and unrealized gain (loss)         0.1430          0.0790        (0.0279)
on investments

Total Income From Investment Operations         0.2340          0.1210          0.0364

Less Distributions

From net investment income                    (0.0099)        (0.0217)        (0.0141)
From net realized gains                       (0.0727)        (0.0001)        (0.0547)

Total Distributions                           (0.0826)        (0.0218)        (0.0688)

Net Asset Value, End of Period           $      1.2182   $      1.0668   $      0.9676

Total Return                                    22.05%          12.54%           3.66%

Net Assets, End of Period                $  36,469,448   $  15,066,086   $   1,630,969

Ratio of Expenses to Average Net Assets          0.25%           0.25%           0.25% *

Ratio of Net Investment Income to

Average Net Assets                               0.96%           1.80%           4.19% *

Portfolio Turnover Rate                        101.16%         123.12%          41.30%


*Annualized

(A) The portfolio commenced operations on September 9, 1997.

MAXIM SERIES FUND, INC.

MODERATE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998 and the period ended December 31, 1997 are as follows:

                                            Period Ended December 31,
                                              1999            1998            1997
                                                                               (A)

Net Asset Value, Beginning of Period     $      1.0503   $      0.9661   $      1.0000

Income from Investment Operations



Net investment income                           0.0226          0.0171          0.0090
Capital gain distributions received             0.0706          0.0159          0.0477

Total distributions received                    0.0932          0.0330          0.0567

Net realized and unrealized gain (loss)         0.0780          0.0769        (0.0308)
on investments

Total Income From Investment Operations         0.1712          0.1099          0.0259

Less Distributions

From net investment income                    (0.0182)        (0.0257)        (0.0144)
From net realized gains                       (0.0782)                        (0.0454)

Total Distributions                           (0.0964)        (0.0257)        (0.0598)

Net Asset Value, End of Period           $      1.1251   $      1.0503   $      0.9661

Total Return                                    16.43%          11.41%           2.60%

Net Assets, End of Period                $  27,960,665   $  12,600,896   $   1,044,081

Ratio of Expenses to Average Net Assets          0.25%           0.25%           0.25% *

Ratio of Net Investment Income to

Average Net Assets                               1.91%           2.27%           5.51% *

Portfolio Turnover Rate                        105.60%         114.39%          31.39%


*Annualized

(A) The portfolio commenced operations on September 9, 1997.

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998 and the period ended December 31, 1997 are as follows:

                                            Period Ended December 31,
                                              1999            1998            1997
                                                                               (A)

Net Asset Value, Beginning of Period     $      1.0470   $      0.9909   $      1.0000

Income from Investment Operations



Net investment income                           0.0309          0.0266          0.0132
Capital gain distributions received             0.0450          0.0121          0.0182

Total distributions received                    0.0759          0.0387          0.0314

Net realized and unrealized gain (loss)         0.0104          0.0576        (0.0085)
on investments

Total Income From Investment Operations         0.0863          0.0963          0.0229

Less Distributions

From net investment income                    (0.0271)        (0.0398)        (0.0151)
From net realized gains                       (0.0464)        (0.0004)        (0.0169)

Total Distributions                           (0.0735)        (0.0402)        (0.0320)

Net Asset Value, End of Period           $      1.0598   $      1.0470   $      0.9909

Total Return                                     8.34%           9.75%           2.29%

Net Assets, End of Period                $  13,672,483   $   9,586,577   $     534,975

Ratio of Expenses to Average Net Assets          0.25%           0.25%           0.25% *

Ratio of Net Investment Income to

Average Net Assets                               2.70%           3.41%           6.02% *

Portfolio Turnover Rate                        116.96%         112.09%          32.97%


*Annualized

(A) The portfolio commenced operations on September 9, 1997.

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998 and the period ended December 31, 1997 are as follows:

                                            Period Ended December 31,
                                              1999            1998            1997
                                                                               (A)

Net Asset Value, Beginning of Period     $      1.0301   $      1.0088   $      1.0000

Income from Investment Operations



Net investment income                           0.0428          0.0412          0.0145
Capital gain distributions received             0.0236          0.0149          0.0121

Total distributions received                    0.0664          0.0561          0.0266

Net realized and unrealized gain (loss)       (0.0169)          0.0266          0.0094
on investments

Total Income From Investment Operations         0.0495          0.0827          0.0360

Less Distributions

From net investment income                    (0.0406)        (0.0613)        (0.0159)
From net realized gains                       (0.0276)        (0.0001)        (0.0113)

Total Distributions                           (0.0682)        (0.0614)        (0.0272)

Net Asset Value, End of Period           $      1.0114   $      1.0301   $      1.0088

Total Return                                     4.86%           8.25%           3.60%

Net Assets, End of Period                $  17,142,458   $  15,519,563   $     268,416

Ratio of Expenses to Average Net Assets          0.25%           0.25%           0.25% *

Ratio of Net Investment Income to

Average Net Assets                               3.94%           4.81%           8.83% *

Portfolio Turnover Rate                         80.14%          99.16%          25.56%


*Annualized

(A) The portfolio commenced operations on September 9, 1997.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period ended December 31, 1999 is as follows:

                                                                  Period Ended
                                                                  December 31,
                                                                            1999
                                                                             (A)

Net Asset Value, Beginning of Period                            $       9.7751

Income from Investment Operations



Net investment income                                                   0.0191
Capital gain distributions received                                     0.6332

Total distributions received                                            0.6523

Net realized and unrealized gain on investments                         0.9792

Total Income From Investment Operations                                 1.6315


Less Distributions

From net investment income                                            (0.0191)
From net realized gains                                               (0.3729)

Total Distributions                                                   (0.3920)

Net Asset Value, End of Period                                  $      11.0146


Total Return                                                            16.72%

Net Assets, End of Period                                       $    2,195,730

Ratio of Expenses to Average Net Assets                                  0.10% *

Ratio of Net Investment Income to Average Net Assets                     1.63% *

Portfolio Turnover Rate                                                114.40%


*Annualized

(A) The portfolio commenced operations on September 16, 1999.

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period ended December 31, 1999 is as follows:

                                                                  Period Ended
                                                                  December 31,
                                                                            1999
                                                                             (A)

Net Asset Value, Beginning of Period                            $       9.8559

Income from Investment Operations



Net investment income                                                   0.0471
Capital gain distributions received                                     0.3953

Total distributions received                                            0.4424

Net realized and unrealized gain on investments                         0.6808

Total Income From Investment Operations                                 1.1232


Less Distributions

From net investment income                                            (0.0469)
From net realized gains                                               (0.2219)

Total Distributions                                                   (0.2688)

Net Asset Value, End of Period                                  $      10.7103


Total Return                                                            11.41%

Net Assets, End of Period                                       $    3,765,097

Ratio of Expenses to Average Net Assets                                  0.10% *

Ratio of Net Investment Income to Average Net Assets                     4.76% *

Portfolio Turnover Rate                                                105.09%



*Annualized

(A) The portfolio commenced operations on September 16, 1999.

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period ended December 31, 1999 is as follows:

                                                                  Period Ended
                                                                  December 31,
                                                                            1999
                                                                             (A)

Net Asset Value, Beginning of Period                            $       9.7937

Income from Investment Operations



Net investment income                                                   0.0685
Capital gain distributions received                                     0.3526

Total distributions received                                            0.4211

Net realized and unrealized gain on investments                         0.4076

Total Income From Investment Operations                                 0.8287


Less Distributions

From net investment income                                            (0.0683)
From net realized gains                                               (0.1817)

Total Distributions                                                   (0.2500)

Net Asset Value, End of Period                                  $      10.3724


Total Return                                                             8.47%

Net Assets, End of Period                                       $    2,705,549

Ratio of Expenses to Average Net Assets                                  0.10% *

Ratio of Net Investment Income to Average Net Assets                     5.72% *

Portfolio Turnover Rate                                                113.22%


*Annualized

(A) The portfolio commenced operations on September 16, 1999.

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period ended December 31, 1999 is as follows:

                                                                  Period Ended
                                                                  December 31,
                                                                            1999
                                                                             (A)

Net Asset Value, Beginning of Period                            $       9.7877

Income from Investment Operations



Net investment income                                                   0.0870
Capital gain distributions received                                     0.2686

Total distributions received                                            0.3556

Net realized and unrealized gain on investments                         0.3819

Total Income From Investment Operations                                 0.7375


Less Distributions

From net investment income                                            (0.0867)
From net realized gains                                               (0.1227)

Total Distributions                                                   (0.2094)

Net Asset Value, End of Period                                  $      10.3158


Total Return                                                             7.54%

Net Assets, End of Period                                       $      908,102

Ratio of Expenses to Average Net Assets                                  0.10% *

Ratio of Net Investment Income to Average Net Assets                     7.54% *

Portfolio Turnover Rate                                                 84.96%


*Annualized

(A) The portfolio commenced operations on September 27, 1999.

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period ended December 31, 1999 is as follows:

                                                                  Period Ended
                                                                  December 31,
                                                                            1999
                                                                             (A)

Net Asset Value, Beginning of Period                            $       9.9102

Income from Investment Operations



Net investment income                                                   0.1177
Capital gain distributions received                                     0.1832

Total distributions received                                            0.3009

Net realized and unrealized gain on investments                         0.1945

Total Income From Investment Operations                                 0.4954


Less Distributions

From net investment income                                            (0.1172)
From net realized gains                                               (0.0543)

Total Distributions                                                   (0.1715)

Net Asset Value, End of Period                                  $      10.2341


Total Return                                                             5.00%

Net Assets, End of Period                                       $      738,926

Ratio of Expenses to Average Net Assets                                  0.10% *

Ratio of Net Investment Income to Average Net Assets                     8.24% *

Portfolio Turnover Rate                                                176.32%


*Annualized

(A) The portfolio commenced operations on September 30, 1999.

                             ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains more details about the investment policies and techniques of the Portfolios. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

For a free copy of the SAI or annual or semi-annual reports or to request other information or ask questions about a Fund, call 1-800-338-4015.

The SAI and the  annual  and  semi-annual  reports  are  available  on the SEC's
Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Portfolios, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-7735.










                         This prospectus should be read

                       and retained for future reference.




47

           ___________________________________________________________

                            MAXIM SERIES FUND, INC.

          ___________________________________________________________




         Maxim Money Market Portfolio                         Maxim Templeton International Equity Portfolio
         Maxim Bond Portfolio                                 Maxim INVESCO ADR Portfolio
         Maxim Loomis Sayles Corporate Bond Portfolio         Maxim T. Rowe Price Equity/Income Portfolio
         Maxim U.S. Government Securities Portfolio           Maxim Founders Growth & Income Portfolio
         Maxim Short-Term Maturity Bond Portfolio             (formerly, Maxim Founders Blue Chip Portfolio)
         Maxim U.S. Government Mortgage                       Maxim INVESCO Balanced Portfolio

            Securities Portfolio
         Maxim Global Bond Portfolio

                                                              Maxim Loomis Sayles Small-Cap Value Portfolio

         Maxim Ariel MidCap Value Portfolio                   Maxim Ariel Small-Cap Value Portfolio
         Maxim T. Rowe Price MidCap Growth Portfolio          Maxim INVESCO Small-Cap Growth Portfolio

         Aggressive Profile I Portfolio                       Maxim Stock Index Portfolio
         Moderately Aggressive Profile I Portfolio            Maxim Index 600 Portfolio

               Moderate Profile I Portfolio                   Maxim Value Index Portfolio
         Moderately Conservative Profile I Portfolio          Maxim Growth Index Portfolio
         Conservative Profile I Portfolio                     Maxim Index 400 Portfolio

                                                              Maxim Bond Index Portfolio (formerly, Maxim

         Aggressive Profile II Portfolio                      Investment Grade Corporate Bond Portfolio)
         Moderately Aggressive Profile II Portfolio           Maxim Index Pacific Portfolio
         Moderate Profile II Portfolio                        Maxim Index European Portfolio
         Moderately Conservative Profile II Portfolio
         Conservative Profile II Portfolio






                               (the "Portfolios")


                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

      Throughout this SAI, "the Portfolio" is intended to refer to each Portfolio listed above, unless otherwise indicated. This SAI is not a Prospectus and should be read together with the Prospectuses for the Fund dated May 1, 2000. Requests for copies of the Prospectus should be made by writing to: Secretary, Maxim Series Fund, Inc., at 8515 East Orchard Road, Englewood, Colorado 80111, or by calling (303) 737-3000. The financial statements appearing in the Annual Report and Semi-Annual Report, which accompany this SAI, are incorporated into this SAI by reference.


                                 May 1, 2000



                               TABLE OF CONTENTS





                                                      Page
INFORMATION ABOUT THE FUNDS                           1

INVESTMENT LIMITATIONS                                1

INVESTMENT POLICIES AND PRACTICES                       11

MANAGEMENT OF THE FUND                                  25

INVESTMENT ADVISORY SERVICES                            26

PORTFOLIO TRANSACTIONS AND BROKERAGE                    30

PURCHASE AND REEMPTION OF SHARES                        33

INVESTMENT PERFORMANCE                                  36

DIVIDENDS AND TAXES                                     39

OTHER INFORMATION                                       41

FINANCIAL STATEMENTS                                    41

APPENDIX                                                42



                    INFORMATION ABOUT THE FUND AND PORTFOLIOS

Maxim Series Fund, Inc. is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company (the "Fund"). The Fund offers thirty-six investment portfolios, thirty-three of which are diversified portfolios and three of which are non-diversified portfolios. The Fund is a Maryland corporation organized on December 7, 1981and commenced business as an investment company in 1982. The Portfolios are "no-load," meaning you pay no sales charges or distribution fees. The Portfolios are presently only available in connection with variable annuity contracts and variable life insurance policies issued by Great-West Life & Annuity Insurance Company and certain other life insurance companies and certain qualified retirement and pension plans. GW Capital Management, LLC ("GW Capital Management"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as the Fund's investment adviser.

Diversified Portfolios

Each diversified Portfolio will operate as a diversified investment portfolio of the Fund. This means that at least 75% of the value of its total assets will be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities, the value of which with respect to any one issuer is neither more than 5% of the Portfolio's total assets nor more than 10% of the outstanding voting securities of such issuer.


Non-Diversified Portfolios

A non-diversified Portfolio is any Portfolio other than a diversified Portfolio. The Maxim Short-Term Maturity Bond, Maxim Global Bond, Maxim Vista Growth & Income and Maxim U.S. Government Mortgage Securities Portfolios are considered "non-diversified" because they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. Since a relatively high percentage of a non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                             Investment Limitations

The Fund has adopted limitations on the investment activity of its Portfolios which are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the affected Portfolio. These limitations apply to all Portfolios except the Maxim T. Rowe Price Equity/Income, Maxim T. Rowe Price MidCap Growth, Maxim INVESCO Balanced, Maxim Founders Growth & Income, Aggressive Profile I, Moderately Aggressive Profile I, Moderate Profile I, Moderately Conservative Profile I, Conservative Profile I, Maxim Global Bond, Maxim Aggressive Profile II, Maxim Moderately Aggressive Profile II, Maxim Moderate Profile II, Maxim Moderately Conservative Profile II and Maxim Conservative Profile II Portfolios. Please see descriptions starting on page 13 of the investment limitations applicable to these Portfolios. If only one Portfolio is affected, only shares of that Portfolio are entitled to vote. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.

The Fund (i.e., each Portfolio) will not:

1. (a) Invest more than 15% of its total assets (taken at market value at the time of each investment) in obligations (excluding repurchase agreements) of any one bank, or, with respect to 75% of its assets, invest more than 5% of such assets in the securities (other than United States Government or government agency securities) of any one issuer other than a bank (but including repurchase agreements with any one bank); and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements. Under the diversification requirements of the Investment Company Act of 1940 applicable to diversified investment companies, such as the Fund, the Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer (except that this statutory restriction does not apply with respect to 25% of the value of an investment company's total assets). Under the Fund's current interpretation of the statutory diversification tests, bank obligations of the type in which the Fund invests are not subject to this 5% limitation and thus the Fund's only limitation in this regard is the 15% limitation set forth above. The staff of the Securities and Exchange Commission, however, has taken the position that certain bank obligations are subject to the statutory 5% limitation, and further action by the Commission may make it necessary that the Fund revise its investments in bank obligations so as not to exceed the 5% limitation in order for the Fund to maintain its status as a diversified company. This investment restriction does not apply to the Global Bond, Maxim U.S. Government Mortgage Securities or Maxim Short-Term Maturity Bond Portfolios.

2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Alone or together with any other investor make investments for the purpose of exercising control over, or management of any issuer.

4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and only if immediately thereafter not more than 10% of such Fund's total assets, taken at market value, would be invested in such securities. This investment restriction does not apply to the Maxim Short-Term Maturity Bond Portfolio.

5. Purchase or sell interests in commodities, commodities contracts, oil, gas or other mineral exploration or development programs, or real estate, except that the Fund may purchase securities of issuers which invest or deal in any of the above; provided, however, that the Bond, Maxim Stock Index, Maxim Index 600, Maxim Growth Index, Maxim Value Index, Maxim Ariel MidCap Value, Maxim Templeton International Equity, Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Corporate Bond, Maxim Loomis Sayles Small-Cap Value, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR, Maxim Short-Term Maturity Bond, Maxim Index 400, Maxim Index Pacific, Maxim Index European and Maxim Bond Index Portfolios may invest in futures contracts based on financial indices, foreign currency transactions and options on permissible futures contracts.

6. Purchase securities for the Fund which cannot be sold without registration or the filing of a notification under federal or state securities laws if, as a result, such investments would exceed 10% of the value of such Fund's net assets (15% for the Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios). This investment restriction does not apply to the Maxim Short-Term Maturity Bond Portfolio.

7. Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and the Bond, Maxim Stock Index, Maxim Index 600, Maxim Value Index, Maxim Growth Index, Maxim Templeton International Equity, Maxim Ariel Small-Cap Value, Maxim Ariel MidCap Value, Maxim Loomis Sayles Corporate Bond, Maxim Short-Term Maturity Bond, Maxim Loomis Sayles Small-Cap Value, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR, Maxim Index 400, Maxim Bond Index, Maxim Index Pacific and Maxim Index European Portfolios may make margin payments in connection with transactions in futures contracts) or make short sales of securities or maintain a short position.

8. Make loans, except as provided in limitation (9) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

9. Lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information (33 1/3% for the Maxim Short-Term Maturity Bond, Maxim Index 400, Maxim Index European and Maxim Index Pacific Portfolios).

10. Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes. In the event the Fund borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300%. As a matter of policy, all borrowings will be repaid before any investments are made.

11. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in limitation (10) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof. The Fund will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities will exceed 10% of the value of the Fund's shares. This restriction does not apply to segregated accounts.

12. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

13. Write, purchase or sell puts, calls or combinations thereof, except that the Bond, Maxim Index 600, Maxim Value Index, Maxim Growth Index, Maxim Ariel MidCap Value, Maxim Templeton International Equity, Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Corporate Bond, Maxim Loomis Sayles Small-Cap Value, Maxim Short-Term Maturity Bond, Maxim INVESCO Small-Cap Growth, Maxim Index 400, Maxim Bond Index, Maxim Stock Index, Maxim Index European, Maxim Index Pacific and Maxim INVESCO ADR Portfolios may buy and sell put and call options (and any combination thereof) on securities (including index options), on index futures contracts, on securities indices, and on foreign currencies (to the extent a Portfolio may invest in foreign currencies) and may buy and sell put and call warrants, the values of which are based upon securities indices. In addition, the Bond Portfolio may buy and sell put and call options ( and any combination thereof) on permissible futures contracts.

14. Sell securities short or purchase securities on margin.

15. Invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of investment, would be invested in such securities. However, up to 25% of the total assets of a Portfolio may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange or on a major Canadian exchange. See "Foreign Securities", below. This investment limitation will not apply to the Maxim Templeton International Equity, Maxim Ariel MidCap Value, Bond, Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Corporate Bond, Maxim Short-Term Maturity Bond, Maxim Loomis Sayles Small-Cap Value, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR, Maxim Index European and Maxim Index Pacific Portfolios.

Following are investment limitations applicable to the Maxim T. Rowe Price Equity/Income and Maxim T. Rowe Price MidCap Growth Portfolios. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The Portfolios will not:

1. (a) Invest more than 15% of its total assets (taken at market value at the time of each investment) in obligations (excluding repurchase agreements) of any one bank, or, with respect to 75% of its assets, invest more than 5% of such assets in the securities (other than United States Government or government agency securities) of any one issuer other than a bank (but including repurchase agreements with any one bank); and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements. Under the diversification requirements of the Investment Company Act of 1940 applicable to diversified investment companies, such as the Fund, the Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer (except that this statutory restriction does not apply with respect to 25% of the value of an investment company's total assets). Under the Fund's current interpretation of the statutory diversification tests, bank obligations of the type in which the Fund invests are not subject to this 5% limitation and thus the Fund's only limitation in this regard is the 15% limitation set forth above. The staff of the Securities and Exchange Commission, however, has taken the position that certain bank obligations are subject to the statutory 5% limitation, and further action by the Commission may make it necessary that the Fund revise its investments in bank obligations so as not to exceed the 5% limitation in order for the Fund to maintain its status as a diversified company.

2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell interests in commodities, commodities contracts, oil, gas or other mineral exploration or development programs, or real estate, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above; provided, however, that the Portfolio may invest in futures contracts, forward currency contracts, and options on futures.

4. Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

5. Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities" of this Statement of Additional Information.

6. Borrow, except that the Portfolios may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and
    (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the borrowed amount) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Reverse repurchase agreements and other investments which are "covered" by a segregated account or an offsetting position in accordance with applicable SEC requirements do not constitute borrowings for purposes of any asset coverage requirement.

7. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Purchase or sell real estate including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

9. Issue senior securities except in compliance with the Investment Company Act of 1940.

Notes

The following notes should be read in connection with the above-described investment limitations. The notes are not fundamental policies.

With respect to investment limitation (3), the Portfolios do not consider currency contracts or hybrid investments to be commodities.

For purposes of investment limitation (2), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the Portfolio's semi-annual and annual reports.

For purposes of investment limitations (4) and (5), the Portfolios will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

Operating Policies

As a matter of operating policy, the Portfolios may not:

Purchase additional securities when money borrowed exceeds 5% of its total assets.

Invest in companies for the purpose of exercising management or control.

Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value.

Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law. Duplicate fees may result from such purchases.

Purchase securities on margin, except (i) to obtain short-term credit necessary for clearance of purchases of portfolio securities and (ii) to make margin deposits in connection with futures contracts or other permissible investments.

Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolios as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment.

Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Portfolio would be invested in such programs.

Effect short sales of securities, unless a Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the Portfolio would be invested in warrants.

Following are investment limitations applicable to the Maxim Founders Growth & Income Portfolio. The policies designated as fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The policies designated as non-fundamental may be changed by the Fund's Board of Directors without shareholder approval.

Fundamental Policies

The Portfolio will not:

1. Make loans to other persons; the purchase of a portion of an issue of publicly or privately distributed bonds, debentures or other securities is not considered the making of a loan by the Portfolio. The Portfolio may also enter into repurchase agreements.

2. Underwrite the securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

3. Invest directly in physical commodities (other than foreign currencies), real estate or interests in real estate; provided that the Portfolio may invest in securities of issuers that invest in physical commodities, real estate or interests in real estate; and, provided further, that this shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities, real estate or interests in real estate.

4. Make any investment if, as a result, 25% or more of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, provided that this limitation does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

5. Issue any senior securities except in compliance with the Investment Company Act of 1940.

6. Borrow money, except for extraordinary or emergency purposes, and then only from banks in amounts up to 33 1/3% of the Portfolio's total assets.

Non-Fundamental Policies

Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

Purchase more than 10% of any class of securities of any single issuer or purchase more than 10% of the voting securities of any single issuer.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in securities of that issuer.

Invest more than 15% of the market value of its net assets in securities which are not readily marketable, including repurchase agreements maturing in over seven days.

Following are investment limitations applicable to the Maxim INVESCO Balanced Portfolio. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The Portfolio will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

2. With respect to 75% of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Portfolio to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing or selling options, futures, swap and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

5. Lend its portfolio securities in excess of 33 1/3% of the total assets of the Portfolio (including the amount borrowed), taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information.

6. Borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowing that comes to exceed 33 1/3% of the value of the Portfolio's total assets due to a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Invest directly in real estate or interest in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

9. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale or permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Portfolio's investment policies, and reverse repurchase agreements are not deemed to be issuances of senior securities.

    As a fundamental policy in addition to the above, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolio.

    Further, the following additional investment restrictions, which are operating policies of the Portfolio are applicable. These policies may be changed by the Board of Directors without shareholder approval.

(a) Investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Portfolio's net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value.

(b) The Portfolio will not (i) enter into futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Portfolio and premiums paid on outstanding options on futures contracts, after taking into consideration unrealized profits and losses, would exceed 5% of the market value of the total assets of the Portfolio, or (ii) enter into any futures contracts if the aggregate net amount of the Portfolio's commitments under outstanding futures contracts positions of the Portfolio would exceed the market value of the total assets of the Portfolio.

(c) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

(d) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

(e) The Portfolio does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end management investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
    If the Portfolio invests in a money market fund, the investment advisory fee will be waived on the assets of the Portfolio which are invested in the money market fund during the time that those assets are so invested.

(f) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

(g) The Portfolio does not currently intend to purchase securities of any issuer (other the U.S. Government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase.

(h) The Portfolio does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses.

(i) The Portfolio may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Portfolio of its rights under agreements related to portfolio securities would be deemed to constitute such control.

Following are the limitations on the investment activity of the Maxim Profile I Portfolios and Maxim Profile II Portfolios (collectively, for purposes of this discussion, the "Maxim Profile Portfolios"). These limitations are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of
(i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.

Each Maxim Profile Portfolio will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances; provided that, the Maxim Profile Portfolios may invest 100% of their assets in investment companies which are advised by G W Capital or any affiliates thereof (or other investment companies with the approval of the SEC).

2. With respect to 75% of its total assets, purchase the securities of any one issuer (except cash items and "Government securities" as defined under the 1940 Act), if the purchase would cause the Portfolio to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer, except that this shall not apply to the Maxim Profile Portfolios.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing or selling options, futures, swap and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Make loans, except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

5. Lend its portfolio securities in excess of 33 1/3% of the total assets of the Portfolio (including the amount borrowed), taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information.

6. Borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed). Any borrowing that comes to exceed 33 1/3% of the value of the Portfolio's total assets due to a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation.

7. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Invest directly in real estate or interest in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

9. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale or permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Portfolio's investment policies and reverse repurchase agreements are not deemed to be issuances of senior securities.

10. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

11. Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

Following are investment limitations applicable to the Maxim Global Bond Portfolio. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The Portfolio will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction.

2. ...Purchase or sell interests in commodities, commodities contracts, oil, gas or other mineral exploration or development programs, or real estate, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above; provided, however, that the Portfolio may invest in futures contracts on financial indices, foreign currency transactions and options on permissible futures contracts.

3. ...(a) Purchase any securities on margin, (b) make short sales of securities, or (c) maintain a short position, except that the Portfolio may (i) obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (ii) make margin payments in connection with transactions in futures contracts and currency futures contracts and enter into permissible options transactions, and (iii) make short sales against the box.

4. ...Make loans,  except as provided in limitation (5) below and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan) and through repurchase agreements.

5. ...Lend its  portfolio  securities  in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities" in this Statement of Additional Information.

6. ...Borrow, except that the Portfolio may borrow for temporary or emergency purposes. The Portfolio will not borrow unless immediately after any such borrowing there is an asset coverage of at least 300 percent for all borrowings of the Portfolio. If such asset coverage falls below 300 percent, the Portfolio will within three days thereafter reduce the amount of its borrowings to an extent that the asset coverage of such borrowings will be at least 300 percent. Reverse repurchase agreements and other investments which are "covered" by a segregated account or an offsetting position in accordance with applicable SEC requirements ("covered investments") do not constitute borrowings for purposes of the 300% asset coverage requirement. The Portfolio will repay all borrowings in excess of 5% of its total assets before any additional investments are made. Covered investments will not be considered borrowings for purposes of applying the limitation on making additional investments when borrowings exceed 5% of total assets.

7. ...Mortgage,  pledge,  hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with borrowings mentioned in limitation (6) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Portfolio's total assets, taken at market value at the time thereof. The Portfolio will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities will exceed 10% of the value of the Portfolio's shares. This limitation shall not apply to segregated accounts.

8. ...Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

9. ...Issue senior  securities.  The issuance of more than one series or classes of shares of beneficial interest, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale of permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Portfolio's investment objectives and policies, and reverse repurchase agreements are not deemed to be issuances of senior securities.


                        INVESTMENT POLICIES AND PRACTICES

Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the Portfolios' investment policies set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

The following pages contain more detailed information about types of securities in which the Portfolios may invest, investment practices and techniques that GW Capital Management or any sub-adviser may employ in pursuit of the Portfolios' investment objectives, and a discussion of related risks. GW Capital Management and/or its sub-advisers may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Portfolios' investment objectives and policies and that doing so will help the Portfolios achieve their objectives. Unless otherwise indicated, each Portfolio may invest in all these securities or use all of these techniques. However, the Portfolios may not invest in all of these securities or utilize all such techniques. In addition, due to unavailability, economic unfeasibility or other factors, a Portfolio may simply have no opportunity to invest in a particular security or use a particular investment technique.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Bankers' Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Portfolios generally will not invest in acceptances with maturities exceeding 7 days where to do so would tend to create liquidity problems.

Borrowing.    The Portfolios may borrow from banks or through reverse
repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. In the event a Portfolio borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300%.

Brady Bonds. Brady bonds are debt obligations created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady.

Brady bonds have been issued only relatively recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated). They are actively traded in the over-the-counter secondary market.

Collateralized Brady bonds may be fixed rate par bonds or floating rate discount bonds, which are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady bonds. Interest payments on these Brady bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to Collateralized Brady bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady bonds in the normal course. In addition, in light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

Debt restructurings have been implemented under the Brady Plan in Argentina, Brazil, Bolivia, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady bonds having been issued to date by Argentina, Mexico and Venezuela. Most Argentine and Mexican Brady bonds and a significant portion of the Venezuelan Brady bonds issued to date are Collateralized Brady bonds with interest coupon payments collateralized on a rolling-forward basis by funds or securities held in escrow by an agent for the bondholders.

Certificates of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

Collateralized Mortgage Obligations. A Collateralized Mortgage Obligation ("CMO") is a bond which uses certificates issued by the Government National Mortgage Association, or the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation as collateral in trust. The trust then issues several bonds which will be paid using the cash flow from the collateral. The trust can redirect cash flow temporarily, first paying one bond before other bonds are paid. The trust can also redirect prepayments from one bond to another bond, creating some stable bonds and some volatile bonds. The proportion of principal cash flow and interest cash flow from the collateral flowing to each bond can also be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest only to one bond and principal only to another bond. Variable rate or floating coupon bonds are also often created through the use of CMO's.

Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price), may be called for redemption or conversion on a date established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Discount Obligations. Investment in discount obligations (including most Brady bonds) may be in securities (i) which were initially issued at a discount from their face value, and (ii) purchased by a Portfolio at a price less than their stated face amount or at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon, i.e., purchased at a "market discount." The amount of original issue discount and/or market discount on obligations purchased by a Portfolio may be significant, and accretion of market discount together with original issue discount, will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Emerging Markets Issuers. Emerging markets include any countries (i) having an "emerging stock market" as defined by the International Finance Corporation;
(ii) with low- to middle-income economies according to the World Bank; or (iii) listed in World Bank publications as developing. Currently, the countries not included in these categories are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Issuers whose principal activities are in countries with emerging markets include issuers: (1) organized under the laws of, (2) whose securities have their primary trading market in, (3) deriving at least 50% of their revenues or profits from goods sold, investments made, or services performed in, or (4) having at least 50% of their assets located in a country with, an emerging market.

Eurodollar Certificates of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of the interest rate on a one to six month rollover basis.

Foreign Currency Transactions. Any Portfolio which may invest in non-dollar denominated foreign securities may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Portfolio. A Portfolio may also use options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price for the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolios may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by GW Capital Management or one the sub-advisers.

The Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Each Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars into a foreign currency, or from one foreign currency into another foreign currency. For example, if a Portfolio held investments denominated in Deutschemarks, the Portfolio could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on GW Capital Management's or the applicable sub-adviser's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as GW Capital Management or the sub-adviser anticipates. For example, if a currency's value rose at a time when GW Capital Management or the sub-adviser had hedged a Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If GW Capital Management or a sub-adviser hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if GW Capital Management or a sub-adviser increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that GW Capital Management's or a sub-adviser's use of currency management strategies will be advantageous to the Portfolios or that it will hedge at an appropriate time.

Foreign Securities. Certain Portfolios may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve significant risks in addition to those risks normally associated with U.S. equity investments.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or developmental assistance, currency transfer restrictions, illiquid markets, delays and disruptions in securities settlement procedures.

Most foreign securities in a Portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Portfolio in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Portfolio may incur costs in connection with conversions between various currencies. In addition, a Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Portfolio declares and pays a dividend, or between the time when a Portfolio accrues and pays an operating expense in U.S. dollars.

American Depository Receipts ("ADRs"), as well as other "hybrid" forms of ADRs including European Depository Receipts and Global Depository Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificate are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying security at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to the risks associated with investing directly in foreign securities. These risks include foreign exchange risks as well as the political and economic risks of the underlying issuer's country.

Futures.  See "Futures and Options" below.

High Yield-High Risk Debt Securities ("Junk Bonds"). Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. GW Capital Management and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks associated with hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.

Illiquid Securities. Each Portfolio may invest up to 15% of its net assets in illiquid securities, except the Money Market Portfolio which may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining a Portfolio's net asset value. Under the supervision of the Board of Directors, GW Capital Management determines the liquidity of portfolio securities and, through reports from GW Capital Management, the Board of Directors monitors investments in illiquid securities. Certain types of securities are considered generally to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Directors.

A Portfolio may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Interest Rate Transactions. Interest rate swaps and interest rate caps and floors are types of hedging transactions which are utilized to attempt to protect the Portfolio against and potentially benefit from fluctuations in interest rates and to preserve a return or spread on a particular investment or portion of the Portfolio's holdings. These transactions may also be used to attempt to protect against possible declines in the market value of the Portfolio's assets resulting from downward trends in the debt securities markets (generally due to a rise in interest rates) or to protect unrealized gains in the value of the Portfolio's holdings, or to facilitate the sale of such securities.

Interest rate swaps involve the exchange with another party of commitments to pay or receive interest; e.g., an exchange of fixed rate payments for variable rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The successful utilization of interest rate transactions depends on the Portfolio manager's ability to predict correctly the direction and degree of movements in interest rates. If the Portfolio manager's judgment about the direction or extent of movement in interest rates is incorrect, the Portfolio's overall performance would be worse than if it had not entered into such transactions. For example, if the Portfolio purchases an interest rate swap or an interest rate floor to hedge against the expectation that interest rates will decline but instead interest rates rise, the Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparts under the swap agreement or would have paid the purchase price of the interest rate floor.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. Interest rate swaps, caps and floors are considered by the Staff of the Securities and Exchange Commission to be illiquid securities and, therefore, the Portfolio may not invest more than 15% of its assets in such instruments. Finally, there can be no assurance that the Portfolio will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Portfolio manager believes are advantageous to the Portfolio. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Portfolio will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

Investment Companies. Each Portfolio may invest in shares of mutual funds within the limitations of the Investment Company Act of 1940 and any orders issued by the SEC. The following discussion of mutual funds may be of particular relevance to those who invest in the Maxim Profile I Portfolios or the Maxim Profile II Portfolios. These Portfolios are known as "funds of funds" because they seek to achieve their investment objectives by investing in other mutual funds (the "Underlying Portfolios"). The Maxim Profile I Portfolios and Maxim Profile II Portfolios each may invest in both GW Capital Management-advised and non-GW Capital Management-advised Underlying Portfolios.

The Underlying Portfolios' investments, the different types of securities the Underlying Portfolios typically invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by Underlying Portfolios are currently known. Not all Underlying Portfolios discussed below are eligible investments for each Portfolio. A Portfolio will invest in Underlying Portfolios that are intended to help achieve its investment objective.

Mutual Funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreement and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.

Stock Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value.

Small-Cap Stock Funds seek capital growth and invest primarily in equity securities of companies with smaller market capitalization. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors.

International Stock Funds seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts.

Bond Funds seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yield debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all.

Money Market Funds typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker's acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis.

Lending of Portfolio Securities. Subject to Investment Limitations described above for all Portfolios, each Portfolio of the Fund from time-to-time may lend its portfolio securities to brokers, dealers and financial institutions. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income.

Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by GW Capital Management to be of good standing. Furthermore, they will only be made if, in GW Capital Management's judgment, the consideration to be earned from such loans would justify the risk.

GW Capital Management understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions:
(1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower Quality Debt Securities. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. GW Capital Management and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Money Market Instruments and Temporary Investment Strategies. In addition to the Money Market Portfolio, the other Portfolios, except the Maxim Profile I Portfolios and the Maxim Profile II Portfolios, each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by GW Capital Management or the applicable sub-adviser, or may invest any or all of their assets in money market instruments as deemed necessary by GW Capital Management or the applicable sub-adviser for temporary defensive purposes.

The types of money market instruments in which such Portfolios may invest include, but are not limited to: (1) bankers' acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds;
(4) obligations of U.S. banks, non-U.S. branches of such bank (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

Mortgage-Backed Securities. Mortgage backed securities may be issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the investment in such securities may be made if deemed consistent with investment objectives and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

Options.  See "Futures and Options" below.

Preferred Stock. Preferred stock is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, owners of bonds take precedence over the claims of those who own preferred and common stock.

Repurchase Agreements. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A Portfolio will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by GW Capital Management.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the seller, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The seller will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The seller will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. A Portfolio will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by GW Capital Management. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Short Sales "Against the Box." Short sales "against the box" are short sales of securities that a Portfolio owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Stripped Treasury Securities. Certain Portfolios may invest in zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but not actually received until maturity, a Portfolio may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Zero coupon securities are purchased at a discount from face value, the discount reflecting the current value of the deferred interest. The discount is taxable even though there is no cash return until maturity.

Structured Securities. Structured securities are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady bonds) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly-issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. The credit risk generally will be equivalent to that of the underlying instruments.

Structured securities may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

Certain issuers of structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, any investment in these structured securities may be limited by the restrictions contained in the 1940 Act.

Swap Deposit. Swap deposits are foreign currency short-term investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract that is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S. dollars without incurring risks of foreign exchange.

Time Deposits. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

U.S. Government Securities. These are securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. U.S. Treasury bills and notes and certain agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Securities of other government agencies and instrumentalities are not backed by the full faith and credit of U.S. government. These securities have different degrees of government support and may involve the risk of non-payment of principal and interest. For example, some are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those of the Federal Home Loan Banks. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, such as those of the Federal National Mortgage
Association. Still other are supported only by the credit of the agency that issued them, such as those of the Student Loan Marketing Association. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Variable Amount Master Demand Notes. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

Variable or Floating Rate Securities. These securities have interest rates that are adjusted periodically, or which "float" continuously according to formulas intended to stabilize their market values. Many of them also carry demand features that permit the Portfolios to sell them on short notice at par value plus accrued interest. When determining the maturity of a variable or floating rate instrument, the Portfolio may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

Warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued and Delayed-Delivery Transactions. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Portfolios generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Portfolios may sell the securities before the settlement date if GW Capital Management or the applicable sub-adviser deems it advisable. At the time a Portfolio makes the commitment to purchase securities on a when-issued basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. A Portfolio will maintain, in a segregated account, liquid assets having a value equal to or greater than the Portfolio's purchase commitments; likewise a Portfolio will segregate securities sold on a delayed-delivery basis.

Futures and Options

Futures Contracts. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of a bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made.

Purchasing Put and Call Options. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises the option, in completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market (that is by selling it to another party) at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at is current price. If the secondary market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.
If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss from purchasing the underlying instrument directly, which can exceed the amount of the premium received.

Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer can mitigate the effect of a price decline. At the same time, because a call writer gives up some ability to participate in security price increases.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Certain Portfolios may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments exactly over time.

Asset Coverage for Futures and Options Positions. The Portfolios will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Limitations on Futures and Options Transactions. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Portfolios intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Portfolios can commit assets to initial margin deposits and option premiums. Accordingly, to the extent that a Portfolio may invest in futures contracts and options, a Portfolio may only enter into futures contract and option positions for other than bona fide hedging purposes to the extent that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio. This limitation on a Portfolio's permissible investments in futures contracts and options is not a fundamental investment limitation and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to assets held to cover its options or futures positions could also be impaired.


                             MANAGEMENT OF THE FUND

The Fund is governed by the Board of Directors. The Board is responsible for overall management of the Funds' business affairs. The Directors meet at least 4 times during the year to, among other things, oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and review performance.

Directors and Officers

The directors and executive officers of the Fund, their ages, position(s) with the Fund, their principal occupations during the past 5 years (or as otherwise indicated) and their positions with affiliates of the Fund or its principal underwriter are set forth below. The business address of each director and officer is 8515 East Orchard Road, Englewood, Colorado 80111 (unless otherwise indicated). Those directors and officers who are "interested persons" (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management are indicated by an asterisk (*).

Rex Jennings (75), Director; President Emeritus, Denver Metro Chamber of Commerce; Trustee, Orchard Series Fund.

Richard P. Koeppe (68), Director; Retired Superintendent, Denver Public Schools, Trustee, Orchard Series Fund.

*Douglas L. Wooden (43), Director; Executive Vice President, Financial Services (1998 to Present); Senior Vice President, Financial Services of GWL&A (1996-1998);Senior Vice President, Chief Financial Officer of GWL&A (1991-1996); Trustee, Orchard Series Fund; Director, GW Capital Management.

*James D. Motz (50), Director and President; Executive Vice President, Employee Benefits of GWL&A (1997 to present) Senior Vice President, Employee Benefits of GWL&A (1991-1997); Trustee and President, Orchard Series Fund; Director, GW Capital Management.

Sanford Zisman (60), Director; Attorney, Zisman & Ingraham, P.C.; Trustee, Orchard Series Fund.

*David G. McLeod (37), Treasurer; Vice President, Investment Operations, (1998 to Present) Assistant Vice President, Investment Administration of GWL&A (1994 to 1998); Manager, Securities and Equities Administration of GWL&A (1992-1994); Treasurer, Orchard Series Fund; Director, GW Capital Management.

*Bruce  Hatcher  (36),   Assistant   Treasurer;   Manager,   Investment  Company
Administration   (1998  to  present);   Associate   Manager,   Separate  Account
Administration of GWL&A (1993-1998); Assistant Treasurer, Maxim Series Fund.

*Beverly A. Byrne (44), Secretary; Vice President, Counsel and Associate Secretary of GWL&A (2000 to Present) Assistant Vice President, Associate Counsel and Assistant Secretary of GWL&A (1997 - 1999); Assistant Counsel and Assistant Secretary of GWL&A (1993-1997); Chief Legal & Compliance Counsel of One Orchard Equities, Inc., the principal underwriter of the Maxim Series Fund; Secretary, Orchard Series Fund, an affiliated fund; Director, GW Capital Management.

Compensation

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with GW Capital Management or its affiliates. The chart below sets forth the annual fees paid or expected to be paid to the non-interested Directors and certain other information.



                                       R.P. Koeppe    R. Jennings S. Zisman
Compensation Received from the Fund       $10,000           $10,000
$10,000

Pension or Retirement Benefits Accrued
as Fund Expense*                       $0             $0          $0

Estimated Annual Benefits Upon Retirement       $0                $0         $0

Total Compensation Received from the
Fund and All Affiliated Funds*

                                       $15,000        $15,000           $15,000

* As of March 31, 2000, there were forty-one funds for which the Directors serve as Directors or Trustees of which thirty-seven are Portfolios of the Fund.

As of December 31, 1999, no person owns of record or beneficially 5% or more of the shares outstanding of the Fund or any Portfolio thereof other than separate accounts of GWL&A as described in "Purchase and Redemption of Shares." Therefore, GWL&A could be deemed to control each Fund as the term "control" is defined in the Investment Company Act of 1940. As of the date of this Statement of Additional Information, the directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of the outstanding share of each Fund.

Code of Ethics

The Fund, GW Capital Management and One Orchard Equities have each adopted a code of ethics addressing investing by their personnel. The code permits personnel to invest in securities, including securities held by the Fund under certain circumstances. The code places appropriate restrictions on all such investments.

                          INVESTMENT ADVISORY SERVICES

Investment Adviser

GW Capital Management, LLC is a Colorado limited liability company, located at 8515 East Orchard Road, Englewood, Colorado 80111, and serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement dated December 5, 1997. GW Capital Management is a wholly-owned subsidiary of GWL&A, which is a wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West"), a Canadian stock life insurance company. Great-West is a 99.6% owned subsidiary of Great-West Lifeco Inc., which in turn is an 81.2% owned subsidiary of Power Financial Corporation, Montreal, Quebec. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, and his associates, a group of private holding companies, have voting control of Power Corporation of Canada.

Investment Advisory Agreement

The Investment Advisory Agreement became effective on December 5, 1997 and as amended effective July 26, 1999. As approved, the Agreement will remain in effect until April 1, 2000, and will continue in effect from year to year if approved annually by the Board of Directors including the vote of a majority of the Directors who are not parties to the Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of the affected Portfolio. Any material amendment to the Agreement becomes effective with respect to the affected Portfolio upon approval by vote of a majority of the voting securities of that Portfolio. The agreement is not assignable and may be terminated without penalty with respect to any Portfolio either by the Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio or by GW Capital Management, each on 60 days notice to the other party.

Under the terms of investment advisory agreement with the Fund, GW Capital Management acts as investment adviser and, subject to the supervision of the Board of Directors, directs the investments of the Portfolios in accordance with its investment objective, policies and limitations. GW Capital Management also provides the Fund with all necessary office facilities and personnel for servicing the Portfolios' investments, compensates all officers of the Fund and all Directors who are "interested persons" of the Fund or of GW Capital Management, and all personnel of the Fund or GW Capital Management performing services relating to research, statistical and investment activities.

In addition, GW Capital Management, subject to the supervision of the Board of Directors, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolios' records and the registration of the Portfolios' shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Directors.

Management Fees

Each Portfolio pays a management fee to GW Capital Management for managing its investments and business affairs. GW Capital Management is paid monthly at an annual rate of a Portfolio's average net assets as described in the Prospectus.


                               The Sub-Advisers

Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI") serves as the sub-adviser to the Maxim Templeton International Equity Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993. TICI is an indirect subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc.

GW Capital Management is responsible for compensating TICI, which receives monthly compensation at the annual rate of .70% on the first $25 million, .55% on the next $25 million, .50% on the next $50 million, and .40% on all amounts over $100 million.

Ariel Capital Management, Inc.

Ariel Capital Management, Inc. ("Ariel") serves as the sub-adviser to the Maxim Ariel Small-Cap Value Portfolio and the Maxim Ariel MidCap Value Portfolio pursuant to Sub-Advisory Agreements dated December 1, 1993 and February 5, 1999. Ariel is a privately held minority-owned money manager.

GW Capital Management is responsible for compensating Ariel, which receives monthly compensation at the annual rate of .40% of the average daily net asset value of the Maxim Ariel Small-Cap Value Portfolio up to $5 million, .35% on the next $10 million, .30% on the next $10 million, and .25% of such value in excess of $25 million and 0.50% on the first $25 million of assets, 0.40% on the next $75 million of assets and 0.30% on all amounts over $100 million of the Maxim Ariel MidCap Value Portfolio.

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income and Maxim T. Rowe Price MidCap Growth Portfolios pursuant to a Sub-Advisory Agreement dated November 1, 1994 as amended. Founded in 1937, T. Rowe Price and its affiliate managed over $179 billion for more than 8 million individual and institutional investors accounts as of December 31, 1999.

GW Capital Management is responsible for compensating T. Rowe Price, which receives monthly compensation for the Maxim T. Rowe Price Equity/Income Portfolio at the annual rate of .50% on the first $20 million, .40% on the next $30 million and .40% on all assets once total assets exceed $50 million and for the Maxim T. Rowe Price MidCap Growth Portfolio at the annual rate of .50% on all assets of the Portfolio.

INVESCO Funds Group, Inc.

INVESCO Funds Group, Inc. ("INVESCO") serves as the sub-adviser to the Maxim INVESCO Small-Cap Growth, and Maxim INVESCO Balanced Portfolios pursuant to Sub-Advisory Agreements dated November 1, 1994 and August 30, 1996. INVESCO is an indirect wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $357 billion in assets under management.

INVESCO Capital Management, Inc. ("ICM"), a subsidiary of INVESCO, serves as the sub-adviser to the Maxim INVESCO ADR Portfolio pursuant to a Sub-Advisory Agreement dated March 3, 1997.

GW Capital Management is responsible for compensating INVESCO, which receives monthly compensation at the annual rate of .55% on the first $25 million, .50% on the next $50 million, .40% on the next $25 million and .35% on assets over $100 million of the Maxim INVESCO Small-Cap Growth Portfolio; .50% of the average daily net assets of the Portfolio up to $25 million, .45% on the next $50 million, .40% on the next $25 million and .35% of such value in excess of $100 million of the Maxim INVESCO Balanced Portfolio; and GW Capital Management is responsible for compensating ICM, which receives monthly compensation at the annual rate of .55% on the first $50 million, .50% on the next $50 million, and
 .40% on assets over $100 million of the Maxim INVESCO ADR Portfolio.

Loomis, Sayles, & Company, L.P.

Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Corporate Bond and Maxim Loomis Sayles Small-Cap Value Portfolios pursuant to a Sub-Advisory Agreement dated August 30, 1996, as amended. Loomis Sayles serves as investment manager to a variety of individual investors, including other mutual funds. Loomis Sayles is an indirect, majority-owned subsidiary of Metropolitan Life Insurance Company.

GW Capital Management is responsible for compensating Loomis Sayles, which receives monthly compensation at the annual rate of .50% on the first $10 million, .45% on the next $15 million, .40% on the next $75 million and .30% on all amounts over $100 million of the Maxim Loomis Sayles Small-Cap Value; and
 .30% on all assets of the Maxim Loomis Sayles Corporate Bond Portfolio.

Founders Asset Management LLC

Founders Asset Management LLC ("Founders") serves as the sub-adviser to the Maxim Founders Growth & Income Portfolio pursuant to a Sub-Advisory Agreement dated April 1, 1998. Founders is a 90%-owned subsidiary of Mellon Bank, N.A., with the remaining 10% held by certain Founders executives and portfolio managers. Mellon Bank is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets. Founders serves as investment manager to a variety of individual and institutional investors, including other mutual funds.

GW Capital Management is responsible for compensating Founders, which receives monthly compensation at the annual rate of .425% on the first $250 million,
 .35% on the next $250 million, .325% on the next $250 million and .30% on all amounts over $750 million.

Pareto Partners

Pareto Partners ("Pareto") serves as the sub-adviser to the Maxim Global Bond Portfolio pursuant to a Sub-Advisory Agreement dated effective July 26, 1999. Mellon Bank, N.A. owns 30% of Pareto, XL Capital Ltd. owns 30% of Pareto and the employees of Pareto own the remaining 40% of Pareto. Mellon Bank, N.A. is a wholly-owned subsidiary of Mellon Bank Corporation, a publicly-owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets.

GW Capital Management is responsible for compensating Pareto, which receives monthly compensation at the annual rate of .55% on the first $25 million, .45% on the next $50 million, .35% on the next $175 million and .25% on all amounts over $250 million.

The Sub-Advisers provide investment advisory assistance and portfolio management advice to the Investment Adviser for the respective Portfolios. Subject to review and supervision by GW Capital Management and the Board of Directors of the Fund, the Sub-Advisers are responsible for the actual management of the respective Portfolios and for making decisions to buy, sell or hold any particular securities. The Sub-Advisers bear all expenses in connection with the performance of their services, such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management for the Portfolios.

Principal Underwriter

The Fund has entered into a principal underwriting agreement with One Orchard Equities, Inc. ("OOE"), 8515 East Orchard Road, Englewood, Colorado 80111. OOE is an affiliate of GW Capital Management, investment adviser of the Fund. OOE is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal underwriting agreement calls for OOE to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Funds, which are continuously offered at net asset value.

Advisory Fees

For the past three fiscal years, GW Capital Management was paid a fee for its services to the Fund as follows:



    Portfolio                             1999        1998        1997
Maxim Money Market                      $2,958,143$2,435,592   $2,027,526
Maxim Bond                              $426,077   $437, 276    $444,724
Maxim Stock Index                       $6,539,655$5,499,511   $6,451,773
Maxim U.S. Government Securities        $432,608   $402,762     $357,013
Maxim Bond Index                        $719,888   $714,083     $646,636
Maxim U.S. Government Mortgage          $1,116,175$1,021,297    $ 896,131
Securities
Maxim Index 600                         $138,515   $720,754     $617,929
Maxim Growth Index                      $2,392,749$1,297,577    $767,173
Maxim Value Index                       $2,123,015$1,711,895   $1,083,359
Maxim Templeton International Equity    $1,089,717$1,307,392   $1,229,003
Maxim Ariel Small-Cap Value             $364,316   $301,499     $315,399
Maxim Ariel MidCap Value                $1,785,216$2,409,975   $1,998,656
Maxim Loomis Sayles Corporate Bond      $1,847,779$1,708,143   $1,113,908
Maxim Loomis Sayles Small-Cap Value     $1,050,263$1,521,934   $1,365,904
Maxim T. Rowe Price Equity/Income       $1,635,613$1,588,063    $958,793
Maxim INVESCO Small-Cap Growth          $957,033   $661,772     $441,341
Maxim INVESCO ADR                       $687,989   $245,921     $123,490
Maxim Short-Term Maturity Bond          $744,257   $571,390     $352,368
Maxim INVESCO Balanced                  $1,808,649$1,551,666    $530,852
Maxim Founders Growth & Income          $1,279,462$1,061,076    $452,967
Maxim T. Rowe Price MidCap Growth       $1,590,236 $961,912     $214,690
Aggressive Profile I                    $31,494     $9,631        $292
Moderately Aggressive Profile I         $61,971     $21,186       $583
Moderate Profile I                      $49,084     $19,268       $325
Moderately Conservative Profile I       $30,305     $16,225       $238
Conservative Profile I                  $41,332     $30,453        $80
Maxim  Global Bond                      $491,431       _            _
Maxim Index 400                         $25,428        _            _
Maxim Index European                    $583,300       _            _
Maxim Index Pacific                     $670,728       _            _
Maxim  Aggressive Profile II              $225         _            _
Maxim Moderately Aggressive Profile II    $339         _            _
Maxim Moderate Profile II                 $304         _            _
Maxim Moderately Conservative Profile     $99          _            _
II
Maxim Conservative Profile II             $100         _            _

Sub-Advisory Fees

For the past three fiscal years, the Sub-Advisors were paid fees for their services to the Fund as follows:



    Portfolio                             1999       1998          1997
Maxim Templeton International Equity     $593,349  $684,218      $652,912
Maxim Ariel Small-Cap Value              $113,559   $97,896      $102,634
Maxim Ariel MidCap Value                 $737,252 $1,443,924    $1,198,132
Maxim Loomis Sayles Corporate Bond       $616,304  $569,538      $371,779
Maxim Loomis Sayles Small-Cap Value      $432,644  $589,277      $527,264
Maxim T. Rowe Price Equity/Income        $817,418  $794,863      $476,886
Maxim INVESCO Small-Cap Growth           $486,201  $360,934      $245,164
Maxim INVESCO ADR                        $357,494  $135,309      $68,016
Maxim INVESCO Balanced                   $734,028  $643,631      $246,579
Maxim Founders Growth & Income           $544,043  $451,298      $192,103
Maxim T. Rowe Price MidCap Growth        $795,526  $481,453      $107,763
Maxim  Global Bond  (Pareto Partners)    $175,676      _            _

Payment of Expenses

GW Capital Management provides investment advisory services and pays all compensation of and furnishes office space for officers and employees of the Investment Adviser connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all directors of the Fund who are affiliated persons of GW Capital Management or any of its affiliates.

Expenses that are borne directly by the Fund include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian, independent directors' fees, legal expenses, state franchise taxes, costs of auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, advisory fees, certain insurance premiums, costs of corporate meetings, costs of maintenance of corporate existence, investor services (including allocable telephone and personnel expenses), extraordinary expenses, and other expenses properly payable by the Fund. Accounting services are provided for the Fund by GW Capital Management and the Fund reimburses GW Capital Management for its costs in connection with such services. The amounts of such expense reimbursements for the Fund's fiscal years ended December 31, 1999, 1998 and 1997 were $450,130, $143,649 and $216,643 respectively. Depending upon the nature of the lawsuit, litigation costs may be borne by the Fund.

GW Capital Management has agreed to pay any expenses which exceed an annual rate (including the management fee) of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.05% of the average daily net asset of the Maxim T. Rowe Price MidCap Growth Portfolio; 1.10% of the average daily net assets of the Maxim Ariel MidCap Value and Maxim INVESCO Small-Cap Growth Portfolios; 1.15% of the average daily net assets of the Maxim Founders Growth & Income Portfolio; 1.20% of the average daily net assets of the Maxim Index European and Maxim Index Pacific Portfolios; 1.30% of the average daily net assets of the Maxim Loomis Sayles Small-Cap Value Portfolio; 1.35% of the average daily net assets of the Maxim Ariel Small-Cap Value Portfolio; and, 1.50% of the average daily net assets of the Maxim INVESCO ADR and Maxim Templeton International Equity Portfolios.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the direction of the Board of Directors, GW Capital Management, or a Sub-Advisor for those Portfolios which are managed on a day-to-day basis by a Sub-Advisor, is primarily responsible for placement of Fund's portfolio transactions. Neither GW Capital Management nor any Sub-Advisor have an obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While GW Capital Management and the Sub-Advisors generally will seek reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

Transactions on U.S. futures and stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Commissions vary among different brokers and dealers, which may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those for negotiated transactions in the United States. Prices for over-the-counter transactions usually include an undisclosed commission or "mark-up" that is retained by the broker or dealer effecting the trade. The cost of securities purchased from an underwriter or from a dealer in connection with an underwritten offering usually includes a fixed commission which is paid by the issuer to the underwriter or dealer. Transactions in U.S. government securities occur usually through issuers and underwriters of and major dealers in such securities, acting as principals. These transactions are normally made on a net basis and do not involve payment of brokerage commissions.

In placing portfolio transactions, GW Capital Management and the Sub-Advisors may give consideration to brokers or dealers which provide supplemental investment research, in addition to such research obtained for a flat fee, and pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may charge for the same transaction. Such supplemental research ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. Supplemental research obtained through brokers or dealers will be in addition to and not in lieu of the services required to be performed by GW Capital Management or a Sub-Advisor. Expenses will not necessarily be reduced as a result of the receipt of such supplemental information. GW Capital Management and the Sub-Advisors may use any supplemental investment research obtained for the benefit of the Portfolios in providing investment advice to its other investment advisory accounts, and may use such information in managing its own accounts. Conversely, such supplemental information obtained by the placement of business for the Portfolios will be considered by and may be useful to GW Capital Management or the Sub-Advisors in carrying out its obligations to the Fund.

If in the best interests of both one or more Portfolios and other client accounts of GW Capital, GW Capital Management may, to the extent permitted by applicable law, but need not, aggregate the purchases or sales of securities for these accounts to obtain favorable overall execution. When this occurs, GW Capital Management will allocate the securities purchased and sold and the expenses incurred in a manner that it deems equitable to all accounts. In making this determination, GW Capital Management may consider, among other things, the investment objectives of the respective client accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally, and the opinions of persons responsible for managing the Portfolios and other client accounts. The use of aggregated transactions may adversely affect the size of the position obtainable for the Portfolios, and may itself adversely affect transaction prices to the extent that it increases the demand for the securities being purchased or the supply of the securities being sold.

No brokerage commissions have been paid by the Maxim Money Market, Bond, Maxim Bond Index, U.S. Government Securities, Maxim U.S. Government Mortgage Securities, Maxim Short-Term Maturity Bond, Maxim Global Bond Portfolio and the Profile Portfolios for the years ended December 31, 1997 through December 31, 1999. For the years 1997, 1998 and 1999, respectively the Portfolios paid commissions as follows: Maxim Stock Index Portfolio - $130,615, $36,833 and $99,579; Maxim Templeton International Equity Portfolio - $290,435, $233,873 and $246,298; Maxim Index 600 Portfolio - $247,609. $30,229 and $11,723; Maxim Value
Index Portfolio - $79,357, 12,590 and $139,884; Maxim Growth Index Portfolio - $46,825, 14,990 and $128,036; Maxim Ariel Small-Cap Value Portfolio - $117,550, $42,644 and $42,908; Maxim Ariel MidCap Value Portfolio - $548,942, $521,232 and $979,682; Maxim Loomis Sayles Small-Cap Value Portfolio $377,783, $517,306 and
$343,301;  Maxim T. Rowe Price Equity/Income Portfolio - $108,963,  $107,927 and
$140,379;  Maxim  INVESCO  Small-Cap  Growth  Portfolio - $95,102,  $104,969 and
$177,677; Maxim INVESCO ADR Portfolio - $6,894. $10,943 and $56,464; Maxim Loomis Sayles Corporate Bond Portfolio - $270, $469 and $1,237; Maxim INVESCO Balanced Portfolio - $188,000, $325,526 and $334,050; Maxim Founders Growth & Income Portfolio - $267,899, $589,764 and $337,570; Maxim T. Rowe Price MidCap Growth Portfolio - $79,790, $149,774 and $234,506. In 1999, the following Portfolios paid commissions as follows: Maxim Index 400 Portfolio - $9,498; Maxim Index Pacific Portfolio - $72,935; Maxim Index European Portfolio - $18,679.

Portfolio Turnover

The turnover rate for each Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the Portfolio during the fiscal year. In computing the portfolio turnover rate, certain U.S. government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded.

There are no fixed limitations regarding the portfolio turnover of the Portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Portfolio may be disposed of when appropriate in GW Capital Management's judgment.

With respect to any Portfolio, a higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Portfolio and, thus, indirectly by its shareholders. Higher portfolio turnover may also increase a shareholder's current tax liability for capital gains by increasing the level of capital gains realized by a Portfolio.

Based upon the formula for calculating the portfolio turnover rate, as stated above, the portfolio turnover rate for each Portfolio (other than the Maxim Money Market Portfolio) for 1999 and 1998 is as follows:

                                        1999        1998
    Portfolio                Turrnover Rate       Turnover Rate

    Maxim Bond                           67.43%            42.50%
    Maxim Global Bond                    86.93%            -
    Maxim Stock Index                    10.69%            12.91%
    Maxim U.S. Government Securities     51.82%            56.64%
    Maxim Loomis Sayles Corporate Bond   28.00%            55.47%
    Maxim Index 600                      37.75%            59.18%
    Maxim Index 400                      26.41%            -
    Maxim Ariel Small-Cap Value          46.17%            26.29%
    Maxim Templeton International Equity 58.75%            40.02%
    Maxim INVESCO ADR                    22.06%            28.66%
    Maxim INVESCO Balanced              119.39%           119.95%
    Maxim INVESCO Small-Cap Growth      223.65%           149.15%
    Maxim Ariel MidCap Value            182.75%            87.81%
    Maxim T. Rowe Price Equity/Income    44.02%            32.30%
    Maxim Index European                 19.79%            -
    Maxim Index Pacific                  18.94%            -
    Maxim Growth Index                   54.24%            26.48%
    Maxim Bond Index                    127.95%            59.84%
    Maxim Short-Term Maturity Bond       45.60%            37.33%
    Maxim Loomis Sayles Small-Cap Value 105.57%            149.12%
    Maxim U.S. Government Mortgage
     Securities                          46.74%            108.19%
    Maxim Value Index                    70.11%             39.67%
    Maxim Founders Growth & Income      173.72%            287.17%
    Maxim T. Rowe Price MidCap Growth    66.80%            52.50%
    Aggressive Profile I                 77.51%            94.75%
    Moderately Aggressive Profile I     101.16%            123.12%
    Moderate Profile I                  105.60%            114.39%
    Moderately Conservative Profile I   116.96%            112.09%
    Conservative Profile I               80.14%            99.16%
    Aggressive Profile II               114.40%            -
    Moderately Aggressive Profile II    105.09%            -
    Moderate Profile II                 113.22%            -
    Moderately Conservative Profile II   84.96%            -
    Conservative Profile II             176.32%            -


     A higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders.


                           PURCHASE AND REDEMPTION OF SHARES

As of December 31, 1999, the outstanding shares of the Fund were presently held of record by Maxim Series Account, Pinnacle Series Account, Retirement Plan Series Account, FutureFunds Series Account, FutureFunds Series Account II and Qualified Series Account of GWL&A, by TNE Series (k) Account of New England Life Insurance Company, by certain qualified retirement plans and by Great-West, which provided the initial capitalization for certain Portfolios.

The following tables list the name and percentage of ownership of each person who owned of record or is known by the Fund to own beneficially 5% or more of the shares of any Portfolio, as of December 31, 1999. The address of each Series Account owner included herein and for Great-West is: 8515 E. Orchard Road, Englewood, Colorado 80111.

                          Maxim Money Market Portfolio
 Series Account                   Percentage
FutureFunds Series Account          15.07%
FutureFunds Series Account II       74.97%
TNE Series (k) Account               8.13%

                              Maxim Bond Portfolio
Series Account                    Percentage
FutureFunds Series Account          64.50%
FutureFunds Series Account II       20.54%

                 Maxim Templeton International Equity Portfolio
       Series Account             Percentage
FutureFunds Series Account          43.68%
FutureFunds Series Account II       56.32%

                   Maxim U.S. Government Securities Portfolio
       Series Account              Percentage
Maxim Series Account                 8.75%
FutureFunds Series Account           56.87%
FutureFunds Series Account           9.16%
II
Maxim Conservative Profile           6.32%
I Portfolio
Maxim Moderately Aggressive
Profile I Portfolio                 9.01%

                           Maxim Stock Index Portfolio
       Series Account             Percentage
FutureFunds Series Account          60.07%
FutureFunds Series Account II       34.38%

                            Maxim Bond Index Portfolio
       Series Account             Percentage
FutureFunds Series Account          87.58%
II
TNE Series (K) Account              11.26%

               Maxim U.S. Government Mortgage Securities Portfolio
       Series Account             Percentage
FutureFunds Series Account          88.67%
II
TNE Series (K) Account              9.86%

                          Maxim Growth Index Portfolio
       Series Account             Percentage
FutureFunds Series Account    75.64%
II
TNE Series (K) Account        10.28%



                        Maxim INVESCO Balanced Portfolio
       Series Account             Percentage
FutureFunds Series Account          66.16%
FutureFunds Series Account          32.40%
II

                            Maxim Index 600 Portfolio
       Series Account             Percentage
FutureFunds Series Account          56.37%
FutureFunds Series Account          32.40%
II
Retirement Plan Series               9.78%
Account

                      Maxim Ariel Small-Cap Value Portfolio
       Series Account             Percentage
FutureFunds Series Account          16.98%
FutureFunds Series Account          59.38%
II
TNE Series (K) Account               7.32%
Retirement Plan Series               6.67%
Account
Maxim Aggressive Profile I         8.85%
Portfolio

                  Maxim Loomis Sayles Corporate Bond Portfolio
       Series Account             Percentage
FutureFunds Series Account          10.74%
FutureFunds Series Account          76.79%
II
TNE Series (K) Account              10.68%

                  Maxim Loomis Sayles Small-Cap Value Portfolio
       Series Account             Percentage
FutureFunds Series Account          81.22%
II
TNE Series (K) Account              10.56%
Retirement Plan Series               5.63%
Account

                       Maxim INVESCO Small-Cap Growth Portfolio
       Series Account             Percentage
FutureFunds Series Account          41.01%
FutureFunds Series Account          50.26%
II

                   Maxim T. Rowe Price Equity/Income Portfolio
       Series Account              Percentage
FutureFunds Series Account           47.22%
FutureFunds Series Account           51.82%
II

                       Maxim Ariel MidCap Value Portfolio
       Series Account              Percentage
FutureFunds Series Account           84.49%
FutureFunds Series Account           13.91%
II

                           Maxim INVESCO ADR Portfolio
       Series Account              Percentage
FutureFunds Series Account            8.69%
FutureFunds Series Account           65.11%
II
TNE Series (K) Account           10.47%
Maxim Moderately Aggressive
Profile I Portfolio              6.28%



                    Maxim Short-Term Maturity Bond Portfolio
       Series Account              Percentage
FutureFunds Series Account           73.12%
II
TNE Series (K) Account               13.11%
Maxim Conservative Profile I       5.36%
Portfolio

                           Maxim Value Index Portfolio
       Series Account              Percentage
FutureFunds Series Account           80.11%
II
TNE Series (K) Account               11.77%
Retirement Plan Series
Account


                    Maxim Founders Growth & Income Portfolio
       Series Account               Percentage
FutureFunds Series Account            82.77%
II
TNE Series (K) Account                9.98%


                   Maxim T. Rowe Price MidCap Growth Portfolio
       Series Account               Percentage
FutureFunds Series Account            70.27%
II
FutureFunds Series Account            8.07%
TNE Series (K) Account                9.88%

                            Maxim Index 400 Portfolio
       Series Account               Percentage
Great-West                          100.00%

                         Maxim Index European Portfolio
       Series Account               Percentage
FutureFunds Series Account            85.95%
II
TNE Series (K) Account          14.04%

                          Maxim Index Pacific Portfolio
       Series Account               Percentage
FutureFunds Series Account            86.49%
II
TNE Series (K) Account
                              12.97%

                           Maxim Global Bond Portfolio
       Series Account               Percentage
FutureFunds Series Account            84.26%
II
TNE Series (K) Account          14.80%

                         Aggressive Profile I Portfolio
       Series Account               Percentage
FutureFunds Series Account            99.57%

                    Moderately Aggressive Profile I Portfolio
       Series Account               Percentage
FutureFunds Series Account            98.82%

                          Moderate Profile I Portfolio
       Series Account               Percentage
FutureFunds Series Account            98.68%

                   Moderately Conservative Profile I Portfolio
       Series Account               Percentage
FutureFunds Series Account            99.50%

                        Conservative Profile I Portfolio
       Series Account               Percentage
FutureFunds Series Account            98.88%

                         Aggressive Profile II Portfolio
       Series Account               Percentage
FutureFunds Series II                 50.58%
Account
Great-West                            20.26%
Software.com, Inc.*             26.89%

                   Moderately Aggressive Profile II Portfolio
       Series Account               Percentage
FutureFunds Series II                 77.59%
Account
Great-West                             8.67%
Software.com, Inc.*             9.66%

                          Moderate Profile II Portfolio
       Series Account               Percentage
FutureFunds Series II                 60.42%
Account
TNE Series (K) Account                15.88%
Great-West                            11.77%
Software.com, Inc.*             11.92%

                  Moderately Conservative Profile II Portfolio
       Series Account               Percentage
FutureFunds Series II                 70.25%
Account
TNE Series (K) Account                10.50%
Great-West                             5.74%
Software.com, Inc.*             13.51%

                        Conservative Profile II Portfolio
       Series Account               Percentage
FutureFunds Series II                 85.40%
Account
TNE Series (K) Account                 7.47%
Great-West                             6.90%

* The address of Software.com, Inc is 525 Anacapa St., Santa Barbara, CA 93101.


                            INVESTMENT PERFORMANCE

The Portfolios may quote measure of investment performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns.

Money Market Portfolio

In accordance with regulations prescribed by the SEC, the Fund is required to compute the Money Market Portfolio's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market Portfolio at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

The SEC also permits the Fund to disclose the effective yield of the Money Market Portfolio for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Portfolio, the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

For the seven day period ending December 31, 1999, the Money Market Portfolio's yield was 5.33% and its effective yield was 5.47%.

Other Portfolios

Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of a Portfolio are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

      P(I+T)n = ERV

Where:            P     =     a hypothetical initial payment of $1,000
            T     =     average annual total return
            n     =     number of years

ERV = ending redeemable value of the hypothetical $ 1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

The computation above assumes that all dividends and distributions made by a Portfolio are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of a Portfolio, or of a hypothetical investment in a Portfolio, over any period up to the lifetime of the Portfolio. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

Each Portfolio's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

Each Portfolio may also publish its distribution rate and/or its effective distribution rate. A Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Portfolio's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Portfolio's last monthly distribution. A Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Portfolio during the month.

Other data that may be advertised or published about each Portfolio include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

Standardized Yield Quotations. The yield of a Portfolio is computed by dividing the Portfolio's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:


      2[( a - b + 1 )6 - 1 ]
          (cd)

Where:            a =   net investment income earned during the period
            b =   net expenses accrued for the period

            c =   the  average  daily  number of shares
                  outstanding during the period that were entitled to receive dividends

            d =   the maximum offering price per share

Net investment income will be determined in accordance with rules established by the SEC.

Calculation of Total Return. Total return is a measure of the change in value of an investment in a Portfolio over the time period covered . In calculating total return, any dividends or capital gains distributions are assumed to have been reinvested in the Portfolio immediately rather than paid to the investor in cash. The formula for total return includes four steps (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of they hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Portfolio has not been in existence for at least ten years.

FORMULA:    P(1+T)  to the power of N = ERV

WHERE:T =   Average annual total return

      N =   The  number  of  years   including   portions   of  years   where
      applicable for which the performance is being measured

      ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

      P =   Opening  redeemable  value of a  hypothetical  $1.00 payment made the inception of the portfolio

The above formula can be restated to solve for T as follows:

          T =   [(ERV/P) to the power of 1/N]-1

Set forth below is a table showing each Portfolio's inception date and its average annual total return for one, five and ten years or the life of the Portfolio for the periods ended December 31, 1999.

                                      InceptionOne    Five    Ten        Since
Portfolio                               Date    Year   Years   Years   Inception

Maxim Bond                             2/25/82 -0.27%   6.47%    6.70%       N/A
Maxim Loomis Sayles Corporate Bond     11/1/94  4.87%  11.93%      N/A    11.20%
Maxim U.S. Government Securities        4/8/85  0.30%   7.08%    7.37%       N/A
Maxim U.S. Government Mortgage         12/1/92  0.51%   7.11%      N/A     6.26%
Securities
Maxim Short-Term Maturity Bond          8/1/95  3.37%     N/A      N/A     5.35%
Maxim Ariel MidCap Value                1/3/94  0.26%  15.22%      N/A    14.48%
Maxim T. Rowe Price MidCap Growth       7/1/97 24.60%     N/A      N/A    23.31%
Maxim Ariel Small-Cap Value            12/1/93 -5.80%  12.18%      N/A    10.01%
Maxim Loomis Sayles Small-Cap Value    11/1/94 -0.43%  15.42%      N/A    14.33%
Maxim INVESCO Small-Cap Growth         11/1/94 80.78%  33.34%      N/A    32.32%
Maxim Templeton International Equity   12/1/93 29.91%  10.39%      N/A     9.73%
Maxim INVESCO ADR                      11/1/94 22.67%  16.31%      N/A    15.48%
Maxi INVESCO Balanced                  10/1/96 16.74%     N/A      N/A    20.30%
Maxim Founders Growth & Income
(formerly, Maxim Founders Blue Chip)    7/1/97 15.04%     N/A      N/A    14.36%
Maxim T. Rowe Price Equity/Income      11/1/94  3.39%  18.24%      N/A    17.29%
Maxim Stock Index                      2/25/82 19.73%  27.08%   17.20%       N/A
Maxim Index 600                        12/1/93 11.85%  14.16%      N/A    10.84%
Maxim Growth Index                     12/1/93 26.87%  30.04%      N/A    24.65%
Maxim Value Index                      12/1/93 11.39%  23.05%      N/A    18.36%
Maxim Bond Index   (formerly, Maxim
Investment Grade Corporate Bond)       12/1/92 -0.31%   6.54%      N/A     5.56%
Aggressive Profile I                    9/9/97 21.83%     N/A      N/A    17.10%
Moderately Aggressive Profile I         9/9/97 22.05%     N/A      N/A    16.35%
Moderate Profile I                      9/9/97 16.43%     N/A      N/A    13.03%
Conservative Profile I                  9/9/97  4.86%     N/A      N/A     7.19%
Moderately Conservative Profile I       9/9/97  8.34%     N/A      N/A     8.75%
Maxim Index 400                        7/26/99    N/A     N/A      N/A    7.30%*
Maxim Index European                   7/26/99    N/A     N/A      N/A   18.44%*
Maxim Index Pacific                    7/26/99    N/A     N/A      N/A   38.27%*
Maxim Global Bond                      7/26/99    N/A     N/A      N/A   -1.25%*
Maxim Aggressive Profile II            9/16/99    N/A     N/A      N/A   16.72%*
Maxim Moderately Aggressive Profile    9/16/99    N/A     N/A      N/A   11.41%*
II
Maxim Moderate Profile II              9/16/99    N/A     N/A      N/A    8.47%*
Maxim Conservative Profile II          9/30/99    N/A     N/A      N/A    5.00%*
Maxim Moderately Conservative          9/27/99    N/A     N/A      N/A    7.54%*
Profile II

* Non-annualized.

Performance Comparisons

Each  Portfolio  may from time to time  include its yield and/or total return in advertisements or in information furnished to present or prospective shareholders. Each Portfolio may include in such advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, relevant indices and Donoghue Money Fund Report as having the same or similar investment objectives.

The manner in which total return and yield will be calculated for public use is described above. The table in the Prospectus under the heading "Performance Related Information", summarizes the calculation of total return and yield for each Portfolio, where applicable, through December 31, 1999.


                              DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting a Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning or legal advice from a qualified tax advisor.

Qualification as a Regulated Investment Company

The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, a Portfolio will seek to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. As an RIC, a Portfolio will not be subject federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. A Portfolio will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by a Fund made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains during the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to a Portfolio's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). A Portfolio is also subject to certain investment diversification requirements.

Certain debt securities purchased by a Portfolio (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for federal income tax purposes. Whether or not a Portfolio actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Portfolio each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

In addition, a Portfolio may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time a Portfolio purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date or more than six months from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless a Portfolio elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless a Portfolio makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than six months from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period a Portfolio held the security. A Portfolio may be required to capitalize, rather than deduct currently, part or all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless a Portfolio makes the election to include market discount in income currently).

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of a Portfolio. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.

If a Portfolio were to fail to qualify as a RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings and profits (less the interest charge mentioned below, if applicable) attributable to such period. A Portfolio might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Portfolio should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Portfolio may be subject to tax on the excess (if any) of the fair market of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as a RIC.

If a Portfolio determines that it will not qualify as a RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on December 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

U.S. Treasury regulations may permit a regulated investment company, in determining its investment company taxable income and undistributed net capital for any taxable year, to treat any capital loss incurred after December 31 as if it had been incurred in the succeeding year. For purposes of the excise tax, a regulated investment company may: (I) reduce its capital gain net income by the amount of any net ordinary loss for any calendar year; and (ii) exclude foreign currency gains and losses incurred after December 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolios intend to make sufficient distributions or deemed distributions of their ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolios may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on our understanding of the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the discussion expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                                OTHER INFORMATION

Voting Rights

The shares of the Portfolios have no preemptive or conversion rights. Voting and dividends rights, the right or redemption, and exchange privileges are described in the Prospectus. Shares are fully paid and nonassessable. The Fund or any Portfolio may be terminated upon the sale of its assets to another investment company (as defined in the Investment Company Act of 1940, as amended), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolios. If not so terminated, the Fund or the Portfolios will continue indefinitely.

Custodian

The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the Fund's assets. The custodian is responsible for the safekeeping of a Portfolio's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a portfolio or in deciding which securities are purchased or sold by a Portfolio. However, a Portfolio may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

Independent Auditors

Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Fund's independent auditor. Deloitte & Touche LLP audits financial statements for the Fund and provides other audit, tax, and related services.

                             FINANCIAL STATEMENTS

The Fund's audited financial statements as of December 31, 1999, together with the notes thereto and the report of Deloitte & Touche LLP are incorporated by reference to Registrant's N-30D filed via EDGAR on February 28, 2000.


                                    APPENDIX

Corporate Bond Ratings by Moody's Investors Service, Inc.

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Corporate Bonds Ratings by Standard & Poor's Corporation

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

      BB & B - Standard & Poor's describes the BB and B rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings by Moody's Investors Service, Inc.

      Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

      Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

      Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

      A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

      A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

      A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

      A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.



                                    PART C
                                 OTHER INFORMATION

Item 23.    Exhibits

            Items (a)-(c) are incorporated by reference to Registrant's Post-Effective Amendment No. 67 to its Registration Statement dated February 28, 2000.

            Item (d) relating to the sub-advisory agreement for the Maxim Ariel MidCap Value Portfolio is incorporated by reference to Registrant's Post-Effective Amendment No. 56 to its Registration Statement dated November 24, 1998, and all other sub-advisory agreements are incorporated by reference to Registrant's Post-Effective Amendments No 28, 29 and 55 to its Registration Statement dated September 1, 1994 and May 1, 1998. The investment advisory agreement for the Fund, including all amendments thereto and the sub-advisory agreement for the Maxim Global Bond
            Portfolio are incorporated by reference to Registrant's Post Effective Amendment No. 64 to its Registration Statement filed via EDGAR on July 19, 1999.

            Item (e), Principal Underwriting Agreement, is incorporated by reference to Registrant's Post Effective Amendment No. 64 to its Registration Statement filed via EDGAR on July 19, 1999.

            Item (f) is not applicable.

            Item   (g)  is   incorporated   by   reference   to   Registrant's
            Post-Effective Amendment No. 24 dated March 1, 1993.

            Item (h) is not applicable.

            Item   (i)  is   incorporated   by   reference   to   Registrant's
            Post-Effective Amendment No. 67 to its Registration Statement dated February 28, 2000.

            Item (j), written consent of Deloitte & Touche LLP, Independent Auditors is attached hereto as Exhibit 23(j).

            Items (k) - (n) are not applicable.

            Item (p), Code of Ethics is attached hereto as Exhibit 23(p).


Item 24.    Persons Controlled by or under Common Control with Registrant.


      See Organizational Chart on page C-2.




      Power Corporation of Canada
            100% - 2795957 Canada Inc.
                  100% - 171263 Canada Inc.
                        67.4% - Power Financial Corporation
                              80.9% - Great-West Lifeco Inc.
                              100% - The Great-West Life Assurance Company
                                   100% - GWL&A Financial (Nova Scotia) Co.
                                       100% GWL&A Financial, Inc.
                                          100%   -   Great-West   Life   &   Annuity
Insurance Capital I
                                          100%   -   Great-West   Life   &   Annuity
Insurance Company
                                          100%  -  Alta  Health  &  Life   Insurance
Company
                                                      100% - Alta Agency, Inc.
                                                100%  -  First   Great-West  Life  &
Annuity Insurance Company
                                                100% - GW Capital Management, LLC
                                                      100%   -    Orchard    Capital
Management, LLC
                                                      100% - Greenwood  Investments,
Inc.
                                                100%  -   Financial   Administrative
Services Corporation
                                                100% - One Corporation
                                                      100%  -  One  Health  Plan  of
Illinois, Inc.
                                                      100%  -  One  Health  Plan  of
Texas, Inc.
                                                      100%  -  One  Health  Plan  of
California, Inc.
                                                      100%  -  One  Health  Plan  of
Colorado, Inc.
                                                      100%  -  One  Health  Plan  of
Georgia, Inc.
                                                      100%  -  One  Health  Plan  of
North Carolina, Inc.
                                                      100%  -  One  Health  Plan  of
Washington, Inc.
                                                      100%  -  One  Health  Plan  of
Ohio, Inc.
                                                      100%  -  One  Health  Plan  of
Tennessee, Inc.
                                                      100%  -  One  Health  Plan  of
Oregon, Inc.
                                                      100%  -  One  Health  Plan  of
Florida, Inc.
                                                      100%  -  One  Health  Plan  of
Indiana, Inc.
                                                      100%  -  One  Health  Plan  of
Massachusetts, Inc.
100% - One Health Plan, Inc.
                                                      100%  -  One  Health  Plan  of
Alaska, Inc.
                                                      100%  -  One  Health  Plan  of
Arizona, Inc.
                                                      100% - One of Arizona, Inc.
                                                      100%  -  One  Health  Plan  of
Maine, Inc.
                                                      100%  -  One  Health  Plan  of
Nevada, Inc.
                                                      100% - One Health  Plan of New
Hampshire, Inc.
                                                      100% - One Health  Plan of New
Jersey, Inc.
                                                      100%  -  One  Health  Plan  of
South Carolina, Inc.
                                                      100%  -  One  Health  Plan  of
Wisconsin, Inc.
                                                      100%  -  One  Health  Plan  of
Wyoming, Inc.
                                                      100% - One  Orchard  Equities,
Inc.
                                                100% - Great-West  Benefit Services,
Inc.
                                                100%   -   Benefits    Communication
Corporation
                                                      100% - BenefitsCorp  Equities,
Inc.
                                                100% - Benefits Advisors, Inc.
                                                100%    -     Greenwood     Property
Corporation
                                                 95% - Maxim Series Fund, Inc.*
                                                100% - GWL Properties Inc.
                                                      100%   -   Great-West   Realty
Investments, Inc.
                                                 50% - Westkin Properties Ltd.
                                                 92%**- Orchard Series Fund
                                                100% - Orchard Trust Company
                                                100% -  National  Plan  Coordinators
of Delaware, Inc.
                                              100% - NPC Securities, Inc.
                                              100% - Deferred Comp of
                                    Michigan, Inc.
                                              100% - National Plan
                                    Coordinators of Washington, Inc.
                                              100% - National Plan
                                    Coordinators of Ohio, Inc.
* 5% New England Life Insurance Company                   100% - Renco, Inc.
 ** 8% New England Life Insurance Company     100% - P.C. Enrollment Services
                                          & Insurance Brokerage, Inc.

         Item 25. Indemnification.

            Item 4, Part II, of Registrant's  Pre-Effective Amendment No. 1 to
its Registration                    Statement   is  herein   incorporated   by
reference.

Item 26.    Business and Other Connections of Investment Adviser.

            Registrant's investment adviser, GW Capital Management, LLC ("GW Capital Management"), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of The Great-West Life Assurance Company. GW Capital Management provides investment advisory services to various unregistered separate accounts of GWL&A and to Great-West Variable Annuity Account A and Orchard Series Fund, which are registered investment companies. The directors and officers of GW Capital Management have held, during the past two fiscal years, the following positions of a substantial nature.

Name                    Position(s)
----                    -----------

John T. Hughes          Director,  Chairman  of the  Board and  President,  GW
                        Capital  Management;  Senior Vice  President and Chief
                        Investment  Officer  (U.S.  Operations),   Great-West;
                        Senior  Vice  President,   Chief  Investment  Officer,
                        GWL&A, Chairman of the Board, GWL Properties Inc.

Wayne Hoffmann          Director,  GW  Capital  Management;   Vice  President,
                        Investments, Great-West and GWL&A.

Mark S. Hollen          Director,  GW  Capital  Management;   Vice  President,
                        Financial   Services,   Great-West  and  GWL&A,  Chief
                        Operating Officer,  Financial  Administrative Services
                        Corporation.

James M. Desmond        Vice President, GW Capital Management;  Assistant Vice
                        President, Investments, Great-West and GWL&A.

David G. McLeod         Treasurer,  GW  Capital  Management;  Vice  President,
                        Investment  Administration,   Great-West,   GWL&A  and
                        Financial Administrative Services Corporation.

Beverly A. Byrne        Secretary,  GW Capital Management;  Vice President and
                        Counsel,   Great-West;  Vice  President,  Counsel  and
                        Associate  Secretary,  GWL&A,  Counsel and  Secretary,
                        Financial    Administrative    Services   Corporation;
                        Secretary,   One  Orchard  Equities,  Inc.,  Greenwood
                        Investments,   Inc.,   BenefitsCorp  Equities,   Inc.,
                        Great-West  Variable  Annuity  Account A, Maxim Series
                        Fund, Inc., and  Benefits Communication Corporation.


Item 27.    Principal Underwriter

            (a) Orchard Series Fund

            (b) The principal business address of the directors and officers of One Orchard Equities, Inc. named below is 8515 East Orchard Road, Englewood, Colorado 80111.

                              Positions and Offices         Positions      and
Officers
            Name              with Underwriter              with Registrant
            ------                  ---------------------
--------------------
            Steve Miller            Director and President        None

            Stan Kenyon       Director                      None
                              Positions and Offices         Positions      and
Officers
            Name              with Underwriter              with Registrant
            ------                  ---------------------
--------------------

            Steve Quenville         Director                      None

            Mark Hackl        Director                      None

            Patricia Neal Jensen    Director                      None

            Glen R. Derback   Treasurer               Controller

            Beverly A. Byrne  Secretary               Secretary


Item 28.    Location of Accounts and Records

            All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical  possession  of:  Maxim  Series  Fund,  Inc.,  8515  East
            Orchard Road, Englewood, Colorado 80111; or GW Capital Management, LLC, 8515 East Orchard Road, Englewood, Colorado 80111.


Item 29.    Management Services

            Not applicable.

Item 30.    Undertakings

            Not applicable.





                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 69 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Englewood in the State of Colorado on the 26th day of April, 2000.



                                    MAXIM SERIES FUND, INC.
                                           (Registrant)



                                    By:   /s/ J.D. Motz
President (J.D. Motz)

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 66 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                   Date



/s/ J.D. Motz                             President
4/26/2000
J.D. Motz                           and Director


/s/ D.G. McLeod                           Treasurer               4/26/2000
D.G. McLeod


/s/ R.P. Koeppe*                          Director
4/26/2000
R.P. Koeppe


/s/ R. Jennings*                          Director
4/26/2000
R. Jennings


/s/ D.L. Wooden                           Director
4/26/2000
D.L. Wooden


/s/ S. Zisman*                            Director
4/26/2000
S. Zisman




*By: /s/ Beverly A. Byrne
     B.A. Byrne
      Attorney-in-fact   pursuant   to  Powers   of   Attorney   filed   under
      Post-Effective Amendment No. 52 to this Registration Statement.